NATIONWIDE

VARIABLE

ACCOUNT-15

Annual Report

To

Contract Owners

December 31, 2025

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-15:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Nationwide Variable Account-15 (the Subaccounts), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year or period listed in the Appendix, and the changes in their contract owners’ equity for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Appendix

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class (DFVEA)1

DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio (DFVGB)1

DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)1

DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio (DFVIS)1

DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio (DFVIV)1

DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio (DFVSTF)1

DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio (DFVULV)1

DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio (DFVUTV)1

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco V.I. International Growth Fund: Series I (OVIG)1

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

JOHN HANCOCK FUNDS

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II (JHEMV2)

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II (GEM2)1

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth Fund: Class II (NCPG2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class II (NCPGI2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class II (NVCCA2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class II (NVCCN2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class II (NVCMA2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class II (NVCMC2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class II (NVCMD2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class II (NVCRA2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class II (NVCRB2)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z (NVMIVZ)1

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II (TRF2)1

NOMURA INVESTMENT MANAGEMENT

Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class (DWVSVS)1

Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class (WRENG)1

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class (WRMCG)1

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class (PMUBAM)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB (PVDIB)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (VEEMS)

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from May 7, 2024 (inception) to December 31, 2024.

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from May 8, 2024 (inception) to December 31, 2024.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from May 20, 2024 (inception) to December 31, 2024.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from June 3, 2024 (inception) to December 31, 2024.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from June 6, 2024 (inception) to December 31, 2024.

CALVERT GROUP

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (PIVF2)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from June 7, 2024 (inception) to December 31, 2024.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from July 3, 2024 (inception) to December 31, 2024.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from July 10, 2024 (inception) to December 31, 2024.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from July 26, 2024 (inception) to December 31, 2024.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from September 23, 2024 (inception) to December 31, 2024.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from September 26, 2024 (inception) to December 31, 2024.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from October 23, 2024 (inception) to December 31, 2024.

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period February 28, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period May 16, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period May 19, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period May 21, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period July 2, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period August 12, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class II (NFDIW2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period October 24, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

(1) See Note 1 to the financial statements for the former name of the subaccount.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

							Contract			Contract
			Investments,	Accounts		Accounts	Owners’	Accumulation	Contracts in	Owners’
Subaccount*,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	Payout	Equity

ALVGIA	22,938	$728,076	$728,046	$—	$728,046	$—	$728,046	$728,046	$—	$728,046
ALVIVB	1,453	17,189	30,256	—	30,256	—	30,256	30,256	—	30,256
ALVPGB	8,655	689,578	705,246	1	705,247	—	705,247	705,247	—	705,247
ALVSVA	178,856	3,071,406	2,967,216	—	2,967,216	2	2,967,214	2,967,214	—	2,967,214
ALCAI2	34,651	4,692,239	4,464,762	—	4,464,762	—	4,464,762	4,464,762	—	4,464,762
SVDF	6,657	162,878	168,365	—	168,365	—	168,365	168,365	—	168,365
AAEIP3	9,322	106,854	117,172	1	117,173	—	117,173	117,173	—	117,173
AMVAA4	344,633	8,745,065	9,225,815	1	9,225,816	—	9,225,816	9,225,816	—	9,225,816
AMVBC4	733,212	11,713,110	12,867,868	1	12,867,869	—	12,867,869	12,867,869	—	12,867,869
AMVBD4	1,374,801	12,865,702	12,799,398	1	12,799,399	—	12,799,399	12,799,399	—	12,799,399
AMVCB4	114,665	1,513,798	1,658,062	—	1,658,062	—	1,658,062	1,658,062	—	1,658,062
AMVGG4	512,318	18,236,520	19,237,523	—	19,237,523	3	19,237,520	19,237,520	—	19,237,520
AMVGI4	236,144	14,642,312	15,295,049	—	15,295,049	—	15,295,049	15,295,049	—	15,295,049
AMVGL4	19,899	262,441	279,777	—	279,777	—	279,777	279,777	—	279,777
AMVGR4	218,553	25,397,695	29,371,332	—	29,371,332	—	29,371,332	29,371,332	—	29,371,332
AMVGS4	31,656	549,786	600,521	—	600,521	—	600,521	600,521	—	600,521
AMVHI4	81,168	830,792	833,593	—	833,593	—	833,593	833,593	—	833,593
AMVI4	32,485	538,390	709,139	—	709,139	1	709,138	709,138	—	709,138
AMVNW4	240,521	6,494,295	7,626,909	1	7,626,910	—	7,626,910	7,626,910	—	7,626,910
AMVUA4	275,130	2,698,037	2,679,763	—	2,679,763	—	2,679,763	2,679,763	—	2,679,763
BRVDA3	74,018	1,080,710	1,088,799	—	1,088,799	—	1,088,799	1,088,799	—	1,088,799
BRVHY3	98,871	684,689	696,055	3,895	699,950	—	699,950	699,950	—	699,950
BRVTR3	389,598	3,894,851	3,938,832	17,351	3,956,183	—	3,956,183	3,956,183	—	3,956,183
CVSBF	78,485	214,881	220,543	—	220,543	—	220,543	220,543	—	220,543
CLVGT2	64,009	2,041,868	2,174,379	—	2,174,379	—	2,174,379	2,174,379	—	2,174,379
CLVHY2	18,954	116,344	117,702	—	117,702	1	117,701	117,701	—	117,701
DFVEA	1,554,508	26,021,122	28,665,125	—	28,665,125	—	28,665,125	28,665,125	—	28,665,125
DFVGB	540,287	5,345,735	5,267,794	—	5,267,794	—	5,267,794	5,267,794	—	5,267,794
DFVGMI	90,600	1,443,649	1,641,668	—	1,641,668	—	1,641,668	1,641,668	—	1,641,668
DFVIS	339,021	4,565,995	5,010,731	—	5,010,731	—	5,010,731	5,010,731	—	5,010,731
DFVIV	828,429	13,785,320	15,350,784	—	15,350,784	—	15,350,784	15,350,784	—	15,350,784
DFVSTF	565,395	5,768,686	5,693,529	2	5,693,531	—	5,693,531	5,693,531	—	5,693,531
DFVULV	316,262	10,882,164	11,040,692	1	11,040,693	—	11,040,693	11,040,693	—	11,040,693
DFVUTV	304,931	6,917,461	6,793,873	—	6,793,873	3	6,793,870	6,793,870	—	6,793,870
ETVFR	219,698	1,892,882	1,838,872	1	1,838,873	—	1,838,873	1,838,873	—	1,838,873
FB2	582,431	13,689,412	14,822,876	—	14,822,876	—	14,822,876	14,822,876	—	14,822,876
FC2	202,081	11,567,912	11,490,306	1	11,490,307	—	11,490,307	11,490,307	—	11,490,307

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

							Contract			Contract
			Investments,	Accounts		Accounts	Owners’	Accumulation	Contracts in	Owners’
Subaccount*,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	Payout	Equity

FEMS2	206,426	2,839,600	3,271,856	1	3,271,857	—	3,271,857	3,271,857	—	3,271,857
FG2	57,553	5,248,466	5,345,539	3	5,345,542	—	5,345,542	5,345,542	—	5,345,542
FGI2	242,956	7,486,353	7,772,151	—	7,772,151	1	7,772,150	7,772,150	—	7,772,150
FGO2	38,732	3,348,340	3,733,812	—	3,733,812	1	3,733,811	3,733,811	—	3,733,811
FIGBP2	557,366	6,091,704	6,114,302	—	6,114,302	—	6,114,302	6,114,302	—	6,114,302
FNRS2	82,786	2,171,225	2,243,498	1	2,243,499	—	2,243,499	2,243,499	—	2,243,499
FVFRHI	479,675	4,780,002	4,628,864	—	4,628,864	1	4,628,863	4,628,863	—	4,628,863
FVICA2	84,636	2,053,702	2,221,706	1	2,221,707	—	2,221,707	2,221,707	—	2,221,707
FVSIS2	621,160	6,680,305	6,876,245	1	6,876,246	—	6,876,246	6,876,246	—	6,876,246
FVSS2	132,449	2,150,137	2,141,708	—	2,141,708	1	2,141,707	2,141,707	—	2,141,707
FEOVF	159,935	4,433,661	4,465,371	1	4,465,372	—	4,465,372	4,465,372	—	4,465,372
FTVGI2	557	6,866	7,336	1	7,337	—	7,337	7,337	—	7,337
GVSSCS	150,631	2,082,217	2,116,363	—	2,116,363	—	2,116,363	2,116,363	—	2,116,363
GVFRB	123,222	3,058,522	2,896,956	—	2,896,956	—	2,896,956	2,896,956	—	2,896,956
GVTRBE	294,830	4,212,688	4,336,944	—	4,336,944	1	4,336,943	4,336,943	—	4,336,943
RCPF	289	19,597	17,782	—	17,782	1	17,781	17,781	—	17,781
RFSF	1,377	166,616	171,220	—	171,220	—	171,220	171,220	—	171,220
RTEL	316	22,471	26,277	—	26,277	1	26,276	26,276	—	26,276
SBLP	51	1,275	1,257	—	1,257	1	1,256	1,256	—	1,256
IVRE	2,883	41,141	40,818	—	40,818	—	40,818	40,818	—	40,818
OVGIS	9,419	194,464	202,034	—	202,034	2	202,032	202,032	—	202,032
OVGSS	6,174	222,116	224,113	2	224,115	—	224,115	224,115	—	224,115
OVIG	213,347	421,090	413,893	2	413,895	—	413,895	413,895	—	413,895
JABS	36,330	2,025,630	2,160,932	2	2,160,934	—	2,160,934	2,160,934	—	2,160,934
JAFBS	211,415	2,411,729	2,355,165	2	2,355,167	—	2,355,167	2,355,167	—	2,355,167
JAGSEI	14,038	174,448	181,236	—	181,236	—	181,236	181,236	—	181,236
JAGTS	564,741	11,617,821	13,519,910	—	13,519,910	—	13,519,910	13,519,910	—	13,519,910
JAIGS	7,805	359,527	413,835	1	413,836	—	413,836	413,836	—	413,836
JAMGS	25,954	1,865,384	1,903,743	1	1,903,744	—	1,903,744	1,903,744	—	1,903,744
JAWGS	2,139	147,408	163,493	—	163,493	—	163,493	163,493	—	163,493
JHEMV2	11,304	113,230	138,698	1	138,699	—	138,699	138,699	—	138,699
JHEVTN	12,996	143,747	159,207	—	159,207	—	159,207	159,207	—	159,207
LZREMS	2,077	45,134	62,051	—	62,051	—	62,051	62,051	—	62,051

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

							Contract			Contract
			Investments,	Accounts		Accounts	Owners’	Accumulation	Contracts in	Owners’
Subaccount*,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	Payout	Equity

LVCLGI	18,541	824,351	891,814	—	891,814	—	891,814	891,814	—	891,814
SBVSG2	48,226	1,230,186	1,239,890	1	1,239,891	—	1,239,891	1,239,891	—	1,239,891
LACIPS	17,740	162,871	160,300	1	160,301	—	160,301	160,301	—	160,301
LACMVS	22,097	427,587	428,568	—	428,568	—	428,568	428,568	—	428,568
LACVS	9,138	109,449	118,218	—	118,218	—	118,218	118,218	—	118,218
LOVBD	553,144	5,839,173	5,868,853	1	5,868,854	—	5,868,854	5,868,854	—	5,868,854
LOVTRC	165,993	2,397,381	2,357,107	1	2,357,108	—	2,357,108	2,357,108	—	2,357,108
MEGSS	38,863	2,506,272	2,358,197	2	2,358,199	—	2,358,199	2,358,199	—	2,358,199
MNDSC	94,357	1,015,682	1,141,716	—	1,141,716	—	1,141,716	1,141,716	—	1,141,716
MV2RIS	63,077	1,117,269	1,278,567	1	1,278,568	—	1,278,568	1,278,568	—	1,278,568
MV3MVS	159,493	1,637,556	1,583,766	—	1,583,766	1	1,583,765	1,583,765	—	1,583,765
MVFSC	229,767	4,949,973	4,956,082	—	4,956,082	—	4,956,082	4,956,082	—	4,956,082
MVIGSC	73,995	1,287,634	1,302,319	—	1,302,319	—	1,302,319	1,302,319	—	1,302,319
MVUSC	19,996	696,715	736,259	—	736,259	2	736,257	736,257	—	736,257
MGRFV	4,932	58,074	55,778	2	55,780	—	55,780	55,780	—	55,780
MSEMB	3,851	23,151	20,565	1	20,566	—	20,566	20,566	—	20,566
MSVEG2	60,840	947,879	1,219,844	—	1,219,844	—	1,219,844	1,219,844	—	1,219,844
DTRTFY	481,491	4,037,445	3,991,560	—	3,991,560	—	3,991,560	3,991,560	—	3,991,560
EIF	149,984	3,241,436	3,485,630	—	3,485,630	1	3,485,629	3,485,629	—	3,485,629
GBF	7,296	72,142	69,460	1	69,461	—	69,461	69,461	—	69,461
GEM	22,274	302,286	331,213	—	331,213	—	331,213	331,213	—	331,213
GEM2	11,954	136,751	174,641	—	174,641	—	174,641	174,641	—	174,641
GIG	215,187	2,934,092	3,326,794	—	3,326,794	—	3,326,794	3,326,794	—	3,326,794
GVDMA	17,169	178,209	202,082	1	202,083	—	202,083	202,083	—	202,083
GVDMC	258,236	2,562,187	2,814,777	—	2,814,777	1	2,814,776	2,814,776	—	2,814,776
GVEXD	8,011,050	91,662,225	106,627,078	1	106,627,079	—	106,627,079	106,627,079	—	106,627,079
GVIDA	85,386	947,681	1,152,707	—	1,152,707	1	1,152,706	1,152,706	—	1,152,706
GVIDC	151,896	1,499,269	1,617,690	1	1,617,691	—	1,617,691	1,617,691	—	1,617,691
GVIDM	425,620	4,312,829	4,592,442	—	4,592,442	1	4,592,441	4,592,441	—	4,592,441
GVIXY	1,160,244	14,014,642	15,384,833	—	15,384,833	—	15,384,833	15,384,833	—	15,384,833
HIBF	104,384	619,341	605,425	—	605,425	—	605,425	605,425	—	605,425
IDPG2	1,209,900	13,196,781	14,905,967	1	14,905,968	—	14,905,968	14,905,968	—	14,905,968
IDPGI2	317,620	3,436,805	3,836,848	—	3,836,848	—	3,836,848	3,836,848	—	3,836,848

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

							Contract			Contract
			Investments,	Accounts		Accounts	Owners’	Accumulation	Contracts in	Owners’
Subaccount*,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	Payout	Equity

MCIFD	745,810	14,832,025	14,916,201	—	14,916,201	—	14,916,201	14,916,201	—	14,916,201
MSBF	862,739	7,777,682	7,764,655	—	7,764,655	2	7,764,653	7,764,653	—	7,764,653
NAMAA2	6,254,184	65,717,421	77,176,634	1	77,176,635	—	77,176,635	77,176,635	—	77,176,635
NAMGI2	29,244	462,932	503,005	—	503,005	—	503,005	503,005	—	503,005
NCPG2	999,191	12,555,546	14,598,175	1	14,598,176	—	14,598,176	14,598,176	—	14,598,176
NCPGI2	199,206	2,476,235	2,764,975	—	2,764,975	1	2,764,974	2,764,974	—	2,764,974
NDES2	44,747	943,264	964,754	—	964,754	—	964,754	964,754	—	964,754
NFDIW2	2,368	30,146	30,359	—	30,359	—	30,359	30,359	—	30,359
NJMIM2	886	8,901	9,080	—	9,080	—	9,080	9,080	—	9,080
NNASD2	215,023	2,733,339	2,752,290	—	2,752,290	1	2,752,289	2,752,289	—	2,752,289
NVAMV2	154,465	2,830,138	2,835,980	—	2,835,980	—	2,835,980	2,835,980	—	2,835,980
NVBXD	2,547,064	23,958,151	23,076,404	—	23,076,404	—	23,076,404	23,076,404	—	23,076,404
NVCBDY	84,047	793,037	779,114	—	779,114	1	779,113	779,113	—	779,113
NVCCA2	86,671	1,059,170	1,159,663	—	1,159,663	—	1,159,663	1,159,663	—	1,159,663
NVCCN2	193,543	2,120,995	2,297,356	—	2,297,356	1	2,297,355	2,297,355	—	2,297,355
NVCMA2	87,625	1,068,034	1,154,903	1	1,154,904	—	1,154,904	1,154,904	—	1,154,904
NVCMC2	119,601	1,293,418	1,526,115	1	1,526,116	—	1,526,116	1,526,116	—	1,526,116
NVCMD2	34,931	416,786	467,026	—	467,026	—	467,026	467,026	—	467,026
NVCRA2	141,581	2,090,824	2,345,989	—	2,345,989	1	2,345,988	2,345,988	—	2,345,988
NVCRB2	512,830	5,858,350	6,815,513	—	6,815,513	—	6,815,513	6,815,513	—	6,815,513
NVDBL2	148,355	1,931,459	2,364,772	2	2,364,774	—	2,364,774	2,364,774	—	2,364,774
NVDCA2	15,009	231,132	236,540	—	236,540	—	236,540	236,540	—	236,540
NVFIY	264,883	2,591,665	2,521,682	—	2,521,682	1	2,521,681	2,521,681	—	2,521,681
NVGEY	95,632	1,762,982	1,930,815	—	1,930,815	—	1,930,815	1,930,815	—	1,930,815
NVIE6	790	11,473	12,031	1	12,032	—	12,032	12,032	—	12,032
NVMGA2	30,201	391,469	430,057	1	430,058	—	430,058	430,058	—	430,058
NVMIVZ	78,729	1,050,062	1,198,258	—	1,198,258	—	1,198,258	1,198,258	—	1,198,258
NVMLG1	28,903	271,717	272,262	—	272,262	—	272,262	272,262	—	272,262
NVMMG2	2,346	13,599	15,674	—	15,674	—	15,674	15,674	—	15,674
NVMMV1	147,977	1,182,666	1,115,746	—	1,115,746	—	1,115,746	1,115,746	—	1,115,746
NVNMO2	22,177	234,767	209,792	—	209,792	1	209,791	209,791	—	209,791
NVNSR2	101,809	1,302,361	1,122,948	—	1,122,948	—	1,122,948	1,122,948	—	1,122,948
NVRE2	35,127	274,001	269,779	—	269,779	1	269,778	269,778	—	269,778

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

							Contract			Contract
			Investments,	Accounts		Accounts	Owners’	Accumulation	Contracts in	Owners’
Subaccount*,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	Payout	Equity

NVSIXD	2,372,934	20,402,536	22,447,960	—	22,447,960	2	22,447,958	22,447,958	—	22,447,958
NVSTB2	163,061	1,618,136	1,599,628	—	1,599,628	1	1,599,627	1,599,627	—	1,599,627
SAM	36,901,850	36,901,850	36,901,850	2	36,901,852	—	36,901,852	36,901,852	—	36,901,852
SCF	11,068	214,272	224,342	—	224,342	—	224,342	224,342	—	224,342
SCGF2	47,626	638,722	708,676	—	708,676	—	708,676	708,676	—	708,676
SCVF	56,637	540,175	525,596	—	525,596	—	525,596	525,596	—	525,596
TRF2	24,896	591,096	605,714	—	605,714	—	605,714	605,714	—	605,714
DWVSVS	45,151	1,739,345	1,800,177	—	1,800,177	2	1,800,175	1,800,175	—	1,800,175
WRMCG	250,344	2,173,057	1,932,658	—	1,932,658	1	1,932,657	1,932,657	—	1,932,657
MNCPS2	17,985	274,122	305,183	—	305,183	1	305,182	305,182	—	305,182
PMUBAM	127,197	1,107,026	1,137,143	—	1,137,143	1	1,137,142	1,137,142	—	1,137,142
PMVAAD	21,770	195,696	212,478	—	212,478	—	212,478	212,478	—	212,478
PMVEBA	11,895	130,969	135,842	—	135,842	1	135,841	135,841	—	135,841
PMVFAD	13,987	104,865	105,182	1	105,183	—	105,183	105,183	—	105,183
PMVFHA	13,865	140,230	139,205	—	139,205	—	139,205	139,205	—	139,205
PMVHYA	33,101	238,765	245,276	—	245,276	3	245,273	245,273	—	245,273
PMVID	1,885,490	18,852,738	19,514,819	—	19,514,819	2	19,514,817	19,514,817	—	19,514,817
PMVLDA	125,234	1,201,139	1,224,790	1	1,224,791	—	1,224,791	1,224,791	—	1,224,791
PMVLGA	139,528	1,071,446	1,043,667	—	1,043,667	1	1,043,666	1,043,666	—	1,043,666
PMVRRA	205,936	2,448,802	2,473,294	—	2,473,294	—	2,473,294	2,473,294	—	2,473,294
PMVRSA	49,722	280,725	312,752	1	312,753	—	312,753	312,753	—	312,753
PMVTRA	873,541	8,118,157	8,254,966	—	8,254,966	1	8,254,965	8,254,965	—	8,254,965
PVSTA	667,326	6,871,205	6,893,476	—	6,893,476	—	6,893,476	6,893,476	—	6,893,476
PVDIB	101,342	463,644	477,319	—	477,319	—	477,319	477,319	—	477,319
PVGPB	62,287	996,775	1,058,251	1	1,058,252	—	1,058,252	1,058,252	—	1,058,252
PVIB	39,309	315,693	321,939	1	321,940	—	321,940	321,940	—	321,940
PVIGIB	61,651	914,333	977,786	—	977,786	—	977,786	977,786	—	977,786
PVNOB	10,237	426,640	473,980	—	473,980	—	473,980	473,980	—	473,980
PVTIGB	17,159	306,385	339,927	1	339,928	—	339,928	339,928	—	339,928
TRBCG2	98,578	5,591,947	5,985,634	—	5,985,634	2	5,985,632	5,985,632	—	5,985,632
TRHS2	54,280	2,771,565	2,932,760	—	2,932,760	1	2,932,759	2,932,759	—	2,932,759
TRMCG2	31,171	831,947	738,452	—	738,452	1	738,451	738,451	—	738,451
VEEMS	2,625	23,194	30,292	—	30,292	—	30,292	30,292	—	30,292

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

							Contract			Contract
			Investments,	Accounts		Accounts	Owners’	Accumulation	Contracts in	Owners’
Subaccount*,**	Shares	Cost	at fair value	Receivable	Total Assets	Payable	Equity	Units	Payout	Equity

VVGGS	112,818	2,161,100	2,745,995	—	2,745,995	1	2,745,994	2,745,994	—	2,745,994
VWHAS	25,915	695,730	828,510	2	828,512	—	828,512	828,512	—	828,512
VVB	553,703	12,643,547	14,069,585	2	14,069,587	—	14,069,587	14,069,587	—	14,069,587
VVCG	58,536	2,957,632	3,618,667	—	3,618,667	—	3,618,667	3,618,667	—	3,618,667
VVDV	443,342	7,108,147	7,745,179	—	7,745,179	—	7,745,179	7,745,179	—	7,745,179
VVEI	619,759	15,571,128	16,250,083	—	16,250,083	—	16,250,083	16,250,083	—	16,250,083
VVEIX	821,315	58,453,228	67,314,972	1	67,314,973	—	67,314,973	67,314,973	—	67,314,973
VVG	506,602	15,857,941	18,582,179	—	18,582,179	—	18,582,179	18,582,179	—	18,582,179
VVGBI	48,175	908,191	907,139	—	907,139	—	907,139	907,139	—	907,139
VVHGB	4,379,637	46,269,506	47,300,077	2	47,300,079	—	47,300,079	47,300,079	—	47,300,079
VVHYB	396,766	2,917,506	2,995,582	—	2,995,582	—	2,995,582	2,995,582	—	2,995,582
VVI	241,577	6,250,324	6,906,681	—	6,906,681	1	6,906,680	6,906,680	—	6,906,680
VVMCI	593,958	15,450,500	16,607,065	—	16,607,065	—	16,607,065	16,607,065	—	16,607,065
VVREI	372,448	4,322,060	4,309,223	—	4,309,223	—	4,309,223	4,309,223	—	4,309,223
VVSCG	148,071	2,716,382	2,823,708	—	2,823,708	—	2,823,708	2,823,708	—	2,823,708
VVSTC	1,807,788	18,548,427	19,289,099	—	19,289,099	1	19,289,098	19,289,098	—	19,289,098
VVTISI	584,477	13,126,276	15,699,040	1	15,699,041	—	15,699,041	15,699,041	—	15,699,041
VVTSM	541,572	27,864,564	32,998,010	—	32,998,010	—	32,998,010	32,998,010	—	32,998,010
PIVF2	50,737	933,607	1,010,675	—	1,010,675	—	1,010,675	1,010,675	—	1,010,675

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	ALVGIA	ALVIVB	ALVPGB	ALVSVA	ALCAI2	SVDF	AAEIP3	AMVAA4

Reinvested dividends	$9,731	640	—	22,097	—	—	5,250	155,705

Mortality and expense risk charges (note 2)	(1,323)	(44)	(811)	(3,632)	(7,783)	(380)	(242)	(11,188)

Net investment income (loss)	8,408	596	(811)	18,465	(7,783)	(380)	5,008	144,517

Realized gain (loss) on investments	(17,266)	1,678	6,756	(13,742)	2,137,379	47,016	23,892	26,643

Change in unrealized gain (loss) on investments	7,734	7,774	12,198	(194,581)	(1,478,996)	(28,486)	(34,179)	390,533

Net gain (loss) on investments	(9,532)	9,452	18,954	(208,323)	658,383	18,530	(10,287)	417,176

Reinvested capital gains	70,905	—	55,223	285,902	711,866	2,015	13,401	557,728

Net increase (decrease) in contract owners’ equity resulting from operations	$69,781	10,048	73,366	96,044	1,362,466	20,165	8,122	1,119,421

Investment Activity*:	AMVBC4	AMVBD4	AMVCB4	AMVGG4	AMVGI4	AMVGL4	AMVGR4	AMVGS4

Reinvested dividends	$134,631	495,259	35,438	209,920	92,079	3,116	30,558	1,135

Mortality and expense risk charges (note 2)	(13,859)	(15,965)	(1,644)	(24,507)	(16,114)	(357)	(36,057)	(818)

Net investment income (loss)	120,772	479,294	33,794	185,413	75,965	2,759	(5,499)	317

Realized gain (loss) on investments	440,135	(203,137)	16,590	70,678	394,142	3,744	2,230,719	(2,107)

Change in unrealized gain (loss) on investments	309,130	426,506	149,512	876,179	(322,682)	21,714	418,478	63,117

Net gain (loss) on investments	749,265	223,369	166,102	946,857	71,460	25,458	2,649,197	61,010

Reinvested capital gains	574,997	—	—	2,045,406	1,721,492	8,175	1,912,631	11,974

Net increase (decrease) in contract owners’ equity resulting from operations	$1,445,034	702,663	199,896	3,177,676	1,868,917	36,392	4,556,329	73,301

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	AMVHI4	AMVI4	AMVNW4	AMVUA4	BRVDA3	BRVHY3	BRVTR3	CVN1IF

Reinvested dividends	$43,261	7,709	59,692	76,344	22,199	98,419	229,879	5,193

Mortality and expense risk charges (note 2)	(916)	(1,082)	(8,437)	(2,475)	(651)	(2,064)	(7,724)	(2,002)

Net investment income (loss)	42,345	6,627	51,255	73,869	21,548	96,355	222,155	3,191

Realized gain (loss) on investments	4,760	(9,818)	(117,788)	11,752	1,132	58,676	(604,900)	281,543

Change in unrealized gain (loss) on investments	(778)	173,231	1,203,006	20,031	9,907	(23,898)	764,680	(27,561)

Net gain (loss) on investments	3,982	163,413	1,085,218	31,783	11,039	34,778	159,780	253,982

Reinvested capital gains	—	—	221,412	—	38,601	1,635	4,202	30,476

Net increase (decrease) in contract owners’ equity resulting from operations	$46,327	170,040	1,357,885	105,652	71,188	132,768	386,137	287,649

Investment Activity*:	CVSBF	CLVGT2	CLVHY2	DFVEA	DFVGB	DFVGMI	DFVIS	DFVIV

Reinvested dividends	$3,487	—	6,186	547,996	203,835	40,066	149,486	592,359

Mortality and expense risk charges (note 2)	(242)	(1,064)	(147)	(89,987)	(25,083)	(7,103)	(15,498)	(41,678)

Net investment income (loss)	3,245	(1,064)	6,039	458,009	178,752	32,963	133,988	550,681

Realized gain (loss) on investments	676	29,076	1,703	370,757	7,144	14,560	23,588	307,826

Change in unrealized gain (loss) on investments	3,844	115,979	605	2,127,260	2,818	123,475	496,549	1,636,926

Net gain (loss) on investments	4,520	145,055	2,308	2,498,017	9,962	138,035	520,137	1,944,752

Reinvested capital gains	11,439	36,028	—	333,181	—	14,959	180,863	431,190

Net increase (decrease) in contract owners’ equity resulting from operations	$19,204	180,019	8,347	3,289,207	188,714	185,957	834,988	2,926,623

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	DFVSTF	DFVULV	DFVUTV	ETVFR	FB2	FC2	FEMS2	FG2

Reinvested dividends	$188,819	197,845	99,561	156,585	211,256	—	38,928	2,528

Mortality and expense risk charges (note 2)	(21,982)	(39,140)	(23,298)	(3,489)	(17,122)	(14,625)	(2,367)	(6,611)

Net investment income (loss)	166,837	158,705	76,263	153,096	194,134	(14,625)	36,561	(4,083)

Realized gain (loss) on investments	15,113	154,095	10,025	(38,351)	128,145	431,854	101,330	(747,451)

Change in unrealized gain (loss) on investments	(17,264)	272,029	(59,636)	(30,011)	836,038	(83,403)	387,237	613,321

Net gain (loss) on investments	(2,151)	426,124	(49,611)	(68,362)	964,183	348,451	488,567	(134,130)

Reinvested capital gains	—	617,958	450,430	—	482,643	1,664,386	21,308	664,533

Net increase (decrease) in contract owners’ equity resulting from operations	$164,686	1,202,787	477,082	84,734	1,640,960	1,998,212	546,436	526,320

Investment Activity*:	FGI2	FGO2	FIGBP2	FNRS2	FVFRHI	FVICA2	FVSIS2	FVSS2

Reinvested dividends	$89,738	—	185,669	42,015	318,278	15,384	238,311	16,199

Mortality and expense risk charges (note 2)	(8,130)	(2,894)	(8,143)	(2,904)	(5,439)	(2,543)	(9,481)	(2,596)

Net investment income (loss)	81,608	(2,894)	177,526	39,111	312,839	12,841	228,830	13,603

Realized gain (loss) on investments	379,317	156,004	(174,278)	(41,253)	6,759	72,098	101,978	(22,321)

Change in unrealized gain (loss) on investments	60,174	231,165	354,917	114,185	(126,701)	149,683	168,889	95,730

Net gain (loss) on investments	439,491	387,169	180,639	72,932	(119,942)	221,781	270,867	73,409

Reinvested capital gains	623,067	21,511	—	—	—	7,767	—	70,258

Net increase (decrease) in contract owners’ equity resulting from operations	$1,144,166	405,786	358,165	112,043	192,897	242,389	499,697	157,270

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FEOVF	FTVGI2	GVSSCS	GVFRB	GVTRBE	RCPF	RFSF	RTEL

Reinvested dividends	$71,065	—	9,802	261,846	159,383	243	284	31

Mortality and expense risk charges (note 2)	(5,348)	(10)	(3,179)	(4,221)	(5,486)	(25)	(98)	(36)

Net investment income (loss)	65,717	(10)	6,623	257,625	153,897	218	186	(5)

Realized gain (loss) on investments	335,480	—	111,461	(6,064)	14,799	28	7,541	6,915

Change in unrealized gain (loss) on investments	183,656	953	32,813	(158,623)	81,600	(2,257)	(1,915)	(4,217)

Net gain (loss) on investments	519,136	953	144,274	(164,687)	96,399	(2,229)	5,626	2,698

Reinvested capital gains	511,499	—	161,258	—	—	1,360	1,139	—

Net increase (decrease) in contract owners’ equity resulting from operations	$1,096,352	943	312,155	92,938	250,296	(651)	6,951	2,693

Investment Activity*:	SBLP	IVRE	OVGIS	OVGSS	OVIG	JABS	JAFBS	JAGSEI

Reinvested dividends	$81	808	633	—	1,406	33,245	88,624	527

Mortality and expense risk charges (note 2)	(1)	(59)	(289)	(335)	(607)	(2,799)	(2,918)	(211)

Net investment income (loss)	80	749	344	(335)	799	30,446	85,706	316

Realized gain (loss) on investments	(2)	(458)	(4,547)	(14,546)	(22,045)	49,280	(49,153)	6,629

Change in unrealized gain (loss) on investments	(2)	2,573	19,917	3,909	44,348	115,186	96,723	5,435

Net gain (loss) on investments	(4)	2,115	15,370	(10,637)	22,303	164,466	47,570	12,064

Reinvested capital gains	—	—	12,700	42,032	37,717	55,232	—	6,899

Net increase (decrease) in contract owners’ equity resulting from operations	$76	2,864	28,414	31,060	60,819	250,144	133,276	19,279

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	JAGTS	JAIGS	JAMGS	JAWGS	JHEMV2	JHEVTN	LZREMS	LVCLGI

Reinvested dividends	$—	4,827	2,789	930	1,386	1,427	1,580	—

Mortality and expense risk charges (note 2)	(16,843)	(516)	(2,459)	(230)	(338)	(230)	(88)	(1,494)

Net investment income (loss)	(16,843)	4,311	330	700	1,048	1,197	1,492	(1,494)

Realized gain (loss) on investments	856,473	39,554	33,494	1,856	1,426	2,247	1,736	117,985

Change in unrealized gain (loss) on investments	778,480	41,764	(44,970)	11,695	35,091	20,343	17,107	(95,182)

Net gain (loss) on investments	1,634,953	81,318	(11,476)	13,551	36,517	22,590	18,843	22,803

Reinvested capital gains	1,042,856	—	132,815	13,857	—	—	—	66,639

Net increase (decrease) in contract owners’ equity resulting from operations	$2,660,966	85,629	121,669	28,108	37,565	23,787	20,335	87,948

Investment Activity*:	SBVSG2	LACIPS	LACMVS	LACVS	LOVBD	LOVTRC	MEGSS	MNDSC

Reinvested dividends	$—	11,616	6,836	1,681	336,094	102,363	—	—

Mortality and expense risk charges (note 2)	(1,569)	(267)	(653)	(172)	(8,295)	(2,766)	(3,501)	(1,396)

Net investment income (loss)	(1,569)	11,349	6,183	1,509	327,799	99,597	(3,501)	(1,396)

Realized gain (loss) on investments	5,616	2,278	4,483	1,052	(60,160)	(44,883)	102,768	1,422

Change in unrealized gain (loss) on investments	1,659	(2,330)	(9,153)	5,381	160,138	67,748	(295,611)	122,378

Net gain (loss) on investments	7,275	(52)	(4,670)	6,433	99,978	22,865	(192,843)	123,800

Reinvested capital gains	85,480	—	35,221	8,967	—	—	464,007	—

Net increase (decrease) in contract owners’ equity resulting from operations	$91,186	11,297	36,734	16,909	427,777	122,462	267,663	122,404

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	MV2RIS	MV3MVS	MVFSC	MVIGSC	MVUSC	MGRFV	MSEMB	MSVEG2

Reinvested dividends	$15,254	12,072	53,864	6,366	16,163	2,296	2,993	—

Mortality and expense risk charges (note 2)	(1,792)	(2,267)	(5,412)	(1,112)	(893)	(83)	(30)	(1,545)

Net investment income (loss)	13,462	9,805	48,452	5,254	15,270	2,213	2,963	(1,545)

Realized gain (loss) on investments	(408)	27,619	44,388	39,160	(3,988)	200	(1,113)	146,862

Change in unrealized gain (loss) on investments	218,256	(78,077)	33,510	21,897	48,491	349	1,016	99,453

Net gain (loss) on investments	217,848	(50,458)	77,898	61,057	44,503	549	(97)	246,315

Reinvested capital gains	—	131,543	297,609	47,194	8,060	1,725	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$231,310	90,890	423,959	113,505	67,833	4,487	2,866	244,770

Investment Activity*:	DTRTFY	EIF	GBF	GEM	GEM2	GIG	GVDMA	GVDMC

Reinvested dividends	$161,362	49,664	1,660	1,048	293	23,526	—	—

Mortality and expense risk charges (note 2)	(4,910)	(3,582)	(68)	(153)	(176)	(3,021)	(246)	(3,997)

Net investment income (loss)	156,452	46,082	1,592	895	117	20,505	(246)	(3,997)

Realized gain (loss) on investments	(57,901)	46,277	(538)	2,934	4,441	158,030	10,849	(11,387)

Change in unrealized gain (loss) on investments	132,037	264,081	1,936	28,926	34,354	351,834	18,836	308,115

Net gain (loss) on investments	74,136	310,358	1,398	31,860	38,795	509,864	29,685	296,728

Reinvested capital gains	—	113,462	—	—	—	93,059	1,874	—

Net increase (decrease) in contract owners’ equity resulting from operations	$230,588	469,902	2,990	32,755	38,912	623,428	31,313	292,731

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	GVEXD	GVIDA	GVIDC	GVIDM	GVIXY	HIBF	IDPG2	IDPGI2

Reinvested dividends	$903,796	—	—	—	449,226	33,390	—	—

Mortality and expense risk charges (note 2)	(109,747)	(1,864)	(2,223)	(3,562)	(13,111)	(629)	(21,456)	(4,430)

Net investment income (loss)	794,049	(1,864)	(2,223)	(3,562)	436,115	32,761	(21,456)	(4,430)

Realized gain (loss) on investments	4,441,985	51,072	(16,289)	(5,771)	303,273	264	(385,679)	(877)

Change in unrealized gain (loss) on investments	7,332,823	138,009	149,378	331,142	1,493,314	(9,964)	1,757,525	282,509

Net gain (loss) on investments	11,774,808	189,081	133,089	325,371	1,796,587	(9,700)	1,371,846	281,632

Reinvested capital gains	127,640	17,728	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$12,696,497	204,945	130,866	321,809	2,232,702	23,061	1,350,390	277,202

Investment Activity*:	MCIFD	MSBF	NAMAA2	NAMGI2	NCPG2	NCPGI2	NDES2	NFDIW2

Reinvested dividends	$186,662	242,946	—	—	—	—	—	20

Mortality and expense risk charges (note 2)	(14,983)	(7,720)	(101,045)	(536)	(20,424)	(2,904)	(370)	(6)

Net investment income (loss)	171,679	235,226	(101,045)	(536)	(20,424)	(2,904)	(370)	14

Realized gain (loss) on investments	149,441	43,596	(1,410,741)	4,311	137,604	14,256	4,514	1

Change in unrealized gain (loss) on investments	(216,874)	82,741	8,768,210	12,461	922,278	177,929	21,490	213

Net gain (loss) on investments	(67,433)	126,337	7,357,469	16,772	1,059,882	192,185	26,004	214

Reinvested capital gains	736,253	—	—	19,338	261,907	2,294	45,243	46

Net increase (decrease) in contract owners’ equity resulting from operations	$840,499	361,563	7,256,424	35,574	1,301,365	191,575	70,877	274

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NJMIM2	NNASD2	NVAMV2	NVBXD	NVCBDY	NVCCA2	NVCCN2	NVCMA2

Reinvested dividends	$49	1,844	20,423	1,227,195	26,668	—	—	—

Mortality and expense risk charges (note 2)	(37)	(610)	(2,967)	(16,373)	(1,057)	(1,150)	(3,103)	(1,152)

Net investment income (loss)	12	1,234	17,456	1,210,822	25,611	(1,150)	(3,103)	(1,152)

Realized gain (loss) on investments	1,396	9,448	28,104	56,254	21,380	37,754	2,009	59,059

Change in unrealized gain (loss) on investments	179	18,951	19,198	(649,921)	(13,924)	40,450	167,087	43,285

Net gain (loss) on investments	1,575	28,399	47,302	(593,667)	7,456	78,204	169,096	102,344

Reinvested capital gains	6	2,060	286,225	—	—	28,756	—	18,525

Net increase (decrease) in contract owners’ equity resulting from operations	$1,593	31,693	350,983	617,155	33,067	105,810	165,993	119,717

Investment Activity*:	NVCMC2	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2	NVFIY	NVGEY

Reinvested dividends	$—	—	—	—	—	—	81,292	27,683

Mortality and expense risk charges (note 2)	(2,315)	(591)	(2,742)	(9,494)	(3,522)	(83)	(2,678)	(2,268)

Net investment income (loss)	(2,315)	(591)	(2,742)	(9,494)	(3,522)	(83)	78,614	25,415

Realized gain (loss) on investments	25,265	24,770	99,326	31,228	95,427	6,926	(20,350)	345,874

Change in unrealized gain (loss) on investments	119,958	18,930	190,135	601,784	125,122	315	53,710	(136,532)

Net gain (loss) on investments	145,223	43,700	289,461	633,012	220,549	7,241	33,360	209,342

Reinvested capital gains	19,331	7,723	13,193	122,224	—	776	—	1,792

Net increase (decrease) in contract owners’ equity resulting from operations	$162,239	50,832	299,912	745,742	217,027	7,934	111,974	236,549

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NVIE6	NVMGA2	NVMIVZ	NVMLG1	NVMMG2	NVMMV1	NVNMO2	NVNSR2

Reinvested dividends	$12	—	19,515	8,437	—	10,956	833	11,219

Mortality and expense risk charges (note 2)	(5)	(470)	(1,164)	(322)	(253)	(1,514)	(301)	(1,652)

Net investment income (loss)	7	(470)	18,351	8,115	(253)	9,442	532	9,567

Realized gain (loss) on investments	270	11,102	31,409	(583)	53,289	(19,590)	(7,959)	(20,137)

Change in unrealized gain (loss) on investments	557	33,219	144,058	(2,851)	(41,972)	(53,026)	5,085	(11,194)

Net gain (loss) on investments	827	44,321	175,467	(3,434)	11,317	(72,616)	(2,874)	(31,331)

Reinvested capital gains	—	—	—	29,151	223	89,148	25,411	42,404

Net increase (decrease) in contract owners’ equity resulting from operations	$834	43,851	193,818	33,832	11,287	25,974	23,069	20,640

Investment Activity*:	NVRE2	NVSIXD	NVSTB2	SAM	SCF	SCGF2	SCVF	TRF2

Reinvested dividends	$3,870	222,555	55,605	1,526,738	2,518	—	6,439	4,885

Mortality and expense risk charges (note 2)	(446)	(21,230)	(1,147)	(59,865)	(381)	(980)	(693)	(1,659)

Net investment income (loss)	3,424	201,325	54,458	1,466,873	2,137	(980)	5,746	3,226

Realized gain (loss) on investments	3,731	297,332	696	—	12,366	50,811	(4,418)	(4,757)

Change in unrealized gain (loss) on investments	(7,334)	1,136,508	(17,174)	—	1,387	9,289	(27,643)	11,995

Net gain (loss) on investments	(3,603)	1,433,840	(16,478)	—	13,753	60,100	(32,061)	7,238

Reinvested capital gains	4,616	561,159	—	38	16,719	51,487	34,488	89,864

Net increase (decrease) in contract owners’ equity resulting from operations	$4,437	2,196,324	37,980	1,466,911	32,609	110,607	8,173	100,328

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	DWVSVS	WRMCG	MNCPS2	PMUBAM	PMVAAD	PMVEBA	PMVFAD	PMVFHA

Reinvested dividends	$16,910	—	19,512	53,599	8,569	7,169	1,909	4,516

Mortality and expense risk charges (note 2)	(2,653)	(2,653)	(682)	(1,464)	(288)	(156)	(86)	(195)

Net investment income (loss)	14,257	(2,653)	18,830	52,135	8,281	7,013	1,823	4,321

Realized gain (loss) on investments	11,868	(307,568)	(2,971)	5,063	(4,181)	(2,065)	2	161

Change in unrealized gain (loss) on investments	9,133	(63,517)	28,761	17,566	24,488	6,916	823	480

Net gain (loss) on investments	21,001	(371,085)	25,790	22,629	20,307	4,851	825	641

Reinvested capital gains	111,732	386,085	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$146,990	12,347	44,620	74,764	28,588	11,864	2,648	4,962

Investment Activity*:	PMVHYA	PMVID	PMVLDA	PMVLGA	PMVRRA	PMVRSA	PMVTRA	PVSTA

Reinvested dividends	$15,384	853,480	50,114	30,562	39,999	8,950	299,526	264,917

Mortality and expense risk charges (note 2)	(367)	(24,786)	(1,908)	(1,401)	(1,854)	(479)	(10,966)	(8,909)

Net investment income (loss)	15,017	828,694	48,206	29,161	38,145	8,471	288,560	256,008

Realized gain (loss) on investments	2,359	(271,418)	7,346	(13,977)	(6,110)	(6,949)	(164,469)	20,815

Change in unrealized gain (loss) on investments	3,960	1,010,813	11,419	27,274	36,964	52,540	485,183	(16,093)

Net gain (loss) on investments	6,319	739,395	18,765	13,297	30,854	45,591	320,714	4,722

Reinvested capital gains	—	—	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$21,336	1,568,089	66,971	42,458	68,999	54,062	609,274	260,730

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	PVDIB	PVGPB	PVIB	PVIGIB	PVNOB	PVTIGB	TRBCG2	TRHS2

Reinvested dividends	$31,961	13,526	26,162	3,683	2,575	24	—	—

Mortality and expense risk charges (note 2)	(772)	(1,300)	(686)	(1,035)	(624)	(348)	(7,313)	(3,368)

Net investment income (loss)	31,189	12,226	25,476	2,648	1,951	(324)	(7,313)	(3,368)

Realized gain (loss) on investments	(2,958)	74	(47,706)	120,965	10,080	19,737	455,682	(65,882)

Change in unrealized gain (loss) on investments	13,827	61,372	54,569	52,671	(8,323)	32,541	(75,585)	394,682

Net gain (loss) on investments	10,869	61,446	6,863	173,636	1,757	52,278	380,097	328,800

Reinvested capital gains	—	35,145	—	2,582	45,298	13,263	532,309	111,322

Net increase (decrease) in contract owners’ equity resulting from operations	$42,058	108,817	32,339	178,866	49,006	65,217	905,093	436,754

Investment Activity*:	TRMCG2	VEEMS	VVGGS	VWHAS	VVB	VVCG	VVDV	VVEI

Reinvested dividends	$—	125	11,752	14,473	194,428	27,332	102,945	331,492

Mortality and expense risk charges (note 2)	(785)	(45)	(1,726)	(884)	(55,064)	(13,241)	(35,085)	(69,979)

Net investment income (loss)	(785)	80	10,026	13,589	139,364	14,091	67,860	261,513

Realized gain (loss) on investments	(4,779)	1,575	481,915	5,078	(214,775)	258,133	365,665	(121,277)

Change in unrealized gain (loss) on investments	(72,104)	6,021	552,149	167,109	964,453	285,235	165,063	972,933

Net gain (loss) on investments	(76,883)	7,596	1,034,064	172,187	749,678	543,368	530,728	851,656

Reinvested capital gains	101,532	—	—	—	832,793	117,441	538,303	1,007,664

Net increase (decrease) in contract owners’ equity resulting from operations	$23,864	7,676	1,044,090	185,776	1,721,835	674,900	1,136,891	2,120,833

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$		$		$
Investment Activity*:	VVEIX	VVG	VVGBI	VVHGB	VVHYB	VVI		VVMCI		VVREI

Reinvested dividends	$592,283	29,039	20,151	1,163,501	92,656		41,953		109,494		57,408

Mortality and expense risk charges (note 2)	(286,448)	(75,090)	(3,632)	(189,251)	(8,723)		(26,657)		(56,803)		(14,666)

Net investment income (loss)	305,835	(46,051)	16,519	974,250	83,933		15,296		52,691		42,742

Realized gain (loss) on investments	663,870	1,152,744	(6,527)	(925,456)	(11,727)		(53,553)		264,851		(121,399)

Change in unrealized gain (loss) on investments	7,401,622	504,187	24,621	2,255,330	67,766		605,785		294,500		90,833

Net gain (loss) on investments	8,065,492	1,656,931	18,094	1,329,874	56,039		552,232		559,351		(30,566)

Reinvested capital gains	1,141,224	785,918	1,228	—	—		282,754		436,211		36,758

Net increase (decrease) in contract owners’ equity resulting from operations	$9,512,551	2,396,798	35,841	2,304,124	139,972		850,282		1,048,253		48,934

Investment Activity*:	VVSCG	VVSTC	VVTISI	VVTSM	PIVF2
Reinvested dividends	$5,853	584,093	298,191	279,414	1,709
Mortality and expense risk charges (note 2)	(8,844)	(77,276)	(59,163)	(130,744)	(1,319)

Net investment income (loss)	(2,991)	506,817	239,028	148,670	390

Realized gain (loss) on investments	(11,708)	(13,810)	441,393	819,758	(86,878)
Change in unrealized gain (loss) on investments	77,795	435,079	2,282,464	1,842,636	28,691

Net gain (loss) on investments	66,087	421,269	2,723,857	2,662,394	(58,187)

Reinvested capital gains	83,212	—	181,780	1,304,370	44,650

Net increase (decrease) in contract owners’ equity resulting from operations	$146,308	928,086	3,144,665	4,115,434	(13,147)

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ALVGIA				ALVIVB				ALVPGB				ALVSVA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$8,408		(74)		596		594		(811)		(275)		18,465		15,835

Realized gain (loss) on investments		(17,266)		36		1,678		195		6,756		747		(13,742)		(87,440)

Change in unrealized gain (loss) on investments		7,734		(7,764)		7,774		521		12,198		3,470		(194,581)		157,252

Reinvested capital gains		70,905		—		—		—		55,223		13,545		285,902		107,229

Net increase (decrease) in contract owners’ equity resulting from operations		69,781		(7,802)		10,048		1,310		73,366		17,487		96,044		192,876

Equity transactions:

Purchase payments received from contract owners (note 4)		612,409		43,310		—		1		214,183		206,403		928,284		455,960

Transfers between subaccounts, net		(128,205)		228,916		(5,763)		646		64,198		184,829		(30,944)		(163,611)

Redemptions (notes 2, 3, and 4)		(89,199)		(1,164)		(1,555)		(1,524)		(40,324)		(14,896)		(201,715)		(43,465)

Adjustments to maintain reserves		1		(1)		—		—		—		1		—		—

Net equity transactions		395,006		271,061		(7,318)		(877)		238,057		376,337		695,625		248,884

Net change in contract owners’ equity		464,787		263,259		2,730		433		311,423		393,824		791,669		441,760

Contract owners’ equity at beginning of period		263,259		—		27,526		27,093		393,824		—		2,175,545		1,733,785

Contract owners’ equity at end of period		$728,046		263,259		30,256		27,526		705,247		393,824		2,967,214		2,175,545

CHANGE IN UNITS:

Beginning units		24,415		—		2,146		2,209		33,728		—		133,000		116,380

Units purchased		111,249		24,609		—		146		35,028		36,239		77,942		45,245

Units redeemed		(74,423)		(194)		(473)		(209)		(15,128)		(2,511)		(34,279)		(28,625)

Ending units		61,241		24,415		1,673		2,146		53,628		33,728		176,663		133,000

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ALCAI2				SVDF				AAEIP3				ARLPE3
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(7,783)		(5,012)		(380)		(546)		5,008		6,356		—		(1)

Realized gain (loss) on investments		2,137,379		198,857		47,016		(120,887)		23,892		14,486		—		362

Change in unrealized gain (loss) on investments		(1,478,996)		1,003,218		(28,486)		185,700		(34,179)		36,392		—		(291)

Reinvested capital gains		711,866		—		2,015		—		13,401		5,333		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		1,362,466		1,197,063		20,165		64,267		8,122		62,567		—		70

Equity transactions:

Purchase payments received from contract owners (note 4)		395,099		305,382		(1,619)		262		—		—		—		1

Transfers between subaccounts, net		(1,737,002)		2,989,798		(134,691)		(92,674)		(52,065)		(53,536)		—		(91)

Redemptions (notes 2, 3, and 4)		(1,752,914)		(329,619)		(16,720)		(47,138)		(21,817)		(7,665)		—		(1,390)

Adjustments to maintain reserves		1		1		1		2		1		—		—		(1)

Net equity transactions		(3,094,816)		2,965,562		(153,029)		(139,548)		(73,881)		(61,201)		—		(1,481)

Net change in contract owners’ equity		(1,732,350)		4,162,625		(132,864)		(75,281)		(65,759)		1,366		—		(1,411)

Contract owners’ equity at beginning of period		6,197,112		2,034,487		301,229		376,510		182,932		181,566		—		1,411

Contract owners’ equity at end of period		$4,464,762		6,197,112		168,365		301,229		117,173		182,932		—		—

CHANGE IN UNITS:

Beginning units		228,966		111,126		19,082		28,119		9,323		12,984		—		91

Units purchased		193,721		171,106		4,536		1,263		146		47		—		—

Units redeemed		(298,287)		(53,266)		(13,477)		(10,300)		(3,752)		(3,708)		—		(91)

Ending units		124,400		228,966		10,141		19,082		5,717		9,323		—		—

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVAA4				AMVBC4				AMVBD4				AMVCB4
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$144,517		88,817		120,772		77,166		479,294		312,154		33,794		2,128

Realized gain (loss) on investments		26,643		(174,535)		440,135		2,250		(203,137)		(246,693)		16,590		157

Change in unrealized gain (loss) on investments		390,533		556,502		309,130		746,178		426,506		(57,918)		149,512		(5,249)

Reinvested capital gains		557,728		166,725		574,997		39,552		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		1,119,421		637,509		1,445,034		865,146		702,663		7,543		199,896		(2,964)

Equity transactions:

Purchase payments received from contract owners (note 4)		2,678,998		2,066,664		3,751,641		1,551,492		3,095,016		2,555,766		510,082		414,268

Transfers between subaccounts, net		1,590,447		(778,198)		2,554,870		613,563		2,305,924		1,291,607		541,965		37,178

Redemptions (notes 2, 3, and 4)		(1,421,653)		(422,639)		(1,524,507)		(571,403)		(1,912,789)		(847,321)		(63,003)		(3,631)

Adjustments to maintain reserves		1		1		—		—		1		1		24,359		(88)

Net equity transactions		2,847,793		865,828		4,782,004		1,593,652		3,488,152		3,000,053		1,013,403		447,727

Net change in contract owners’ equity		3,967,214		1,503,337		6,227,038		2,458,798		4,190,815		3,007,596		1,213,299		444,763

Contract owners’ equity at beginning of period		5,258,602		3,755,265		6,640,831		4,182,033		8,608,584		5,600,988		444,763		—

Contract owners’ equity at end of period		$9,225,816		5,258,602		12,867,869		6,640,831		12,799,399		8,608,584		1,658,062		444,763

CHANGE IN UNITS:

Beginning units		318,604		263,645		336,105		251,058		810,464		531,391		40,763		—

Units purchased		328,789		182,012		379,557		163,559		685,818		434,900		116,768		41,132

Units redeemed		(162,845)		(127,053)		(157,422)		(78,512)		(367,650)		(155,827)		(30,806)		(369)

Ending units		484,548		318,604		558,240		336,105		1,128,632		810,464		126,725		40,763

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVGG4				AMVGI4				AMVGL4				AMVGR4
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$185,413		133,254		75,965		58,439		2,759		1,926		(5,499)		2,712

Realized gain (loss) on investments		70,678		(123,694)		394,142		115,105		3,744		(628)		2,230,719		(211,081)

Change in unrealized gain (loss) on investments		876,179		331,489		(322,682)		784,078		21,714		(4,379)		418,478		3,521,067

Reinvested capital gains		2,045,406		184,338		1,721,492		235,150		8,175		—		1,912,631		299,097

Net increase (decrease) in contract owners’ equity resulting from operations		3,177,676		525,387		1,868,917		1,192,772		36,392		(3,081)		4,556,329		3,611,795

Equity transactions:

Purchase payments received from contract owners (note 4)		2,993,392		9,560,581		6,321,165		3,284,994		111,957		276,109		9,370,916		7,377,993

Transfers between subaccounts, net		537,291		1,076,601		279,033		725,453		(55,467)		(79,684)		66,930		(116,151)

Redemptions (notes 2, 3, and 4)		(1,094,616)		(771,905)		(1,563,211)		(687,623)		(6,055)		(396)		(3,225,261)		(1,031,514)

Adjustments to maintain reserves		(3)		1,134		(1)		1,307		1		1		(1)		1,364

Net equity transactions		2,436,064		9,866,411		5,036,986		3,324,131		50,436		196,030		6,212,584		6,231,692

Net change in contract owners’ equity		5,613,740		10,391,798		6,905,903		4,516,903		86,828		192,949		10,768,913		9,843,487

Contract owners’ equity at beginning of period		13,623,780		3,231,982		8,389,146		3,872,243		192,949		—		18,602,419		8,758,932

Contract owners’ equity at end of period		$19,237,520		13,623,780		15,295,049		8,389,146		279,777		192,949		29,371,332		18,602,419

CHANGE IN UNITS:

Beginning units		719,911		193,258		402,186		229,581		18,292		—		675,266		416,613

Units purchased		255,205		595,895		389,159		262,902		12,357		26,124		504,565		462,200

Units redeemed		(135,674)		(69,242)		(167,475)		(90,297)		(7,925)		(7,832)		(289,018)		(203,547)

Ending units		839,442		719,911		623,870		402,186		22,724		18,292		890,813		675,266

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVGS4				AMVHI4				AMVI4				AMVNW4
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$317		1,635		42,345		21,105		6,627		6,043		51,255		44,808

Realized gain (loss) on investments		(2,107)		7,123		4,760		7,396		(9,818)		(71,817)		(117,788)		(159,860)

Change in unrealized gain (loss) on investments		63,117		(18,282)		(778)		1,646		173,231		102,943		1,203,006		296,322

Reinvested capital gains		11,974		8,405		—		—		—		—		221,412		18,979

Net increase (decrease) in contract owners’ equity resulting from operations		73,301		(1,119)		46,327		30,147		170,040		37,169		1,357,885		200,249

Equity transactions:

Purchase payments received from contract owners (note 4)		58,376		99,292		324,337		167,249		1		145		2,183,825		331,586

Transfers between subaccounts, net		(23,333)		328,052		150,595		112,894		(126,853)		(142,025)		203,798		1,031,213

Redemptions (notes 2, 3, and 4)		(15,634)		(61,657)		(72,040)		(143,580)		(56,900)		(102,700)		(618,485)		(563,089)

Adjustments to maintain reserves		—		—		1		1		(1)		2		1		883

Net equity transactions		19,409		365,687		402,893		136,564		(183,753)		(244,578)		1,769,139		800,593

Net change in contract owners’ equity		92,710		364,568		449,220		166,711		(13,713)		(207,409)		3,127,024		1,000,842

Contract owners’ equity at beginning of period		507,811		143,243		384,373		217,662		722,851		930,260		4,499,886		3,499,044

Contract owners’ equity at end of period		$600,521		507,811		833,593		384,373		709,138		722,851		7,626,910		4,499,886

CHANGE IN UNITS:

Beginning units		47,380		13,621		28,383		17,546		61,870		81,790		315,555		260,381

Units purchased		10,420		47,644		37,206		26,568		1,278		5,232		215,258		119,511

Units redeemed		(8,694)		(13,885)		(8,446)		(15,731)		(15,035)		(25,152)		(111,893)		(64,337)

Ending units		49,106		47,380		57,143		28,383		48,113		61,870		418,920		315,555

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVUA4				BRVDA3				BRVHY3				BRVTR3
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$73,869		41,376		21,548		405		96,355		77,484		222,155		233,208

Realized gain (loss) on investments		11,752		(7,901)		1,132		(6)		58,676		3,349		(604,900)		(180,587)

Change in unrealized gain (loss) on investments		20,031		(33,450)		9,907		(1,818)		(23,898)		6,461		764,680		18,970

Reinvested capital gains		—		—		38,601		1,099		1,635		—		4,202		—

Net increase (decrease) in contract owners’ equity resulting from operations		105,652		25		71,188		(320)		132,768		87,294		386,137		71,591

Equity transactions:

Purchase payments received from contract owners (note 4)		315,502		611,538		1,015,165		20,000		97,935		285,278		319,374		290,864

Transfers between subaccounts, net		1,579,092		479,412		5,994		(45)		(366,168)		483,819		(1,913,433)		670,619

Redemptions (notes 2, 3, and 4)		(505,616)		(133,006)		(23,163)		(20)		(838,033)		(18,540)		(663,389)		(560,729)

Adjustments to maintain reserves		1		—		(1)		1		(8,772)		4,600		(19,625)		3,921

Net equity transactions		1,388,979		957,944		997,995		19,936		(1,115,038)		755,157		(2,277,073)		404,675

Net change in contract owners’ equity		1,494,631		957,969		1,069,183		19,616		(982,270)		842,451		(1,890,936)		476,266

Contract owners’ equity at beginning of period		1,185,132		227,163		19,616		—		1,682,220		839,769		5,847,119		5,370,853

Contract owners’ equity at end of period		$2,679,763		1,185,132		1,088,799		19,616		699,950		1,682,220		3,956,183		5,847,119

CHANGE IN UNITS:

Beginning units		120,898		23,229		1,791		—		127,493		68,506		565,483		524,262

Units purchased		189,625		127,941		87,389		1,801		26,779		83,432		126,033		145,426

Units redeemed		(55,808)		(30,272)		(2,858)		(10)		(105,545)		(24,445)		(335,226)		(104,205)

Ending units		254,715		120,898		86,322		1,791		48,727		127,493		356,290		565,483

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	CVN1IF				CVSBF				CLVGT2				CLVHY2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$3,191		3,231		3,245		981		(1,064)		(122)		6,039		4,446

Realized gain (loss) on investments		281,543		27,869		676		172		29,076		211		1,703		105

Change in unrealized gain (loss) on investments		(27,561)		27,561		3,844		1,819		115,979		16,533		605		121

Reinvested capital gains		30,476		79,157		11,439		1,066		36,028		5,095		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		287,649		137,818		19,204		4,038		180,019		21,717		8,347		4,672

Equity transactions:

Purchase payments received from contract owners (note 4)		235,998		562,144		8,156		53,279		57,997		183,169		30,800		1

Transfers between subaccounts, net		(1,723,428)		630,448		84,656		55,992		1,783,870		68,349		4,223		40,478

Redemptions (notes 2, 3, and 4)		(66,325)		(64,305)		(3,895)		(888)		(118,544)		(2,197)		(12,179)		(2,005)

Adjustments to maintain reserves		—		1		(1)		2		(1)		—		—		(2)

Net equity transactions		(1,553,755)		1,128,288		88,916		108,385		1,723,322		249,321		22,844		38,472

Net change in contract owners’ equity		(1,266,106)		1,266,106		108,120		112,423		1,903,341		271,038		31,191		43,144

Contract owners’ equity at beginning of period		1,266,106		—		112,423		—		271,038		—		86,510		43,366

Contract owners’ equity at end of period		$—		1,266,106		220,543		112,423		2,174,379		271,038		117,701		86,510

CHANGE IN UNITS:

Beginning units		104,481		—		9,829		—		22,124		—		6,712		3,589

Units purchased		65,394		144,446		8,162		10,156		128,477		24,148		5,070		3,280

Units redeemed		(169,875)		(39,965)		(690)		(327)		(18,250)		(2,024)		(3,349)		(157)

Ending units		—		104,481		17,301		9,829		132,351		22,124		8,433		6,712

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DFVEA				DFVGB				DFVGMI				DFVIS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$458,009		137,612		178,752		187,820		32,963		28,354		133,988		38,266

Realized gain (loss) on investments		370,757		25,118		7,144		(34,159)		14,560		28,954		23,588		(47,878)

Change in unrealized gain (loss) on investments		2,127,260		442,742		2,818		2,848		123,475		97,878		496,549		11,074

Reinvested capital gains		333,181		107,233		—		—		14,959		7,607		180,863		34,733

Net increase (decrease) in contract owners’ equity resulting from operations		3,289,207		712,705		188,714		156,509		185,957		162,793		834,988		36,195

Equity transactions:

Purchase payments received from contract owners (note 4)		13,570,940		4,102,182		1,039,731		1,056,948		541		120,313		1,987,672		129,743

Transfers between subaccounts, net		3,663,056		1,054,644		1,082,207		757,776		223,053		(91,297)		1,170,010		192,876

Redemptions (notes 2, 3, and 4)		(1,234,454)		(326,217)		(1,249,556)		(232,449)		(98,145)		(634,590)		(337,590)		(121,655)

Adjustments to maintain reserves		(2)		3		(1)		(1)		1		(1)		(1)		(1)

Net equity transactions		15,999,540		4,830,612		872,381		1,582,274		125,450		(605,575)		2,820,091		200,963

Net change in contract owners’ equity		19,288,747		5,543,317		1,061,095		1,738,783		311,407		(442,782)		3,655,079		237,158

Contract owners’ equity at beginning of period		9,376,378		3,833,061		4,206,699		2,467,916		1,330,261		1,773,043		1,355,652		1,118,494

Contract owners’ equity at end of period		$28,665,125		9,376,378		5,267,794		4,206,699		1,641,668		1,330,261		5,010,731		1,355,652

CHANGE IN UNITS:

Beginning units		506,346		236,935		405,072		249,056		85,135		126,377		99,949		85,140

Units purchased		913,710		310,530		284,607		202,848		15,971		10,850		217,085		39,904

Units redeemed		(122,355)		(41,119)		(200,902)		(46,832)		(8,988)		(52,092)		(45,866)		(25,095)

Ending units		1,297,701		506,346		488,777		405,072		92,118		85,135		271,168		99,949

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DFVIV				DFVSTF				DFVULV				DFVUTV
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$550,681		86,593		166,837		173,732		158,705		85,254		76,263		38,607

Realized gain (loss) on investments		307,826		13,074		15,113		49,798		154,095		133,609		10,025		(30,222)

Change in unrealized gain (loss) on investments		1,636,926		(122,784)		(17,264)		(38,980)		272,029		(231,560)		(59,636)		(53,363)

Reinvested capital gains		431,190		49,203		—		—		617,958		552,586		450,430		264,242

Net increase (decrease) in contract owners’ equity resulting from operations		2,926,623		26,086		164,686		184,550		1,202,787		539,889		477,082		219,264

Equity transactions:

Purchase payments received from contract owners (note 4)		5,852,123		721,120		446,571		646,697		3,939,699		480,128		786,710		728,449

Transfers between subaccounts, net		4,659,325		825,406		1,367,800		630,420		925,890		453,113		2,136,235		591,747

Redemptions (notes 2, 3, and 4)		(582,102)		(237,211)		(433,193)		(1,036,820)		(579,157)		(632,963)		(486,978)		(426,879)

Adjustments to maintain reserves		—		2		2		(1)		3		(3)		(3)		(1)

Net equity transactions		9,929,346		1,309,317		1,381,180		240,296		4,286,435		300,275		2,435,964		893,316

Net change in contract owners’ equity		12,855,969		1,335,403		1,545,866		424,846		5,489,222		840,164		2,913,046		1,112,580

Contract owners’ equity at beginning of period		2,494,815		1,159,412		4,147,665		3,722,819		5,551,471		4,711,307		3,880,824		2,768,244

Contract owners’ equity at end of period		$15,350,784		2,494,815		5,693,531		4,147,665		11,040,693		5,551,471		6,793,870		3,880,824

CHANGE IN UNITS:

Beginning units		168,330		82,948		382,339		359,999		330,770		316,526		202,876		155,628

Units purchased		648,137		109,286		251,233		246,263		396,065		105,080		191,165		106,160

Units redeemed		(101,373)		(23,904)		(127,754)		(223,923)		(155,762)		(90,836)		(66,244)		(58,912)

Ending units		715,094		168,330		505,818		382,339		571,073		330,770		327,797		202,876

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ETVFR				FB2				FC2				FEMS2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$153,096		198,121		194,134		108,685		(14,625)		(7,367)		36,561		5,780

Realized gain (loss) on investments		(38,351)		(18,088)		128,145		20,729		431,854		523,768		101,330		13,555

Change in unrealized gain (loss) on investments		(30,011)		6,207		836,038		250,256		(83,403)		(36,791)		387,237		73,684

Reinvested capital gains		—		—		482,643		63,833		1,664,386		878,274		21,308		—

Net increase (decrease) in contract owners’ equity resulting from operations		84,734		186,240		1,640,960		443,503		1,998,212		1,357,884		546,436		93,019

Equity transactions:

Purchase payments received from contract owners (note 4)		207		36,678		4,678,300		6,832,644		3,054,339		1,712,150		1,482,764		374,900

Transfers between subaccounts, net		(701,113)		3,341		645,716		363,428		(121,817)		1,999,717		841,854		(289,675)

Redemptions (notes 2, 3, and 4)		(103,161)		(131,587)		(606,788)		(152,454)		(1,263,475)		(671,590)		(173,611)		(180,354)

Adjustments to maintain reserves		—		2		1		(2)		1		(1)		—		—

Net equity transactions		(804,067)		(91,566)		4,717,229		7,043,616		1,669,048		3,040,276		2,151,007		(95,129)

Net change in contract owners’ equity		(719,333)		94,674		6,358,189		7,487,119		3,667,260		4,398,160		2,697,443		(2,110)

Contract owners’ equity at beginning of period		2,558,206		2,463,532		8,464,687		977,568		7,823,047		3,424,887		574,414		576,524

Contract owners’ equity at end of period		$1,838,873		2,558,206		14,822,876		8,464,687		11,490,307		7,823,047		3,271,857		574,414

CHANGE IN UNITS:

Beginning units		203,557		210,655		450,773		60,074		307,383		179,222		64,996		71,423

Units purchased		18,149		23,680		308,479		410,298		273,211		298,913		236,168		70,067

Units redeemed		(80,670)		(30,778)		(71,210)		(19,599)		(207,325)		(170,752)		(37,681)		(76,494)

Ending units		141,036		203,557		688,042		450,773		373,269		307,383		263,483		64,996

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FG2				FGI2				FGO2				FIGBP2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(4,083)		(4,325)		81,608		36,402		(2,894)		(1,171)		177,526		156,142

Realized gain (loss) on investments		(747,451)		586,037		379,317		72,194		156,004		108,219		(174,278)		(194,611)

Change in unrealized gain (loss) on investments		613,321		(755,813)		60,174		120,057		231,165		121,683		354,917		78,541

Reinvested capital gains		664,533		766,313		623,067		209,243		21,511		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		526,320		592,212		1,144,166		437,896		405,786		228,731		358,165		40,072

Equity transactions:

Purchase payments received from contract owners (note 4)		1,676,042		608,627		3,071,047		1,481,522		1,360,652		768,873		1,300,463		702,926

Transfers between subaccounts, net		469,577		1,657,672		894,345		(247,197)		964,208		108,453		159,553		(252,652)

Redemptions (notes 2, 3, and 4)		(887,012)		(1,093,113)		(609,284)		(86,681)		(210,360)		(280,113)		(584,054)		(652,075)

Adjustments to maintain reserves		3		(1)		(2)		(2)		—		(1)		2		(1)

Net equity transactions		1,258,610		1,173,185		3,356,106		1,147,642		2,114,500		597,212		875,964		(201,802)

Net change in contract owners’ equity		1,784,930		1,765,397		4,500,272		1,585,538		2,520,286		825,943		1,234,129		(161,730)

Contract owners’ equity at beginning of period		3,560,612		1,795,215		3,271,878		1,686,340		1,213,525		387,582		4,880,173		5,041,903

Contract owners’ equity at end of period		$5,345,542		3,560,612		7,772,150		3,271,878		3,733,811		1,213,525		6,114,302		4,880,173

CHANGE IN UNITS:

Beginning units		238,939		156,386		152,075		95,399		94,608		41,783		455,667		476,861

Units purchased		423,676		490,379		235,504		85,551		226,075		95,915		212,783		225,550

Units redeemed		(348,995)		(407,826)		(88,952)		(28,875)		(80,887)		(43,090)		(133,476)		(246,744)

Ending units		313,620		238,939		298,627		152,075		239,796		94,608		534,974		455,667

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FNRS2				FVFRHI				FVICA2				FVSIS2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$39,111		27,902		312,839		99,790		12,841		6,042		228,830		193,967

Realized gain (loss) on investments		(41,253)		27,489		6,759		1,296		72,098		102,825		101,978		(256,014)

Change in unrealized gain (loss) on investments		114,185		(47,701)		(126,701)		(20,219)		149,683		(36,609)		168,889		296,238

Reinvested capital gains		—		—		—		—		7,767		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		112,043		7,690		192,897		80,867		242,389		72,258		499,697		234,191

Equity transactions:

Purchase payments received from contract owners (note 4)		927,469		670,089		3,032,526		578,875		540,744		791,477		1,427,358		1,915,077

Transfers between subaccounts, net		(66,582)		(62,481)		159,984		710,312		260,638		(37,489)		633,489		(390,418)

Redemptions (notes 2, 3, and 4)		(220,310)		(59,221)		(381,827)		(49,171)		(234,511)		(255,736)		(1,438,073)		(850,558)

Adjustments to maintain reserves		—		(1)		(2)		1		1		(2)		(1)		(2)

Net equity transactions		640,577		548,386		2,810,681		1,240,017		566,872		498,250		622,773		674,099

Net change in contract owners’ equity		752,620		556,076		3,003,578		1,320,884		809,261		570,508		1,122,470		908,290

Contract owners’ equity at beginning of period		1,490,879		934,803		1,625,285		304,401		1,412,446		841,938		5,753,776		4,845,486

Contract owners’ equity at end of period		$2,243,499		1,490,879		4,628,863		1,625,285		2,221,707		1,412,446		6,876,246		5,753,776

CHANGE IN UNITS:

Beginning units		48,783		31,753		139,396		28,271		131,046		84,134		481,893		428,412

Units purchased		54,705		32,204		332,875		124,760		109,097		123,031		270,618		266,530

Units redeemed		(36,825)		(15,174)		(94,587)		(13,635)		(65,640)		(76,119)		(221,052)		(213,049)

Ending units		66,663		48,783		377,684		139,396		174,503		131,046		531,459		481,893

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FVSS2				FEOVF				FTVGI2				GVSSCS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$13,603		7,276		65,717		43,100		(10)		(10)		6,623		15,071

Realized gain (loss) on investments		(22,321)		118,924		335,480		(16,935)		—		5		111,461		(7,532)

Change in unrealized gain (loss) on investments		95,730		(179,052)		183,656		99,847		953		(766)		32,813		23,463

Reinvested capital gains		70,258		156,702		511,499		18,575		—		—		161,258		183,140

Net increase (decrease) in contract owners’ equity resulting from operations		157,270		103,850		1,096,352		144,587		943		(771)		312,155		214,142

Equity transactions:

Purchase payments received from contract owners (note 4)		788,956		974,158		1,360,485		219,385		—		—		115,396		515,063

Transfers between subaccounts, net		81,939		150,242		383,738		149,377		409		690		(330,523)		924,876

Redemptions (notes 2, 3, and 4)		(103,356)		(915,506)		(1,040,996)		(146,195)		(4)		(479)		(189,638)		(154,978)

Adjustments to maintain reserves		—		(1)		—		2		1		(1)		—		—

Net equity transactions		767,539		208,893		703,227		222,569		406		210		(404,765)		1,284,961

Net change in contract owners’ equity		924,809		312,743		1,799,579		367,156		1,349		(561)		(92,610)		1,499,103

Contract owners’ equity at beginning of period		1,216,898		904,155		2,665,793		2,298,637		5,988		6,549		2,208,973		709,870

Contract owners’ equity at end of period		$2,141,707		1,216,898		4,465,372		2,665,793		7,337		5,988		2,116,363		2,208,973

CHANGE IN UNITS:

Beginning units		95,847		77,582		209,447		191,223		781		756		132,641		50,545

Units purchased		85,395		160,401		241,104		47,038		48		83		33,040		106,545

Units redeemed		(24,303)		(142,136)		(194,823)		(28,814)		—		(58)		(55,736)		(24,449)

Ending units		156,939		95,847		255,728		209,447		829		781		109,945		132,641

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVFRB				GVTRBE				RCPF				RFSF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$257,625		218,024		153,897		135,916		218		219		186		257

Realized gain (loss) on investments		(6,064)		40,281		14,799		(239,864)		28		43		7,541		36,608

Change in unrealized gain (loss) on investments		(158,623)		(86,267)		81,600		224,628		(2,257)		417		(1,915)		(20,272)

Reinvested capital gains		—		—		—		—		1,360		—		1,139		164

Net increase (decrease) in contract owners’ equity resulting from operations		92,938		172,038		250,296		120,680		(651)		679		6,951		16,757

Equity transactions:

Purchase payments received from contract owners (note 4)		239,391		405,084		1,104,141		310,011		—		(3)		12		17,251

Transfers between subaccounts, net		(49,140)		504,418		838,993		(1,301,369)		2,841		1,179		140,718		(146,766)

Redemptions (notes 2, 3, and 4)		(266,637)		(479,473)		(193,759)		(725,381)		(432)		(395)		(25,971)		(5,963)

Adjustments to maintain reserves		1		(3)		(1)		1		(1)		—		1		—

Net equity transactions		(76,385)		430,026		1,749,374		(1,716,738)		2,408		781		114,760		(135,478)

Net change in contract owners’ equity		16,553		602,064		1,999,670		(1,596,058)		1,757		1,460		121,711		(118,721)

Contract owners’ equity at beginning of period		2,880,403		2,278,339		2,337,273		3,933,331		16,024		14,564		49,509		168,230

Contract owners’ equity at end of period		$2,896,956		2,880,403		4,336,943		2,337,273		17,781		16,024		171,220		49,509

CHANGE IN UNITS:

Beginning units		232,447		196,020		216,468		374,804		1,185		1,122		2,815		11,672

Units purchased		46,625		147,721		197,665		72,341		232		126		7,860		5,159

Units redeemed		(52,901)		(111,294)		(39,676)		(230,677)		(52)		(63)		(1,867)		(14,016)

Ending units		226,171		232,447		374,457		216,468		1,365		1,185		8,808		2,815

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RTEL				SBLP				IVRE				OVGIS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(5)		484		80		66		749		892		344		(266)

Realized gain (loss) on investments		6,915		4,215		(2)		(2)		(458)		(954)		(4,547)		(15,574)

Change in unrealized gain (loss) on investments		(4,217)		4,280		(2)		15		2,573		(466)		19,917		33,960

Reinvested capital gains		—		—		—		—		—		—		12,700		17,879

Net increase (decrease) in contract owners’ equity resulting from operations		2,693		8,979		76		79		2,864		(528)		28,414		35,999

Equity transactions:

Purchase payments received from contract owners (note 4)		1		5		(1)		(2)		—		—		—		—

Transfers between subaccounts, net		(17,859)		(4,937)		72		68		3,118		142		(8,771)		(19,936)

Redemptions (notes 2, 3, and 4)		(3,024)		(17,671)		(21)		(20)		(1,576)		(1,677)		(2,272)		(3,866)

Adjustments to maintain reserves		(2)		1		—		2		1		—		(1)		(1)

Net equity transactions		(20,884)		(22,602)		50		48		1,543		(1,535)		(11,044)		(23,803)

Net change in contract owners’ equity		(18,191)		(13,623)		126		127		4,407		(2,063)		17,370		12,196

Contract owners’ equity at beginning of period		44,467		58,090		1,130		1,003		36,411		38,474		184,662		172,466

Contract owners’ equity at end of period		$26,276		44,467		1,256		1,130		40,818		36,411		202,032		184,662

CHANGE IN UNITS:

Beginning units		3,953		5,964		89		85		3,731		3,863		8,996		10,346

Units purchased		1,384		777		6		6		361		321		—		—

Units redeemed		(3,552)		(2,788)		(3)		(2)		(206)		(453)		(468)		(1,350)

Ending units		1,785		3,953		92		89		3,886		3,731		8,528		8,996

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	OVGSS				OVIG				JABS				JAFBS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(335)		(344)		799		2,033		30,446		24,954		85,706		56,759

Realized gain (loss) on investments		(14,546)		(18,848)		(22,045)		(38,862)		49,280		180,197		(49,153)		(30,436)

Change in unrealized gain (loss) on investments		3,909		38,860		44,348		3,652		115,186		(956)		96,723		(7,760)

Reinvested capital gains		42,032		13,442		37,717		27,353		55,232		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		31,060		33,110		60,819		(5,824)		250,144		204,195		133,276		18,563

Equity transactions:

Purchase payments received from contract owners (note 4)		(1)		(1)		—		—		665,234		1,142,999		366,090		228,610

Transfers between subaccounts, net		(7,545)		(17,547)		(13,161)		(24,730)		(97,073)		(297,874)		476,586		208,750

Redemptions (notes 2, 3, and 4)		(25,985)		(11,735)		(22,455)		(22,347)		(305,445)		(338,086)		(154,179)		(121,281)

Adjustments to maintain reserves		1		1		2		2		3		—		3		—

Net equity transactions		(33,530)		(29,282)		(35,614)		(47,075)		262,719		507,039		688,500		316,079

Net change in contract owners’ equity		(2,470)		3,828		25,205		(52,899)		512,863		711,234		821,776		334,642

Contract owners’ equity at beginning of period		226,585		222,757		388,690		441,589		1,648,071		936,837		1,533,391		1,198,749

Contract owners’ equity at end of period		$224,115		226,585		413,895		388,690		2,160,934		1,648,071		2,355,167		1,533,391

CHANGE IN UNITS:

Beginning units		12,682		14,407		28,657		31,949		98,359		64,251		143,647		113,895

Units purchased		449		443		670		1,981		51,870		155,162		84,520		42,375

Units redeemed		(2,203)		(2,168)		(3,041)		(5,273)		(37,684)		(121,054)		(21,989)		(12,623)

Ending units		10,928		12,682		26,286		28,657		112,545		98,359		206,178		143,647

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JAGSEI				JAGTS				JAIGS				JAMGS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$316		57		(16,843)		(8,005)		4,311		3,543		330		2,873

Realized gain (loss) on investments		6,629		1,639		856,473		216,653		39,554		10,459		33,494		19,502

Change in unrealized gain (loss) on investments		5,435		(977)		778,480		908,244		41,764		5,735		(44,970)		63,254

Reinvested capital gains		6,899		524		1,042,856		—		—		—		132,815		25,913

Net increase (decrease) in contract owners’ equity resulting from operations		19,279		1,243		2,660,966		1,116,892		85,629		19,737		121,669		111,542

Equity transactions:

Purchase payments received from contract owners (note 4)		44,426		38,592		2,688,719		5,472,487		98,042		22,779		292,167		338,751

Transfers between subaccounts, net		26,524		28,450		(108,619)		771,821		(49,775)		123,246		292,664		513,566

Redemptions (notes 2, 3, and 4)		(2,614)		(738)		(776,220)		(324,667)		(21,032)		(35,864)		(217,903)		(65,838)

Adjustments to maintain reserves		2		1		1		—		—		1		261		—

Net equity transactions		68,338		66,305		1,803,881		5,919,641		27,235		110,162		367,189		786,479

Net change in contract owners’ equity		87,617		67,548		4,464,847		7,036,533		112,864		129,899		488,858		898,021

Contract owners’ equity at beginning of period		93,619		26,071		9,055,063		2,018,530		300,972		171,073		1,414,886		516,865

Contract owners’ equity at end of period		$181,236		93,619		13,519,910		9,055,063		413,836		300,972		1,903,744		1,414,886

CHANGE IN UNITS:

Beginning units		7,552		2,331		322,251		94,457		28,187		16,881		77,157		32,439

Units purchased		7,090		5,964		173,070		295,492		19,670		20,768		48,694		62,308

Units redeemed		(2,170)		(743)		(109,144)		(67,698)		(17,654)		(9,462)		(29,008)		(17,590)

Ending units		12,472		7,552		386,177		322,251		30,203		28,187		96,843		77,157

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JAWGS				JHEMV2				JHEVTN				LZREMS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$700		195		1,048		4,665		1,197		4,151		1,492		1,654

Realized gain (loss) on investments		1,856		(31)		1,426		1,087		2,247		(2,896)		1,736		267

Change in unrealized gain (loss) on investments		11,695		4,390		35,091		(7,137)		20,343		(5,978)		17,107		1,810

Reinvested capital gains		13,857		348		—		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		28,108		4,902		37,565		(1,385)		23,787		(4,723)		20,335		3,731

Equity transactions:

Purchase payments received from contract owners (note 4)		5,354		103,311		—		—		46,277		10,012		(1)		—

Transfers between subaccounts, net		10,579		27,150		(19,167)		(16,205)		36,688		35,635		(9,838)		1,204

Redemptions (notes 2, 3, and 4)		(10,821)		(4,828)		(6,380)		(10,765)		(13,968)		(735)		(1,491)		(1,402)

Adjustments to maintain reserves		(262)		—		—		1		(2)		1		—		—

Net equity transactions		4,850		125,633		(25,547)		(26,969)		68,995		44,913		(11,330)		(198)

Net change in contract owners’ equity		32,958		130,535		12,018		(28,354)		92,782		40,190		9,005		3,533

Contract owners’ equity at beginning of period		130,535		—		126,681		155,035		66,425		26,235		53,046		49,513

Contract owners’ equity at end of period		$163,493		130,535		138,699		126,681		159,207		66,425		62,051		53,046

CHANGE IN UNITS:

Beginning units		11,603		—		10,818		12,849		6,244		2,399		4,131		4,134

Units purchased		2,516		12,098		204		1,173		7,899		9,488		—		323

Units redeemed		(2,045)		(495)		(2,001)		(3,204)		(2,771)		(5,643)		(715)		(326)

Ending units		12,074		11,603		9,021		10,818		11,372		6,244		3,416		4,131

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LVCLGI				SBVSG2				LACIPS				LACMVS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(1,494)		(1,264)		(1,569)		(1,278)		11,349		6,389		6,183		8,833

Realized gain (loss) on investments		117,985		15,185		5,616		(123,618)		2,278		1,584		4,483		3,568

Change in unrealized gain (loss) on investments		(95,182)		137,323		1,659		132,417		(2,330)		(242)		(9,153)		10,134

Reinvested capital gains		66,639		41,234		85,480		33,073		—		—		35,221		8,581

Net increase (decrease) in contract owners’ equity resulting from operations		87,948		192,478		91,186		40,594		11,297		7,731		36,734		31,116

Equity transactions:

Purchase payments received from contract owners (note 4)		17,022		211,043		308,280		296,392		839		—		5		7,542

Transfers between subaccounts, net		(105,335)		86,936		39,147		(124,249)		(41,631)		201,756		(41,700)		448,192

Redemptions (notes 2, 3, and 4)		(88,286)		(120,613)		(73,997)		(119,823)		(10,843)		(8,850)		(41,369)		(11,950)

Adjustments to maintain reserves		1		—		1		—		2		—		(1)		(1)

Net equity transactions		(176,598)		177,366		273,431		52,320		(51,633)		192,906		(83,065)		443,783

Net change in contract owners’ equity		(88,650)		369,844		364,617		92,914		(40,336)		200,637		(46,331)		474,899

Contract owners’ equity at beginning of period		980,464		610,620		875,274		782,360		200,637		—		474,899		—

Contract owners’ equity at end of period		$891,814		980,464		1,239,891		875,274		160,301		200,637		428,568		474,899

CHANGE IN UNITS:

Beginning units		41,981		33,369		61,677		57,349		19,450		—		44,558		—

Units purchased		7,796		17,689		31,954		35,211		2,628		23,257		1,387		49,292

Units redeemed		(14,551)		(9,077)		(13,292)		(30,883)		(7,434)		(3,807)		(8,923)		(4,734)

Ending units		35,226		41,981		80,339		61,677		14,644		19,450		37,022		44,558

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LACVS				LOVBD				LOVTRC				MEGSS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,509		2,269		327,799		249,475		99,597		73,614		(3,501)		(1,980)

Realized gain (loss) on investments		1,052		510		(60,160)		(209,544)		(44,883)		(60,856)		102,768		71,096

Change in unrealized gain (loss) on investments		5,381		3,388		160,138		245,001		67,748		18,837		(295,611)		141,278

Reinvested capital gains		8,967		1,016		—		—		—		—		464,007		114,998

Net increase (decrease) in contract owners’ equity resulting from operations		16,909		7,183		427,777		284,932		122,462		31,595		267,663		325,392

Equity transactions:

Purchase payments received from contract owners (note 4)		—		(1)		1,055,813		484,790		396,909		418,802		486,383		319,315

Transfers between subaccounts, net		(4,059)		109,100		365,082		484,241		457,902		168,768		(104,294)		612,277

Redemptions (notes 2, 3, and 4)		(6,077)		(4,838)		(623,022)		(763,198)		(279,662)		(285,849)		(260,530)		(252,893)

Adjustments to maintain reserves		1		—		3		(2)		2		(3)		—		(1)

Net equity transactions		(10,135)		104,261		797,876		205,831		575,151		301,718		121,559		678,698

Net change in contract owners’ equity		6,774		111,444		1,225,653		490,763		697,613		333,313		389,222		1,004,090

Contract owners’ equity at beginning of period		111,444		—		4,643,201		4,152,438		1,659,495		1,326,182		1,968,977		964,887

Contract owners’ equity at end of period		$118,218		111,444		5,868,854		4,643,201		2,357,108		1,659,495		2,358,199		1,968,977

CHANGE IN UNITS:

Beginning units		10,481		—		395,861		377,047		157,015		128,554		82,764		53,086

Units purchased		280		12,011		176,595		151,887		83,654		60,457		30,652		63,401

Units redeemed		(1,145)		(1,530)		(109,636)		(133,073)		(32,182)		(31,996)		(24,659)		(33,723)

Ending units		9,616		10,481		462,820		395,861		208,487		157,015		88,757		82,764

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MNDSC				MV2RIS				MV3MVS				MVFSC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(1,396)		(461)		13,462		14,989		9,805		7,807		48,452		21,961

Realized gain (loss) on investments		1,422		1,975		(408)		(5,596)		27,619		14,606		44,388		(19,891)

Change in unrealized gain (loss) on investments		122,378		3,657		218,256		26,653		(78,077)		24,759		33,510		18,504

Reinvested capital gains		—		—		—		—		131,543		36,782		297,609		131,248

Net increase (decrease) in contract owners’ equity resulting from operations		122,404		5,171		231,310		36,046		90,890		83,954		423,959		151,822

Equity transactions:

Purchase payments received from contract owners (note 4)		183,535		304,901		1		109,885		347,512		695,343		2,070,579		651,137

Transfers between subaccounts, net		204,833		384,878		(20,936)		(89,840)		(19,923)		(5,528)		535,085		283,729

Redemptions (notes 2, 3, and 4)		(56,055)		(7,953)		(53,633)		(83,954)		(151,939)		(66,801)		(320,092)		(433,935)

Adjustments to maintain reserves		—		2		—		1		(1)		—		1		—

Net equity transactions		332,313		681,828		(74,568)		(63,908)		175,649		623,014		2,285,573		500,931

Net change in contract owners’ equity		454,717		686,999		156,742		(27,862)		266,539		706,968		2,709,532		652,753

Contract owners’ equity at beginning of period		686,999		—		1,121,826		1,149,688		1,317,226		610,258		2,246,550		1,593,797

Contract owners’ equity at end of period		$1,141,716		686,999		1,278,568		1,121,826		1,583,765		1,317,226		4,956,082		2,246,550

CHANGE IN UNITS:

Beginning units		64,952		—		79,440		83,511		63,759		33,464		133,011		104,867

Units purchased		45,828		70,748		7,659		14,807		36,612		44,610		200,862		65,989

Units redeemed		(14,688)		(5,796)		(12,588)		(18,878)		(27,735)		(14,315)		(73,137)		(37,845)

Ending units		96,092		64,952		74,511		79,440		72,636		63,759		260,736		133,011

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	MVIGSC		MVUSC		MGRFV		MSEMB
	2025	2024	2025	2024	2025	2024	2025	2024

Investment activity*:

Net investment income (loss)	$5,254	1,764	15,270	6,182	2,213	818	2,963	3,488

Realized gain (loss) on investments	39,160	2,524	(3,988)	(19,175)	200	(251)	(1,113)	(4,749)

Change in unrealized gain (loss) on investments	21,897	(8,088)	48,491	33,795	349	786	1,016	4,820

Reinvested capital gains	47,194	803	8,060	9,426	1,725	602	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	113,505	(2,997)	67,833	30,228	4,487	1,955	2,866	3,559

Equity transactions:

Purchase payments received from contract owners (note 4)	264,777	366,625	98,041	189,057	—	(1)	1	9

Transfers between subaccounts, net	523,650	60,134	99,760	(132,405)	87	(5,790)	(649)	(917)

Redemptions (notes 2, 3, and 4)	(31,604)	(51,644)	(38,592)	(12,555)	(4,358)	(4,846)	(1,780)	(15,384)

Adjustments to maintain reserves	1	(1)	(1)	(1)	—	1	(3)	2

Net equity transactions	756,824	375,114	159,208	44,096	(4,271)	(10,636)	(2,431)	(16,290)

Net change in contract owners’ equity	870,329	372,117	227,041	74,324	216	(8,681)	435	(12,731)

Contract owners’ equity at beginning of period	431,990	59,873	509,216	434,892	55,564	64,245	20,131	32,862

Contract owners’ equity at end of period	$1,302,319	431,990	736,257	509,216	55,780	55,564	20,566	20,131

CHANGE IN UNITS:

Beginning units	35,461	5,335	34,276	32,528	4,544	5,423	1,803	3,270

Units purchased	97,088	36,384	19,578	53,592	76	322	63	1,236

Units redeemed	(43,882)	(6,258)	(10,583)	(51,844)	(413)	(1,201)	(264)	(2,703)

Ending units	88,667	35,461	43,271	34,276	4,207	4,544	1,602	1,803

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MSVEG2				DTRTFY				EIF				GBF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(1,545)		(744)		156,452		226,982		46,082		22,105		1,592		1,438

Realized gain (loss) on investments		146,862		95,757		(57,901)		(118,717)		46,277		(10,188)		(538)		(1,791)

Change in unrealized gain (loss) on investments		99,453		102,415		132,037		(22,466)		264,081		23,972		1,936		1,150

Reinvested capital gains		—		—		—		—		113,462		42,601		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		244,770		197,428		230,588		85,799		469,902		78,490		2,990		797

Equity transactions:

Purchase payments received from contract owners (note 4)		975		6,336		73,882		299,196		1,671,751		662,091		—		—

Transfers between subaccounts, net		486,163		7,725		1,624,107		346,316		402,780		(176,048)		26,558		4,843

Redemptions (notes 2, 3, and 4)		(82,447)		(35,376)		(504,104)		(631,909)		(119,002)		(253,228)		(4,094)		(16,568)

Adjustments to maintain reserves		(1)		—		(1)		—		(1)		(2)		1		1

Net equity transactions		404,690		(21,315)		1,193,884		13,603		1,955,528		232,813		22,465		(11,724)

Net change in contract owners’ equity		649,460		176,113		1,424,472		99,402		2,425,430		311,303		25,455		(10,927)

Contract owners’ equity at beginning of period		570,384		394,271		2,567,088		2,467,686		1,060,199		748,896		44,006		54,933

Contract owners’ equity at end of period		$1,219,844		570,384		3,991,560		2,567,088		3,485,629		1,060,199		69,461		44,006

CHANGE IN UNITS:

Beginning units		67,537		68,115		249,455		248,003		61,851		47,900		4,398		5,535

Units purchased		66,479		34,523		192,631		74,732		141,822		61,258		2,572		630

Units redeemed		(27,114)		(35,101)		(81,202)		(73,280)		(35,884)		(47,307)		(470)		(1,767)

Ending units		106,902		67,537		360,884		249,455		167,789		61,851		6,500		4,398

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GEM				GEM2				GIG				GVDMA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$895		—		117		766		20,505		15,924		(246)		(161)

Realized gain (loss) on investments		2,934		—		4,441		902		158,030		7,679		10,849		(45,614)

Change in unrealized gain (loss) on investments		28,926		—		34,354		2,230		351,834		53,593		18,836		54,471

Reinvested capital gains		—		—		—		—		93,059		—		1,874		—

Net increase (decrease) in contract owners’ equity resulting from operations		32,755		—		38,912		3,898		623,428		77,196		31,313		8,696

Equity transactions:

Purchase payments received from contract owners (note 4)		178,922		—		76,224		44,267		168,483		268,313		38,784		60,612

Transfers between subaccounts, net		134,786		—		1,591		2,111		2,033,913		(8,302)		54,282		(2,344)

Redemptions (notes 2, 3, and 4)		(15,252)		—		(7,996)		(11,964)		(364,213)		(335,503)		(16,474)		(173,578)

Adjustments to maintain reserves		2		—		—		3		(1)		—		(1)		—

Net equity transactions		298,458		—		69,819		34,417		1,838,182		(75,492)		76,591		(115,310)

Net change in contract owners’ equity		331,213		—		108,731		38,315		2,461,610		1,704		107,904		(106,614)

Contract owners’ equity at beginning of period		—		—		65,910		27,595		865,184		863,480		94,179		200,793

Contract owners’ equity at end of period		$331,213		—		174,641		65,910		3,326,794		865,184		202,083		94,179

CHANGE IN UNITS:

Beginning units		—		—		6,635		2,938		55,907		61,980		6,147		14,546

Units purchased		29,768		—		7,798		5,237		130,109		47,732		9,137		3,876

Units redeemed		(3,155)		—		(1,459)		(1,540)		(31,370)		(53,805)		(4,024)		(12,275)

Ending units		26,613		—		12,974		6,635		154,646		55,907		11,260		6,147

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVDMC				GVEXD				GVIDA				GVIDC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(3,997)		(4,037)		794,049		497,761		(1,864)		(1,402)		(2,223)		(2,013)

Realized gain (loss) on investments		(11,387)		(156,345)		4,441,985		2,669,430		51,072		(92,463)		(16,289)		2,006

Change in unrealized gain (loss) on investments		308,115		305,321		7,332,823		4,911,554		138,009		187,118		149,378		49,134

Reinvested capital gains		—		—		127,640		31,247		17,728		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		292,731		144,939		12,696,497		8,109,992		204,945		93,253		130,866		49,127

Equity transactions:

Purchase payments received from contract owners (note 4)		45,034		31,760		38,139,768		22,690,306		250,000		466,268		235,051		187,645

Transfers between subaccounts, net		(213)		(463,562)		7,741,799		5,805,324		(25,503)		(183,040)		(3,006)		(1,451)

Redemptions (notes 2, 3, and 4)		(91,324)		(92,684)		(7,567,670)		(3,609,549)		(510,660)		(77,798)		(128,096)		(109,670)

Adjustments to maintain reserves		(2)		(1)		1		2,533		(1)		—		1		(1)

Net equity transactions		(46,505)		(524,487)		38,313,898		24,888,614		(286,164)		205,430		103,950		76,523

Net change in contract owners’ equity		246,226		(379,548)		51,010,395		32,998,606		(81,219)		298,683		234,816		125,650

Contract owners’ equity at beginning of period		2,568,550		2,948,098		55,616,684		22,618,078		1,233,925		935,242		1,382,875		1,257,225

Contract owners’ equity at end of period		$2,814,776		2,568,550		106,627,079		55,616,684		1,152,706		1,233,925		1,617,691		1,382,875

CHANGE IN UNITS:

Beginning units		203,768		247,615		2,442,279		1,237,818		77,007		65,609		121,398		114,355

Units purchased		6,477		2,758		2,446,148		1,841,693		44,021		28,895		39,475		36,179

Units redeemed		(9,898)		(46,605)		(902,371)		(637,232)		(60,585)		(17,497)		(30,202)		(29,136)

Ending units		200,347		203,768		3,986,056		2,442,279		60,443		77,007		130,671		121,398

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVIDM				GVIXY				HIBF				IDPG2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(3,562)		(1,644)		436,115		204,795		32,761		18,506		(21,456)		(21,924)

Realized gain (loss) on investments		(5,771)		(109,884)		303,273		121,230		264		193		(385,679)		75,372

Change in unrealized gain (loss) on investments		331,142		201,579		1,493,314		(291,115)		(9,964)		(4,619)		1,757,525		1,184,137

Reinvested capital gains		—		—		—		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		321,809		90,051		2,232,702		34,910		23,061		14,080		1,350,390		1,237,585

Equity transactions:

Purchase payments received from contract owners (note 4)		3,188,096		470,604		6,302,873		2,223,090		258,628		270,334		1,218,190		1,832,462

Transfers between subaccounts, net		111		(149,055)		1,875,568		1,551,300		208		(288)		(10,668)		(170,850)

Redemptions (notes 2, 3, and 4)		(24,421)		(288,114)		(1,159,246)		(735,863)		(19,420)		(5,521)		(2,527,636)		(1,740,556)

Adjustments to maintain reserves		1		(1)		—		492		1		(1)		(1)		(1)

Net equity transactions		3,163,787		33,434		7,019,195		3,039,019		239,417		264,524		(1,320,115)		(78,945)

Net change in contract owners’ equity		3,485,596		123,485		9,251,897		3,073,929		262,478		278,604		30,275		1,158,640

Contract owners’ equity at beginning of period		1,106,845		983,360		6,132,936		3,059,007		342,947		64,343		14,875,693		13,717,053

Contract owners’ equity at end of period		$4,592,441		1,106,845		15,384,833		6,132,936		605,425		342,947		14,905,968		14,875,693

CHANGE IN UNITS:

Beginning units		79,263		76,616		445,659		229,052		27,202		5,413		1,088,731		1,093,264

Units purchased		210,312		40,809		573,253		326,057		28,257		22,248		87,876		138,390

Units redeemed		(1,578)		(38,162)		(163,408)		(109,450)		(9,918)		(459)		(189,064)		(142,923)

Ending units		287,997		79,263		855,504		445,659		45,541		27,202		987,543		1,088,731

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	IDPGI2				MCIFD				MSBF				NAMAA2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(4,430)		(4,048)		171,679		77,545		235,226		201,155		(101,045)		(76,673)

Realized gain (loss) on investments		(877)		(28,205)		149,441		(199,972)		43,596		1,442		(1,410,741)		(1,432,662)

Change in unrealized gain (loss) on investments		282,509		216,465		(216,874)		502,441		82,741		(70,958)		8,768,210		8,848,912

Reinvested capital gains		—		—		736,253		311,314		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		277,202		184,212		840,499		691,328		361,563		131,639		7,256,424		7,339,577

Equity transactions:

Purchase payments received from contract owners (note 4)		1,456,567		662,664		7,018,367		2,575,894		906,683		458,219		24,282,094		14,901,122

Transfers between subaccounts, net		(327)		8,250		540,279		1,534,452		3,881,436		2,321,263		446,702		1,007,529

Redemptions (notes 2, 3, and 4)		(496,708)		(687,056)		(975,373)		(960,300)		(637,544)		(238,493)		(14,113,429)		(5,927,388)

Adjustments to maintain reserves		1		(2)		(1)		291		(2)		1		1		(3)

Net equity transactions		959,533		(16,144)		6,583,272		3,150,337		4,150,573		2,540,990		10,615,368		9,981,260

Net change in contract owners’ equity		1,236,735		168,068		7,423,771		3,841,665		4,512,136		2,672,629		17,871,792		17,320,837

Contract owners’ equity at beginning of period		2,600,113		2,432,045		7,492,430		3,650,765		3,252,517		579,888		59,304,843		41,984,006

Contract owners’ equity at end of period		$3,836,848		2,600,113		14,916,201		7,492,430		7,764,653		3,252,517		77,176,635		59,304,843

CHANGE IN UNITS:

Beginning units		206,111		207,028		424,050		234,359		239,957		47,111		3,754,207		3,080,110

Units purchased		155,493		53,988		501,634		327,875		392,603		232,062		1,595,014		1,190,012

Units redeemed		(83,085)		(54,905)		(137,136)		(138,184)		(98,914)		(39,216)		(949,770)		(515,915)

Ending units		278,519		206,111		788,548		424,050		533,646		239,957		4,399,451		3,754,207

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NAMGI2				NCPG2				NCPGI2				NDES2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(536)		(251)		(20,424)		(19,044)		(2,904)		(2,040)		(370)		—

Realized gain (loss) on investments		4,311		7,479		137,604		219,313		14,256		4,137		4,514		—

Change in unrealized gain (loss) on investments		12,461		13,832		922,278		1,067,114		177,929		100,811		21,490		—

Reinvested capital gains		19,338		6,652		261,907		—		2,294		—		45,243		—

Net increase (decrease) in contract owners’ equity resulting from operations		35,574		27,712		1,301,365		1,267,383		191,575		102,908		70,877		—

Equity transactions:

Purchase payments received from contract owners (note 4)		231,099		131,226		1,536,906		2,314,410		1,128,938		318,550		69,843		—

Transfers between subaccounts, net		43,478		4,084		(413,944)		(966,160)		4,506		5,146		839,581		—

Redemptions (notes 2, 3, and 4)		(104,498)		(4,537)		(1,109,389)		(2,397,496)		(78,292)		(44,269)		(15,547)		—

Adjustments to maintain reserves		(1)		1		2		(1)		—		(1)		—		—

Net equity transactions		170,078		130,774		13,575		(1,049,247)		1,055,152		279,426		893,877		—

Net change in contract owners’ equity		205,652		158,486		1,314,940		218,136		1,246,727		382,334		964,754		—

Contract owners’ equity at beginning of period		297,353		138,867		13,283,236		13,065,100		1,518,247		1,135,913		—		—

Contract owners’ equity at end of period		$503,005		297,353		14,598,176		13,283,236		2,764,974		1,518,247		964,754		—

CHANGE IN UNITS:

Beginning units		15,672		8,863		926,766		1,010,544		115,076		93,408		—		—

Units purchased		14,000		8,778		121,648		166,377		85,915		25,351		67,466		—

Units redeemed		(5,668)		(1,969)		(120,793)		(250,155)		(8,631)		(3,683)		(1,515)		—

Ending units		24,004		15,672		927,621		926,766		192,360		115,076		65,951		—

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NFDIW2				NJMIM2				NNASD2				NVAMV2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$14		—		12		—		1,234		—		17,456		18,807

Realized gain (loss) on investments		1		—		1,396		—		9,448		—		28,104		19,398

Change in unrealized gain (loss) on investments		213		—		179		—		18,951		—		19,198		(6,500)

Reinvested capital gains		46		—		6		—		2,060		—		286,225		90,397

Net increase (decrease) in contract owners’ equity resulting from operations		274		—		1,593		—		31,693		—		350,983		122,102

Equity transactions:

Purchase payments received from contract owners (note 4)		22,540		—		—		—		182,681		—		1,049,968		795,978

Transfers between subaccounts, net		7,552		—		7,563		—		2,575,144		—		303,641		(82,671)

Redemptions (notes 2, 3, and 4)		(8)		—		(76)		—		(37,228)		—		(175,212)		(40,788)

Adjustments to maintain reserves		1		—		—		—		(1)		—		1		(2)

Net equity transactions		30,085		—		7,487		—		2,720,596		—		1,178,398		672,517

Net change in contract owners’ equity		30,359		—		9,080		—		2,752,289		—		1,529,381		794,619

Contract owners’ equity at beginning of period		—		—		—		—		—		—		1,306,599		511,980

Contract owners’ equity at end of period		$30,359		—		9,080		—		2,752,289		—		2,835,980		1,306,599

CHANGE IN UNITS:

Beginning units		—		—		—		—		—		—		67,620		30,442

Units purchased		2,397		—		5,106		—		228,701		—		69,658		57,653

Units redeemed		—		—		(4,224)		—		(9,827)		—		(13,105)		(20,475)

Ending units		2,397		—		882		—		218,874		—		124,173		67,620

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVBXD				NVCBDY				NVCCA2				NVCCN2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,210,822		164,275		25,611		—		(1,150)		(781)		(3,103)		(1,616)

Realized gain (loss) on investments		56,254		(3,633)		21,380		—		37,754		1,702		2,009		(2,450)

Change in unrealized gain (loss) on investments		(649,921)		(126,618)		(13,924)		—		40,450		54,013		167,087		56,094

Reinvested capital gains		—		—		—		—		28,756		4,912		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		617,155		34,024		33,067		—		105,810		59,846		165,993		52,028

Equity transactions:

Purchase payments received from contract owners (note 4)		13,669,664		2,133,656		922,609		—		592,768		—		70,445		384,845

Transfers between subaccounts, net		4,782,248		2,448,799		44,735		—		46,856		(19,154)		767,853		373,000

Redemptions (notes 2, 3, and 4)		(1,525,941)		(411,993)		(221,297)		—		(115,111)		(10,879)		(138,713)		(76,217)

Adjustments to maintain reserves		1		—		(1)		—		1		(1)		—		(3)

Net equity transactions		16,925,972		4,170,462		746,046		—		524,514		(30,034)		699,585		681,625

Net change in contract owners’ equity		17,543,127		4,204,486		779,113		—		630,324		29,812		865,578		733,653

Contract owners’ equity at beginning of period		5,533,277		1,328,791		—		—		529,339		499,527		1,431,777		698,124

Contract owners’ equity at end of period		$23,076,404		5,533,277		779,113		—		1,159,663		529,339		2,297,355		1,431,777

CHANGE IN UNITS:

Beginning units		545,111		132,132		—		—		33,328		35,321		119,618		61,177

Units purchased		1,877,177		642,972		179,145		—		42,694		87		87,555		79,115

Units redeemed		(294,592)		(229,993)		(104,238)		—		(12,375)		(2,080)		(30,248)		(20,674)

Ending units		2,127,696		545,111		74,907		—		63,647		33,328		176,925		119,618

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVCMA2				NVCMC2				NVCMD2				NVCRA2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(1,152)		(754)		(2,315)		(2,541)		(591)		(455)		(2,742)		(1,342)

Realized gain (loss) on investments		59,059		4,014		25,265		(18,276)		24,770		5,282		99,326		29,822

Change in unrealized gain (loss) on investments		43,285		49,451		119,958		143,347		18,930		19,345		190,135		60,068

Reinvested capital gains		18,525		8,297		19,331		1,880		7,723		5,029		13,193		12,735

Net increase (decrease) in contract owners’ equity resulting from operations		119,717		61,008		162,239		124,410		50,832		29,201		299,912		101,283

Equity transactions:

Purchase payments received from contract owners (note 4)		560,109		86,603		87,808		68,026		79,339		134,788		879,418		990,934

Transfers between subaccounts, net		(7,048)		(17,164)		18		1,395		(5,059)		(5,647)		229,237		257,282

Redemptions (notes 2, 3, and 4)		(59,314)		(21,073)		(187,461)		(775,232)		(9,720)		(29,793)		(637,724)		(19,862)

Adjustments to maintain reserves		1		1		1		(1)		—		—		(1)		1

Net equity transactions		493,748		48,367		(99,634)		(705,812)		64,560		99,348		470,930		1,228,355

Net change in contract owners’ equity		613,465		109,375		62,605		(581,402)		115,392		128,549		770,842		1,329,638

Contract owners’ equity at beginning of period		541,439		432,064		1,463,511		2,044,913		351,634		223,085		1,575,146		245,508

Contract owners’ equity at end of period		$1,154,904		541,439		1,526,116		1,463,511		467,026		351,634		2,345,988		1,575,146

CHANGE IN UNITS:

Beginning units		32,149		29,113		108,996		163,875		23,294		16,364		88,662		15,911

Units purchased		46,602		5,409		15,578		5,303		13,038		9,642		58,176		84,444

Units redeemed		(19,734)		(2,373)		(22,063)		(60,182)		(9,024)		(2,712)		(35,131)		(11,693)

Ending units		59,017		32,149		102,511		108,996		27,308		23,294		111,707		88,662

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVCRB2				NVDBL2				NVDCA2				NVFIY
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(9,494)		(8,369)		(3,522)		(5,539)		(83)		(49)		78,614		44,382

Realized gain (loss) on investments		31,228		4,217		95,427		(555,944)		6,926		(6,342)		(20,350)		(39,908)

Change in unrealized gain (loss) on investments		601,784		426,453		125,122		846,343		315		10,032		53,710		14,848

Reinvested capital gains		122,224		47,303		—		—		776		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		745,742		469,604		217,027		284,860		7,934		3,641		111,974		19,322

Equity transactions:

Purchase payments received from contract owners (note 4)		273,832		906,109		85,035		750,499		189,813		—		124,741		35,612

Transfers between subaccounts, net		(2,770)		392		(643,346)		57,335		15,816		(1,152)		901,745		145,046

Redemptions (notes 2, 3, and 4)		(142,219)		(101,953)		(252,736)		(2,284,293)		(356)		(18,917)		(101,887)		(113,880)

Adjustments to maintain reserves		(1)		1		1		—		1		—		(1)		2

Net equity transactions		128,842		804,549		(811,046)		(1,476,459)		205,274		(20,069)		924,598		66,780

Net change in contract owners’ equity		874,584		1,274,153		(594,019)		(1,191,599)		213,208		(16,428)		1,036,572		86,102

Contract owners’ equity at beginning of period		5,940,929		4,666,776		2,958,793		4,150,392		23,332		39,760		1,485,109		1,399,007

Contract owners’ equity at end of period		$6,815,513		5,940,929		2,364,774		2,958,793		236,540		23,332		2,521,681		1,485,109

CHANGE IN UNITS:

Beginning units		419,965		359,704		222,013		335,017		1,583		2,975		143,701		136,937

Units purchased		27,340		67,664		25,844		86,081		15,810		1		103,180		35,991

Units redeemed		(18,092)		(7,403)		(90,473)		(199,085)		(3,492)		(1,393)		(18,127)		(29,227)

Ending units		429,213		419,965		157,384		222,013		13,901		1,583		228,754		143,701

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVGEY				NVIE6				NVMGA2				NVMIVZ
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$25,415		25,944		7		—		(470)		(301)		18,351		9,582

Realized gain (loss) on investments		345,874		367,765		270		—		11,102		(199)		31,409		3,375

Change in unrealized gain (loss) on investments		(136,532)		39,876		557		—		33,219		13,906		144,058		(5,098)

Reinvested capital gains		1,792		—		—		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		236,549		433,585		834		—		43,851		13,406		193,818		7,859

Equity transactions:

Purchase payments received from contract owners (note 4)		638,891		220,059		(1)		—		111,720		24,175		31,310		—

Transfers between subaccounts, net		(370,728)		(875,977)		23,807		—		137,631		36,862		932,509		(307)

Redemptions (notes 2, 3, and 4)		(382,890)		(547,682)		(12,609)		—		(106,798)		(5,112)		(125,187)		(28,998)

Adjustments to maintain reserves		(1)		2		1		—		—		(1)		(2)		1

Net equity transactions		(114,728)		(1,203,598)		11,198		—		142,553		55,924		838,630		(29,304)

Net change in contract owners’ equity		121,821		(770,013)		12,032		—		186,404		69,330		1,032,448		(21,445)

Contract owners’ equity at beginning of period		1,808,994		2,579,007		—		—		243,654		174,324		165,810		187,255

Contract owners’ equity at end of period		$1,930,815		1,808,994		12,032		—		430,058		243,654		1,198,258		165,810

CHANGE IN UNITS:

Beginning units		95,881		158,502		—		—		18,206		13,956		14,958		17,550

Units purchased		87,472		25,594		2,401		—		17,410		4,858		80,055		2,671

Units redeemed		(96,867)		(88,215)		(1,254)		—		(7,577)		(608)		(14,750)		(5,263)

Ending units		86,486		95,881		1,147		—		28,039		18,206		80,263		14,958

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVMLG1				NVMMG2				NVMMV1				NVNMO2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$8,115		2,024		(253)		(480)		9,442		8,887		532		325

Realized gain (loss) on investments		(583)		(1,312)		53,289		(118,254)		(19,590)		(9,515)		(7,959)		(5,419)

Change in unrealized gain (loss) on investments		(2,851)		6,960		(41,972)		174,259		(53,026)		12,969		5,085		(21,184)

Reinvested capital gains		29,151		20,787		223		—		89,148		14,447		25,411		57,811

Net increase (decrease) in contract owners’ equity resulting from operations		33,832		28,459		11,287		55,525		25,974		26,788		23,069		31,533

Equity transactions:

Purchase payments received from contract owners (note 4)		73,065		257,304		3,573		—		201,404		97,049		—		26,096

Transfers between subaccounts, net		92,381		(328,223)		(243,149)		(104,068)		119,989		550,779		(2,043)		(21,288)

Redemptions (notes 2, 3, and 4)		(3,596)		(1,854)		(20,976)		(28,999)		(136,106)		(20,475)		(6,390)		(5,599)

Adjustments to maintain reserves		—		—		—		(1)		—		(1)		(1)		1

Net equity transactions		161,850		(72,773)		(260,552)		(133,068)		185,287		627,352		(8,434)		(790)

Net change in contract owners’ equity		195,682		(44,314)		(249,265)		(77,543)		211,261		654,140		14,635		30,743

Contract owners’ equity at beginning of period		76,580		120,894		264,939		342,482		904,485		250,345		195,156		164,413

Contract owners’ equity at end of period		$272,262		76,580		15,674		264,939		1,115,746		904,485		209,791		195,156

CHANGE IN UNITS:

Beginning units		4,981		9,893		16,963		25,840		57,671		17,291		9,437		9,639

Units purchased		17,044		19,583		2,407		757		28,512		47,538		520		1,238

Units redeemed		(6,487)		(24,495)		(18,418)		(9,634)		(16,564)		(7,158)		(854)		(1,440)

Ending units		15,538		4,981		952		16,963		69,619		57,671		9,103		9,437

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVNSR2				NVRE2				NVSIXD				NVSTB2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$9,567		355		3,424		4,998		201,325		96,836		54,458		2,487

Realized gain (loss) on investments		(20,137)		(21,412)		3,731		12,603		297,332		(379,761)		696		18

Change in unrealized gain (loss) on investments		(11,194)		(38,964)		(7,334)		23,968		1,136,508		1,117,154		(17,174)		(1,333)

Reinvested capital gains		42,404		131,964		4,616		—		561,159		87,281		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		20,640		71,943		4,437		41,569		2,196,324		921,510		37,980		1,172

Equity transactions:

Purchase payments received from contract owners (note 4)		18,539		130,433		7,412		62,074		7,700,411		2,643,464		1,410,826		45,599

Transfers between subaccounts, net		68,055		23,651		163,433		(192,633)		4,691,515		1,321,391		110,738		22,993

Redemptions (notes 2, 3, and 4)		(66,548)		(62,775)		(131,189)		(76,222)		(1,488,785)		(1,252,432)		(28,418)		(1,262)

Adjustments to maintain reserves		—		—		(1)		2		(2)		(173)		(1)		—

Net equity transactions		20,046		91,309		39,655		(206,779)		10,903,139		2,712,250		1,493,145		67,330

Net change in contract owners’ equity		40,686		163,252		44,092		(165,210)		13,099,463		3,633,760		1,531,125		68,502

Contract owners’ equity at beginning of period		1,082,262		919,010		225,686		390,896		9,348,495		5,714,735		68,502		—

Contract owners’ equity at end of period		$1,122,948		1,082,262		269,778		225,686		22,447,958		9,348,495		1,599,627		68,502

CHANGE IN UNITS:

Beginning units		64,959		59,713		16,103		30,755		610,210		414,527		6,577		—

Units purchased		6,336		12,498		14,025		16,904		884,726		412,668		153,634		9,514

Units redeemed		(5,110)		(7,252)		(10,904)		(31,556)		(190,395)		(216,985)		(14,260)		(2,937)

Ending units		66,185		64,959		19,224		16,103		1,304,541		610,210		145,951		6,577

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SAM				SCF				SCGF2				SCVF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,466,873		1,283,394		2,137		(43)		(980)		(527)		5,746		2,747

Realized gain (loss) on investments		—		—		12,366		(14,896)		50,811		13,849		(4,418)		23,296

Change in unrealized gain (loss) on investments		—		—		1,387		35,261		9,289		45,681		(27,643)		11,786

Reinvested capital gains		38		—		16,719		6,390		51,487		—		34,488		4,313

Net increase (decrease) in contract owners’ equity resulting from operations		1,466,911		1,283,394		32,609		26,712		110,607		59,003		8,173		42,142

Equity transactions:

Purchase payments received from contract owners (note 4)		130,780,122		74,369,026		143,463		300		238,126		268,096		125,209		134,378

Transfers between subaccounts, net		(108,308,755)		(51,628,284)		(44,007)		7,345		(14,655)		26,438		52,030		41,787

Redemptions (notes 2, 3, and 4)		(21,128,482)		(14,229,227)		(161,132)		(13,807)		(128,061)		(67,133)		(104,100)		(105,558)

Adjustments to maintain reserves		2		(2)		—		1		1		1		(1)		(2)

Net equity transactions		1,342,887		8,511,513		(61,676)		(6,161)		95,411		227,402		73,138		70,605

Net change in contract owners’ equity		2,809,798		9,794,907		(29,067)		20,551		206,018		286,405		81,311		112,747

Contract owners’ equity at beginning of period		34,092,054		24,297,147		253,409		232,858		502,658		216,253		444,285		331,538

Contract owners’ equity at end of period		$36,901,852		34,092,054		224,342		253,409		708,676		502,658		525,596		444,285

CHANGE IN UNITS:

Beginning units		3,048,991		2,274,528		13,881		14,396		28,837		14,972		27,699		21,976

Units purchased		15,230,132		9,176,995		9,805		3,318		26,468		26,225		17,664		38,144

Units redeemed		(15,096,703)		(8,402,532)		(12,527)		(3,833)		(20,209)		(12,360)		(13,226)		(32,421)

Ending units		3,182,420		3,048,991		11,159		13,881		35,096		28,837		32,137		27,699

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	TRF2				DWVSVS				WRENG				WRMCG
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$3,226		2,893		14,257		3,908		—		674		(2,653)		(2,430)

Realized gain (loss) on investments		(4,757)		(2,059)		11,868		8,401		—		(702)		(307,568)		(225,361)

Change in unrealized gain (loss) on investments		11,995		24,117		9,133		28,704		—		1,256		(63,517)		210,241

Reinvested capital gains		89,864		15,220		111,732		20,161		—		—		386,085		46,684

Net increase (decrease) in contract owners’ equity resulting from operations		100,328		40,171		146,990		61,174		—		1,228		12,347		29,134

Equity transactions:

Purchase payments received from contract owners (note 4)		72,615		41		114,065		69,145		—		(1)		183,939		146,852

Transfers between subaccounts, net		373,657		249,695		25,777		913,441		—		(23,296)		207,502		(48,087)

Redemptions (notes 2, 3, and 4)		(365,244)		(83,379)		(90,819)		(289,695)		—		(788)		(101,396)		(151,613)

Adjustments to maintain reserves		—		—		—		(2)		—		(1)		(1)		(1)

Net equity transactions		81,028		166,357		49,023		692,889		—		(24,086)		290,044		(52,849)

Net change in contract owners’ equity		181,356		206,528		196,013		754,063		—		(22,858)		302,391		(23,715)

Contract owners’ equity at beginning of period		424,358		217,830		1,604,162		850,099		—		22,858		1,630,266		1,653,981

Contract owners’ equity at end of period		$605,714		424,358		1,800,175		1,604,162		—		—		1,932,657		1,630,266

CHANGE IN UNITS:

Beginning units		24,424		14,180		103,223		60,607		—		1,713		94,767		98,066

Units purchased		131,090		28,243		24,121		84,410		—		114		38,388		28,346

Units redeemed		(125,457)		(17,999)		(19,702)		(41,794)		—		(1,827)		(21,895)		(31,645)

Ending units		30,057		24,424		107,642		103,223		—		—		111,260		94,767

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MNCPS2				PMUBAM				PMVAAD				PMVEBA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$18,830		16,314		52,135		36,089		8,281		6,858		7,013		6,139

Realized gain (loss) on investments		(2,971)		(9,587)		5,063		(3,297)		(4,181)		(8,603)		(2,065)		(2,345)

Change in unrealized gain (loss) on investments		28,761		26,406		17,566		9,821		24,488		4,861		6,916		1,868

Reinvested capital gains		—		8,892		—		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		44,620		42,025		74,764		42,613		28,588		3,116		11,864		5,662

Equity transactions:

Purchase payments received from contract owners (note 4)		40,047		93,138		180,976		129,424		15,961		17,386		19,754		1

Transfers between subaccounts, net		(124,229)		(54)		117,781		163,229		91,033		11,690		(16,320)		38,759

Redemptions (notes 2, 3, and 4)		(267,419)		(12,196)		(111,600)		(75,963)		(41,703)		(33,915)		(8,570)		(16,056)

Adjustments to maintain reserves		1		1		—		3		1		1		1		(3)

Net equity transactions		(351,600)		80,889		187,157		216,693		65,292		(4,838)		(5,135)		22,701

Net change in contract owners’ equity		(306,980)		122,914		261,921		259,306		93,880		(1,722)		6,729		28,363

Contract owners’ equity at beginning of period		612,162		489,248		875,221		615,915		118,598		120,320		129,112		100,749

Contract owners’ equity at end of period		$305,182		612,162		1,137,142		875,221		212,478		118,598		135,841		129,112

CHANGE IN UNITS:

Beginning units		36,859		31,828		76,321		56,610		9,034		9,474		11,405		9,550

Units purchased		23,347		7,886		36,620		32,626		8,278		2,243		7,851		8,795

Units redeemed		(44,333)		(2,855)		(21,032)		(12,915)		(3,109)		(2,683)		(8,799)		(6,940)

Ending units		15,873		36,859		91,909		76,321		14,203		9,034		10,457		11,405

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVFAD				PMVFHA				PMVHYA				PMVID
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,823		743		4,321		4,201		15,017		6,686		828,694		734,529

Realized gain (loss) on investments		2		(1,265)		161		(119)		2,359		(6,031)		(271,418)		(189,815)

Change in unrealized gain (loss) on investments		823		704		480		2,258		3,960		7,437		1,010,813		86,979

Reinvested capital gains		—		—		—		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		2,648		182		4,962		6,340		21,336		8,092		1,568,089		631,693

Equity transactions:

Purchase payments received from contract owners (note 4)		—		—		23,493		1		132,725		12,151		2,381,147		2,190,022

Transfers between subaccounts, net		80,595		13,332		11,070		(24,383)		(35,970)		35,674		2,134,906		3,091,328

Redemptions (notes 2, 3, and 4)		(220)		(611)		(6,648)		(4,917)		(12,538)		(3,799)		(1,777,176)		(1,411,495)

Adjustments to maintain reserves		—		—		(1)		1		(3)		(2)		—		—

Net equity transactions		80,375		12,721		27,914		(29,298)		84,214		44,024		2,738,877		3,869,855

Net change in contract owners’ equity		83,023		12,903		32,876		(22,958)		105,550		52,116		4,306,966		4,501,548

Contract owners’ equity at beginning of period		22,160		9,257		106,329		129,287		139,723		87,607		15,207,851		10,706,303

Contract owners’ equity at end of period		$105,183		22,160		139,205		106,329		245,273		139,723		19,514,817		15,207,851

CHANGE IN UNITS:

Beginning units		2,517		1,013		9,606		12,294		11,063		7,399		1,270,358		940,827

Units purchased		9,096		2,549		7,090		620		10,958		10,685		565,445		545,602

Units redeemed		(734)		(1,045)		(4,573)		(3,308)		(4,161)		(7,021)		(353,478)		(216,071)

Ending units		10,879		2,517		12,123		9,606		17,860		11,063		1,482,325		1,270,358

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVLDA				PMVLGA				PMVRRA				PMVRSA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$48,206		51,803		29,161		17,358		38,145		4,645		8,471		6,104

Realized gain (loss) on investments		7,346		(10,957)		(13,977)		(19,888)		(6,110)		(6,023)		(6,949)		(53,297)

Change in unrealized gain (loss) on investments		11,419		15,545		27,274		(49,807)		36,964		4,450		52,540		60,432

Reinvested capital gains		—		—		—		—		—		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		66,971		56,391		42,458		(52,337)		68,999		3,072		54,062		13,239

Equity transactions:

Purchase payments received from contract owners (note 4)		3,578		60,025		18,377		86,818		1,737,274		14,607		25,385		12,586

Transfers between subaccounts, net		(78,124)		490,562		522,503		467,590		521,810		(8,408)		(42,412)		(19,509)

Redemptions (notes 2, 3, and 4)		(97,452)		(317,830)		(405,390)		(22,377)		(52,934)		(5,737)		(34,452)		(41,574)

Adjustments to maintain reserves		—		(3)		(4)		(2)		2		1		—		—

Net equity transactions		(171,998)		232,754		135,486		532,029		2,206,152		463		(51,479)		(48,497)

Net change in contract owners’ equity		(105,027)		289,145		177,944		479,692		2,275,151		3,535		2,583		(35,258)

Contract owners’ equity at beginning of period		1,329,818		1,040,673		865,722		386,030		198,143		194,608		310,170		345,428

Contract owners’ equity at end of period		$1,224,791		1,329,818		1,043,666		865,722		2,473,294		198,143		312,753		310,170

CHANGE IN UNITS:

Beginning units		123,619		100,888		100,225		41,919		17,147		17,165		21,483		24,870

Units purchased		12,555		86,026		112,088		88,554		188,783		2,446		8,140		5,984

Units redeemed		(28,059)		(63,295)		(98,408)		(30,248)		(7,066)		(2,464)		(11,352)		(9,371)

Ending units		108,115		123,619		113,905		100,225		198,864		17,147		18,271		21,483

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVTRA				PVSTA				PVDIB				PVGPB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$288,560		228,570		256,008		262,476		31,189		31,572		12,226		(7)

Realized gain (loss) on investments		(164,469)		(128,996)		20,815		44,461		(2,958)		(4,481)		74		3

Change in unrealized gain (loss) on investments		485,183		49,962		(16,093)		802		13,827		3,477		61,372		104

Reinvested capital gains		—		—		—		—		—		—		35,145		—

Net increase (decrease) in contract owners’ equity resulting from operations		609,274		149,536		260,730		307,739		42,058		30,568		108,817		100

Equity transactions:

Purchase payments received from contract owners (note 4)		811,434		958,358		1,086,943		659,075		4,875		9,380		934,392		16,653

Transfers between subaccounts, net		1,412,945		995,788		1,176,849		467,686		(63,460)		(31,587)		(442)		(306)

Redemptions (notes 2, 3, and 4)		(1,044,117)		(645,799)		(1,022,012)		(748,624)		(19,135)		(41,541)		(912)		(50)

Adjustments to maintain reserves		—		4		3		(1)		—		—		1		(1)

Net equity transactions		1,180,262		1,308,351		1,241,783		378,136		(77,720)		(63,748)		933,039		16,296

Net change in contract owners’ equity		1,789,536		1,457,887		1,502,513		685,875		(35,662)		(33,180)		1,041,856		16,396

Contract owners’ equity at beginning of period		6,465,429		5,007,542		5,390,963		4,705,088		512,981		546,161		16,396		—

Contract owners’ equity at end of period		$8,254,965		6,465,429		6,893,476		5,390,963		477,319		512,981		1,058,252		16,396

CHANGE IN UNITS:

Beginning units		615,062		487,451		467,840		432,164		48,507		54,510		1,459		—

Units purchased		270,442		211,785		308,814		291,398		2,779		3,826		81,484		1,491

Units redeemed		(162,862)		(84,174)		(203,983)		(255,722)		(9,636)		(9,829)		(111)		(32)

Ending units		722,642		615,062		572,671		467,840		41,650		48,507		82,832		1,459

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PVIB				PVIGIB				PVNOB				PVTIGB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$25,476		35,171		2,648		2,663		1,951		70		(324)		505

Realized gain (loss) on investments		(47,706)		(56,172)		120,965		5,457		10,080		3,916		19,737		173

Change in unrealized gain (loss) on investments		54,569		38,131		52,671		(5,498)		(8,323)		49,115		32,541		(829)

Reinvested capital gains		—		—		2,582		342		45,298		1,687		13,263		—

Net increase (decrease) in contract owners’ equity resulting from operations		32,339		17,130		178,866		2,964		49,006		54,788		65,217		(151)

Equity transactions:

Purchase payments received from contract owners (note 4)		—		1,393		175,580		63,342		25,622		20,140		9,916		38,158

Transfers between subaccounts, net		(219,015)		(107,893)		847,631		5,259		44,829		169,095		205,967		576

Redemptions (notes 2, 3, and 4)		(62,469)		(44,385)		(401,547)		(113,075)		(21,158)		(8,340)		(4,088)		(665)

Adjustments to maintain reserves		—		—		—		(1)		—		1		2		1

Net equity transactions		(281,484)		(150,885)		621,664		(44,475)		49,293		180,896		211,797		38,070

Net change in contract owners’ equity		(249,145)		(133,755)		800,530		(41,511)		98,299		235,684		277,014		37,919

Contract owners’ equity at beginning of period		571,085		704,840		177,256		218,767		375,681		139,997		62,914		24,995

Contract owners’ equity at end of period		$321,940		571,085		977,786		177,256		473,980		375,681		339,928		62,914

CHANGE IN UNITS:

Beginning units		56,577		71,305		9,820		12,726		26,276		12,022		6,018		2,457

Units purchased		2,579		4,826		107,891		4,134		7,407		17,012		30,223		3,689

Units redeemed		(29,358)		(19,554)		(77,408)		(7,040)		(3,674)		(2,758)		(12,576)		(128)

Ending units		29,798		56,577		40,303		9,820		30,009		26,276		23,665		6,018

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	TRBCG2				TRHS2				TRMCG2				VEEMS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(7,313)		(6,197)		(3,368)		(3,046)		(785)		(225)		80		1,088

Realized gain (loss) on investments		455,682		560,987		(65,882)		(37,988)		(4,779)		58		1,575		(34,772)

Change in unrealized gain (loss) on investments		(75,585)		338,430		394,682		(105,456)		(72,104)		(20,371)		6,021		46,500

Reinvested capital gains		532,309		178,217		111,322		175,907		101,532		25,936		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		905,093		1,071,437		436,754		29,417		23,864		5,398		7,676		12,816

Equity transactions:

Purchase payments received from contract owners (note 4)		766,322		1,018,674		681,923		417,917		425,601		89,369		7		271

Transfers between subaccounts, net		1,123,562		(264,594)		60,549		(13,582)		14,282		146,515		(3,850)		(99,783)

Redemptions (notes 2, 3, and 4)		(798,126)		(1,122,268)		(254,942)		(239,965)		(18,884)		(2,228)		(4,651)		(60,867)

Adjustments to maintain reserves		(1)		—		(1)		(1)		(1)		(1)		—		(1)

Net equity transactions		1,091,757		(368,188)		487,529		164,369		420,998		233,655		(8,494)		(160,380)

Net change in contract owners’ equity		1,996,850		703,249		924,283		193,786		444,862		239,053		(818)		(147,564)

Contract owners’ equity at beginning of period		3,988,782		3,285,533		2,008,476		1,814,690		293,589		54,536		31,110		178,674

Contract owners’ equity at end of period		$5,985,632		3,988,782		2,932,759		2,008,476		738,451		293,589		30,292		31,110

CHANGE IN UNITS:

Beginning units		180,188		200,216		132,963		121,592		24,014		4,854		3,134		18,129

Units purchased		147,260		183,688		78,154		42,869		44,260		19,453		56		1,718

Units redeemed		(98,684)		(203,716)		(45,979)		(31,498)		(9,681)		(293)		(831)		(16,713)

Ending units		228,764		180,188		165,138		132,963		58,593		24,014		2,359		3,134

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VVGGS				VWHAS				VVB				VVCG
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$10,026		11,707		13,589		8,180		139,364		95,086		14,091		14,229

Realized gain (loss) on investments		481,915		11,967		5,078		(8,135)		(214,775)		(25,594)		258,133		44,256

Change in unrealized gain (loss) on investments		552,149		12,993		167,109		(19,897)		964,453		483,364		285,235		175,729

Reinvested capital gains		—		—		—		—		832,793		276,721		117,441		48,119

Net increase (decrease) in contract owners’ equity resulting from operations		1,044,090		36,667		185,776		(19,852)		1,721,835		829,577		674,900		282,333

Equity transactions:

Purchase payments received from contract owners (note 4)		77,633		54,633		250,051		270,096		3,293,145		3,159,678		856,749		425,681

Transfers between subaccounts, net		1,603,982		52,890		(9,671)		13,214		978,665		382,746		57,582		795

Redemptions (notes 2, 3, and 4)		(409,150)		(19,679)		(30,409)		(45,974)		(617,992)		(583,120)		(615,979)		(243,132)

Adjustments to maintain reserves		(1)		(351)		3		1		2		1		—		—

Net equity transactions		1,272,464		87,493		209,974		237,337		3,653,820		2,959,305		298,352		183,344

Net change in contract owners’ equity		2,316,554		124,160		395,750		217,485		5,375,655		3,788,882		973,252		465,677

Contract owners’ equity at beginning of period		429,440		305,280		432,762		215,277		8,693,932		4,905,050		2,645,415		2,179,738

Contract owners’ equity at end of period		$2,745,994		429,440		828,512		432,762		14,069,587		8,693,932		3,618,667		2,645,415

CHANGE IN UNITS:

Beginning units		25,737		20,891		29,412		14,151		547,112		352,415		139,156		129,320

Units purchased		86,951		17,089		24,111		22,304		293,808		318,939		81,312		42,994

Units redeemed		(50,328)		(12,243)		(12,088)		(7,043)		(76,486)		(124,242)		(72,071)		(33,158)

Ending units		62,360		25,737		41,435		29,412		764,434		547,112		148,397		139,156

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VVDV				VVEI				VVEIX				VVG
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$67,860		37,450		261,513		201,093		305,835		86,252		(46,051)		(24,256)

Realized gain (loss) on investments		365,665		26,452		(121,277)		420,910		663,870		3,806,793		1,152,744		(138,398)

Change in unrealized gain (loss) on investments		165,063		254,898		972,933		(83,654)		7,401,622		584,290		504,187		2,373,219

Reinvested capital gains		538,303		217,070		1,007,664		534,296		1,141,224		624,108		785,918		—

Net increase (decrease) in contract owners’ equity resulting from operations		1,136,891		535,870		2,120,833		1,072,645		9,512,551		5,101,443		2,396,798		2,210,565

Equity transactions:

Purchase payments received from contract owners (note 4)		1,468,107		1,790,125		1,822,545		2,523,072		11,139,375		33,271,015		1,563,412		5,250,055

Transfers between subaccounts, net		3,331		351,478		1,850,624		548,743		3,845,789		(2,056,105)		2,650,121		1,346,162

Redemptions (notes 2, 3, and 4)		(646,911)		(532,148)		(1,617,991)		(853,107)		(3,716,664)		(1,682,001)		(1,148,774)		(1,037,339)

Adjustments to maintain reserves		(1)		3		(2)		2		2		(1)		1		(2)

Net equity transactions		824,526		1,609,458		2,055,176		2,218,710		11,268,502		29,532,908		3,064,760		5,558,876

Net change in contract owners’ equity		1,961,417		2,145,328		4,176,009		3,291,355		20,781,053		34,634,351		5,461,558		7,769,441

Contract owners’ equity at beginning of period		5,783,762		3,638,434		12,074,074		8,782,719		46,533,920		11,899,569		13,120,621		5,351,180

Contract owners’ equity at end of period		$7,745,179		5,783,762		16,250,083		12,074,074		67,314,973		46,533,920		18,582,179		13,120,621

CHANGE IN UNITS:

Beginning units		307,263		220,845		707,509		589,198		2,192,764		696,162		584,271		315,502

Units purchased		197,215		176,566		306,397		1,490,355		838,712		2,958,694		307,834		422,931

Units redeemed		(150,337)		(90,148)		(194,145)		(1,372,044)		(321,643)		(1,462,092)		(180,263)		(154,162)

Ending units		354,141		307,263		819,761		707,509		2,709,833		2,192,764		711,842		584,271

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VVGBI				VVHGB				VVHYB				VVI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$16,519		4,930		974,250		544,708		83,933		37,595		15,296		16,803

Realized gain (loss) on investments		(6,527)		(6,966)		(925,456)		(926,843)		(11,727)		(19,389)		(53,553)		(348,830)

Change in unrealized gain (loss) on investments		24,621		824		2,255,330		453,773		67,766		28,876		605,785		464,759

Reinvested capital gains		1,228		256		—		—		—		—		282,754		92,998

Net increase (decrease) in contract owners’ equity resulting from operations		35,841		(956)		2,304,124		71,638		139,972		47,082		850,282		225,730

Equity transactions:

Purchase payments received from contract owners (note 4)		7,002		3,800		7,466,993		5,307,666		1,106,778		204,439		1,811,096		1,346,350

Transfers between subaccounts, net		244,953		406,753		9,024,248		4,195,828		440,367		591,167		145,618		513,889

Redemptions (notes 2, 3, and 4)		(20,439)		(23,368)		(4,096,282)		(2,685,518)		(117,216)		(187,724)		(435,499)		(317,331)

Adjustments to maintain reserves		(1)		1		1		(1)		—		—		(1)		(2)

Net equity transactions		231,515		387,186		12,394,960		6,817,975		1,429,929		607,882		1,521,214		1,542,906

Net change in contract owners’ equity		267,356		386,230		14,699,084		6,889,613		1,569,901		654,964		2,371,496		1,768,636

Contract owners’ equity at beginning of period		639,783		253,553		32,600,995		25,711,382		1,425,681		770,717		4,535,184		2,766,548

Contract owners’ equity at end of period		$907,139		639,783		47,300,079		32,600,995		2,995,582		1,425,681		6,906,680		4,535,184

CHANGE IN UNITS:

Beginning units		63,460		25,520		3,249,273		2,580,149		117,458		67,219		314,445		207,950

Units purchased		25,753		41,802		1,991,316		1,343,852		150,643		67,934		165,844		162,615

Units redeemed		(3,610)		(3,862)		(807,815)		(674,728)		(40,816)		(17,695)		(78,922)		(56,120)

Ending units		85,603		63,460		4,432,774		3,249,273		227,285		117,458		401,367		314,445

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VVMCI				VVREI				VVSCG				VVSTC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$52,691		43,070		42,742		39,813		(2,991)		(1,873)		506,817		363,086

Realized gain (loss) on investments		264,851		(317,750)		(121,399)		(110,713)		(11,708)		810		(13,810)		(135,451)

Change in unrealized gain (loss) on investments		294,500		1,081,226		90,833		94,617		77,795		29,531		435,079		256,276

Reinvested capital gains		436,211		63,343		36,758		40,467		83,212		—		—		—

Net increase (decrease) in contract owners’ equity resulting from operations		1,048,253		869,889		48,934		64,184		146,308		28,468		928,086		483,911

Equity transactions:

Purchase payments received from contract owners (note 4)		4,166,493		2,804,651		1,478,134		130,020		1,409,285		594,553		4,132,352		1,181,368

Transfers between subaccounts, net		4,283,069		(1,348,931)		1,112,178		159,050		377,149		448,620		2,615,202		1,737,377

Redemptions (notes 2, 3, and 4)		(879,525)		(699,812)		(164,394)		(179,537)		(175,849)		(4,826)		(1,762,796)		(1,619,436)

Adjustments to maintain reserves		—		—		(1)		—		—		—		(1)		—

Net equity transactions		7,570,037		755,908		2,425,917		109,533		1,610,585		1,038,347		4,984,757		1,299,309

Net change in contract owners’ equity		8,618,290		1,625,797		2,474,851		173,717		1,756,893		1,066,815		5,912,843		1,783,220

Contract owners’ equity at beginning of period		7,988,775		6,362,978		1,834,372		1,660,655		1,066,815		—		13,376,255		11,593,035

Contract owners’ equity at end of period		$16,607,065		7,988,775		4,309,223		1,834,372		2,823,708		1,066,815		19,289,098		13,376,255

CHANGE IN UNITS:

Beginning units		474,715		432,708		149,788		141,252		96,097		—		1,212,466		1,096,170

Units purchased		561,861		297,389		237,215		48,058		208,536		97,472		803,296		507,595

Units redeemed		(146,962)		(255,382)		(43,858)		(39,522)		(63,598)		(1,375)		(370,453)		(391,299)

Ending units		889,614		474,715		343,145		149,788		241,035		96,097		1,645,309		1,212,466

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$
	VVTISI				VVTSM				PIVF2
	2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$239,028		182,335		148,670		144,887		390		2,401

Realized gain (loss) on investments		441,393		(244,121)		819,758		(209,878)		(86,878)		5,659

Change in unrealized gain (loss) on investments		2,282,464		308,482		1,842,636		2,569,805		28,691		48,377

Reinvested capital gains		181,780		37,591		1,304,370		1,320,285		44,650		505

Net increase (decrease) in contract owners’ equity resulting from operations		3,144,665		284,287		4,115,434		3,825,099		(13,147)		56,942

Equity transactions:

Purchase payments received from contract owners (note 4)		673,639		814,631		2,626,043		2,783,333		639,151		127,100

Transfers between subaccounts, net		3,916,713		1,112,252		6,392,419		494,371		(798,356)		1,184,191

Redemptions (notes 2, 3, and 4)		(1,261,754)		(854,529)		(2,095,071)		(1,433,720)		(65,362)		(119,844)

Adjustments to maintain reserves		1		2		1		1		(1)		1

Net equity transactions		3,328,599		1,072,356		6,923,392		1,843,985		(224,568)		1,191,448

Net change in contract owners’ equity		6,473,264		1,356,643		11,038,826		5,669,084		(237,715)		1,248,390

Contract owners’ equity at beginning of period		9,225,777		7,869,134		21,959,184		16,290,100		1,248,390		—

Contract owners’ equity at end of period		$15,699,041		9,225,777		32,998,010		21,959,184		1,010,675		1,248,390

CHANGE IN UNITS:

Beginning units		717,661		639,535		1,073,899		980,137		110,470		—

Units purchased		466,802		274,084		612,007		336,863		73,652		124,245

Units redeemed		(254,511)		(195,958)		(298,240)		(243,101)		(111,310)		(13,775)

Ending units		929,952		717,661		1,387,666		1,073,899		72,812		110,470

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide Variable Account-15 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 22, 2019. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b)	The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)*

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)*

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio (DFVUTV)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco V.I. International Growth Fund: Series I (OVIG)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

JOHN HANCOCK FUNDS

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II (JHEMV2)

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class II (NFDIW2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II (TRF2)

NOMURA INVESTMENT MANAGEMENT

Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class (DWVSVS)

Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class (WRENG)*

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class (WRMCG)

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class (PMUBAM)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB (PVDIB)

Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (VEEMS)

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (PIVF2)

*	At December 31, 2025, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2025 and for each of the years in the two-year period ended December 31, 2025. For the subaccounts listed below with inception dates in 2025, the financial statements are as of December 31, 2025 and for the period from the inception date to December 31, 2025. For the subaccounts listed below with inception dates in 2024, the prior year financial statements reflect the period from inception date to December 31, 2024.

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

	Inception Date	Liquidation Date
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)	4/26/2024
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)	5/7/2024
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)	5/8/2024
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)	5/20/2024
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)	6/3/2024
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)	6/6/2024
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)	6/6/2024
Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (PIVF2)	6/6/2024
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)	6/7/2024
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)	7/3/2024
American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)	7/10/2024
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)	7/26/2024
Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)	9/23/2024
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)	9/26/2024
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)	10/23/2024
Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)	2/28/2025
Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)	5/16/2025
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)	5/19/2025
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)	5/21/2025
Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)	7/2/2025
Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class II (NFDIW2)	8/12/2025
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	10/24/2025
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)		2/28/2025
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)		4/11/2025
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)		10/24/2025

The following underlying mutual fund mergers occurred. The subaccounts associated with the acquired underlying mutual funds are no longer available as of December 31, 2025.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)	2/28/2025
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	10/24/2025

For the one-year period ended December 31, 2025, the following subaccount name changes occurred:

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
DFVEA	DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class	5/1/2025
DFVGB	DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio	5/1/2025
DFVGMI	DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class	5/1/2025
DFVIS	DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio	DFA Investment Dimensions Group Inc. - VA International Small Portfolio	5/1/2025
DFVIV	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio	DFA Investment Dimensions Group Inc. - VA International Value Portfolio	5/1/2025
DFVSTF	DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio	5/1/2025
DFVULV	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio	5/1/2025
DFVUTV	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio	5/1/2025
OVIG	Invesco V.I. International Growth Fund: Series I	Invesco Oppenheimer V.I. International Growth Fund: Series I	8/22/2025
GEM2	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II	2/3/2025
HIBF	Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	5/1/2025
MSBF	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	6/26/2025
NCPG2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	5/1/2025
NCPGI2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	5/1/2025
NVCCA2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	5/1/2025
NVCCN2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	5/1/2025
NVCMA2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	5/1/2025
NVCMC2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	5/1/2025
NVCMD2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	5/1/2025
NVCRA2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	5/1/2025
NVCRB2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	5/1/2025
NVMIVZ	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	1/31/2025
NVNSR2	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II	6/18/2025
TRF2	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	9/22/2025
DWVSVS	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class	10/31/2025
WRENG	Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class	10/31/2025

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

WRMCG	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class	10/31/2025
PIVF2	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II	3/31/2025

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2025 of such funds. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h)	Segment Disclosures

The subaccounts have acted as single reportable segments and the public entity’s chief operating decision maker (“CODM”) is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(i)	Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(2)	Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 2.10% to 2.60%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.20% of the daily value of the allocations to the underlying fund options
Low Cost Fund Fee	0.35%, on an annualized basis, of the daily value of the allocations to certain subaccounts
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Return of Premium Death Benefit Option	0.15%
Nationwide Lifetime Income Rider Advisory Option	Up to 1.50%
Joint Option for the Nationwide Lifetime Income Advisory Option	Up to 0.40%
Retirement Income Developer Option	Up to 1.25%
Joint Option for the Retirement Income Developer	Up to 0.35%
Pro 4 Option	Up to 0.55%
Joint Option for the Pro 4 Option	0.15%
Nationwide Lifetime Income Rider Plus Empire Advisory	Up to 1.60%
Joint Option for Nationwide Lifetime Income Rider Plus Empire Advisory	Up to 0.30%
Nationwide Lifetime Income Rider Plus Core Advisory	Up to 1.50%
Joint Option for the Nationwide Lifetime Income Rider Plus Core Advisory	Up to 0.40%
Nationwide Lifetime Income Rider Plus Accelerated Advisory	Up to 1.50%
Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated Advisory	Up to 0.40%

(3)	Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4)	Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2025 and 2024, total transfers to the Separate Account from the fixed account were $0 and $0, respectively, and total transfers from the Separate Account to the fixed account were $0 and $0, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(5)	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Separate Account’s view of market assumptions in the absence of observable market information. The Separate Account uses valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs. In determining fair value, the Separate Account generally uses the market approach as its valuation technique.

The Separate Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest-priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes assets and liabilities held at fair value as follows:

*

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

*

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

*

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$1,275,665	$801,346
ALVIVB	640	7,362
ALVPGB	470,698	178,229
ALVSVA	1,355,821	355,829
ALCAI2	5,186,964	7,577,696
SVDF	73,778	225,172
AAEIP3	21,582	77,055
AMVAA4	5,983,017	2,432,981
AMVBC4	7,724,027	2,246,255
AMVBD4	6,877,956	2,910,511
AMVCB4	1,393,679	346,483
AMVGG4	6,744,464	2,077,580
AMVGI4	9,417,323	2,582,880
AMVGL4	153,405	92,035
AMVGR4	14,682,225	6,562,509
AMVGS4	124,050	92,350
AMVHI4	550,153	104,915
AMVI4	21,504	198,630
AMVNW4	3,400,811	1,359,006

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

AMVUA4	1,970,912	508,065
BRVDA3	1,084,385	26,241
BRVHY3	399,933	1,412,107
BRVTR3	1,482,762	3,531,202
CVN1IF	879,210	2,399,297
CVSBF	111,881	8,280
CLVGT2	1,971,422	213,135
CLVHY2	74,306	45,423
DFVEA	18,549,299	1,758,568
DFVGB	2,724,301	1,673,168
DFVGMI	325,323	151,951
DFVIS	3,531,606	396,664
DFVIV	12,173,119	1,261,901
DFVSTF	2,779,620	1,231,605
DFVULV	7,341,671	2,278,576
DFVUTV	4,019,267	1,056,608
ETVFR	345,949	996,919
FB2	6,554,246	1,160,241
FC2	7,879,294	4,560,486
FEMS2	2,522,558	313,682
FG2	6,158,001	4,238,945
FGI2	5,897,055	1,836,273
FGO2	3,115,013	981,896
FIGBP2	2,292,094	1,238,604
FNRS2	1,619,027	939,340
FVFRHI	3,825,692	702,170
FVICA2	1,207,056	619,577
FVSIS2	2,858,546	2,006,943
FVSS2	1,120,065	268,665
FEOVF	3,983,100	2,702,657
FTVGI2	409	14
GVSSCS	589,993	826,876
GVFRB	770,364	589,125
GVTRBE	2,257,887	354,615
RCPF	4,648	661
RFSF	148,271	32,188
RTEL	15,996	36,883
SBLP	165	35
IVRE	4,195	1,903
OVGIS	13,333	11,332
OVGSS	49,319	41,153
OVIG	47,422	44,520
JABS	888,270	539,874
JAFBS	995,071	220,867
JAGSEI	100,791	25,238
JAGTS	5,660,299	2,830,406
JAIGS	230,207	198,660
JAMGS	893,170	392,835
JAWGS	44,099	24,693
JHEMV2	3,671	28,171
JHEVTN	90,477	20,284
LZREMS	1,580	11,418
LVCLGI	251,395	362,849
SBVSG2	540,917	183,575
LACIPS	19,664	59,950

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

LACMVS	55,767	97,427
LACVS	13,758	13,417
LOVBD	2,041,092	915,420
LOVTRC	994,919	320,172
MEGSS	1,175,188	593,123
MNDSC	436,093	105,175
MV2RIS	135,759	196,865
MV3MVS	876,580	559,583
MVFSC	3,802,747	1,171,113
MVIGSC	1,398,050	588,778
MVUSC	332,179	149,640
MGRFV	4,800	5,134
MSEMB	3,587	3,054
MSVEG2	675,908	272,762
DTRTFY	2,072,036	721,701
EIF	2,707,679	592,608
GBF	28,779	4,722
GEM	331,082	31,729
GEM2	87,049	17,113
GIG	2,515,090	563,344
GVDMA	147,082	68,862
GVDMC	85,981	136,482
GVEXD	53,171,062	13,935,476
GVIDA	270,322	540,622
GVIDC	418,351	316,625
GVIDM	3,188,071	27,847
GVIXY	9,398,982	1,943,671
HIBF	291,648	19,471
IDPG2	1,226,283	2,567,854
IDPGI2	1,910,638	955,536
MCIFD	8,877,998	1,386,793
MSBF	5,619,281	1,233,480
NAMAA2	24,721,251	14,206,929
NAMGI2	299,184	110,304
NCPG2	1,888,575	1,633,518
NCPGI2	1,173,995	119,453
NDES2	959,827	21,078
NFDIW2	30,159	14
NJMIM2	50,819	43,314
NNASD2	2,817,841	93,950
NVAMV2	1,702,000	219,921
NVBXD	20,520,673	2,383,879
NVCBDY	1,827,047	1,055,390
NVCCA2	774,711	222,591
NVCCN2	1,032,721	336,239
NVCMA2	879,743	368,623
NVCMC2	240,116	322,735
NVCMD2	218,309	146,618
NVCRA2	1,164,693	683,311
NVCRB2	525,746	284,173
NVDBL2	255,092	1,069,662
NVDCA2	264,303	58,337
NVFIY	1,153,414	150,200
NVGEY	1,755,485	1,843,006
NVIE6	24,025	12,822

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

NVMGA2	254,930	112,847
NVMIVZ	1,053,772	196,791
NVMLG1	311,837	112,721
NVMMG2	34,141	294,723
NVMMV1	538,371	254,493
NVNMO2	36,315	18,806
NVNSR2	146,766	74,749
NVRE2	192,894	145,199
NVSIXD	13,520,415	1,854,790
NVSTB2	1,586,824	39,219
SAM	104,957,873	102,148,076
SCF	197,592	240,412
SCGF2	456,236	310,318
SCVF	294,064	180,693
TRF2	2,339,789	2,165,671
DWVSVS	474,014	299,001
WRMCG	1,033,549	360,072
MNCPS2	166,336	499,106
PMUBAM	422,727	183,435
PMVAAD	117,522	43,949
PMVEBA	102,248	100,370
PMVFAD	88,946	6,749
PMVFHA	83,783	51,547
PMVHYA	148,366	49,133
PMVID	6,705,878	3,138,307
PMVLDA	165,591	289,383
PMVLGA	743,589	578,938
PMVRRA	2,298,110	53,814
PMVRSA	108,745	151,754
PMVTRA	2,733,221	1,264,398
PVSTA	3,360,368	1,862,580
PVDIB	58,687	105,218
PVGPB	983,434	3,024
PVIB	49,594	305,602
PVIGIB	2,315,722	1,688,828
PVNOB	147,299	50,756
PVTIGB	377,883	153,147
TRBCG2	3,569,367	1,952,613
TRHS2	1,142,993	547,510
TRMCG2	636,949	115,204
VEEMS	197	8,609
VVGGS	2,523,133	1,240,641
VWHAS	332,747	109,186
VVB	5,645,960	1,019,986
VVCG	1,504,916	1,075,032
VVDV	4,203,369	2,772,679
VVEI	5,973,773	2,649,419
VVEIX	17,815,206	5,099,648
VVG	7,140,880	3,336,254
VVGBI	290,165	40,902
VVHGB	19,126,413	5,757,205
VVHYB	1,911,391	397,528
VVI	2,757,256	937,992
VVMCI	9,652,554	1,593,616
VVREI	2,886,066	380,648

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

VVSCG	2,195,267	504,461
VVSTC	8,568,873	3,077,297
VVTISI	6,970,916	3,221,510
VVTSM	12,945,675	4,569,243
PIVF2	959,711	1,139,239

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2025, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2025. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a value or range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
ALVGIA
2025	0.20%	61,241	$11.89	$728,046	1.07%	10.25%
2024	0.20%	24,415	10.78	263,259	0.00%	7.83%	*	****
ALVIVB
2025	0.20%	1,673	18.09	30,256	2.19%	40.99%
2024	0.20%	2,146	12.83	27,526	2.31%	4.60%
2023	0.20%	2,209	12.27	27,093	0.69%	14.60%
2022	0.20%	2,682	10.70	28,699	4.40%	-13.97%
2021	0.20%	2,435	12.44	30,295	1.69%	10.63%
ALVPGB
2025	0.20%	53,628	13.15	705,247	0.00%	12.63%
2024	0.20%	33,728	11.68	393,824	0.00%	16.76%	*	****
ALVSVA
2025	0.20%	176,663	16.80	2,967,214	0.91%	2.68%
2024	0.20%	133,000	16.36	2,175,545	0.95%	9.80%
2023	0.20%	116,380	14.90	1,733,785	1.13%	16.95%
2022	0.20%	74,905	12.74	954,210	1.16%	-15.80%
2021	0.20%	53,030	15.13	802,281	0.84%	35.68%
ALCAI2
2025	0.20%	124,400	35.89	4,464,762	0.00%	32.60%
2024	0.20%	228,966	27.07	6,197,112	0.00%	47.84%
2023	0.20%	111,126	18.31	2,034,487	0.00%	42.84%
2022	0.20%	57,337	12.82	734,864	0.00%	-36.65%
2021	0.20%	59,305	20.23	1,199,805	0.00%	18.89%
SVDF

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.20%	10,141	16.60	168,365	0.00%	5.18%
2024	0.20%	19,082	15.79	301,229	0.00%	17.90%
2023	0.20%	28,119	13.39	376,510	0.00%	19.90%
2022	0.20%	30,569	11.17	341,375	0.00%	-37.97%
2021	0.20%	26,900	18.00	484,294	0.00%	-5.23%
AAEIP3
2025	0.20%	5,717	20.49	117,173	3.26%	4.45%
2024	0.20%	9,323	19.62	182,932	3.61%	40.31%
2023	0.20%	12,984	13.98	181,566	3.10%	13.68%
2022	0.20%	13,149	12.30	161,745	1.68%	17.09%
2021	0.20%	13,920	10.51	146,239	2.65%	37.50%	*	****
ARLPE3
2023	0.20%	91	15.57	1,411	0.00%	28.54%
2022	0.20%	1,285	12.11	15,561	9.97%	-29.05%
2021	0.20%	1,550	17.07	26,462	4.40%	23.69%
AMVAA4
2025	0.20%	484,548	19.04	9,225,816	2.08%	15.36%
2024	0.20%	318,604	16.51	5,258,602	2.21%	15.88%
2023	0.20%	263,645	14.24	3,755,265	2.15%	13.80%
2022	0.20%	240,176	12.52	3,006,207	1.65%	-13.83%
2021	0.20%	290,044	14.53	4,213,285	1.89%	14.61%
AMVBC4
2025	0.20%	558,240	23.05	12,867,869	1.45%	16.66%
2024	0.20%	336,105	19.76	6,640,831	1.59%	18.61%
2023	0.20%	251,058	16.66	4,182,033	1.82%	16.74%
2022	0.20%	213,737	14.27	3,049,837	2.08%	-8.87%
2021	0.20%	136,288	15.66	2,133,959	1.30%	27.26%
AMVBD4
2025	0.20%	1,128,632	11.34	12,799,399	4.65%	6.77%
2024	0.20%	810,464	10.62	8,608,584	4.76%	0.77%
2023	0.20%	531,391	10.54	5,600,988	3.59%	4.51%
2022	0.20%	408,504	10.08	4,119,738	2.96%	-12.92%
2021	0.20%	310,983	11.58	3,601,669	1.56%	-0.79%
AMVCB4
2025	0.20%	126,725	13.08	1,658,062	3.06%	19.92%
2024	0.20%	40,763	10.91	444,763	2.47%	9.11%	*	****
AMVGG4

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.20%	839,442	22.92	19,237,520	1.28%	21.10%
2024	0.20%	719,911	18.92	13,623,780	1.82%	13.16%
2023	0.20%	193,258	16.72	3,231,982	0.71%	22.05%
2022	0.20%	169,368	13.70	2,320,742	0.47%	-25.07%
2021	0.20%	157,040	18.29	2,871,728	0.20%	15.90%
AMVGI4
2025	0.20%	623,870	24.52	15,295,049	0.86%	17.53%
2024	0.20%	402,186	20.86	8,389,146	1.11%	23.67%
2023	0.20%	229,581	16.87	3,872,243	1.27%	25.57%
2022	0.20%	200,711	13.43	2,695,856	1.26%	-16.87%
2021	0.20%	134,615	16.16	2,175,067	1.11%	23.55%
AMVGL4
2025	0.20%	22,724	12.31	279,777	1.48%	16.72%
2024	0.20%	18,292	10.55	192,949	2.75%	5.48%	*	****
AMVGR4
2025	0.20%	890,813	32.97	29,371,332	0.13%	19.69%
2024	0.20%	675,266	27.55	18,602,419	0.17%	31.03%
2023	0.20%	416,613	21.02	8,758,932	0.17%	37.86%
2022	0.20%	416,314	15.25	6,348,840	0.11%	-30.25%
2021	0.20%	346,412	21.87	7,574,358	0.06%	21.44%
AMVGS4
2025	0.20%	49,106	12.23	600,521	0.21%	14.10%
2024	0.20%	47,380	10.72	507,811	0.69%	1.91%
2023	0.20%	13,621	10.52	143,243	0.03%	15.56%
AMVHI4
2025	0.20%	57,143	14.59	833,593	7.07%	7.72%
2024	0.20%	28,383	13.54	384,373	6.25%	9.17%
2023	0.20%	17,546	12.41	217,662	7.90%	11.96%
2022	0.20%	8,060	11.08	89,308	5.42%	-9.71%
2021	0.20%	11,454	12.27	140,563	6.00%	7.97%
AMVI4
2025	0.20%	48,113	14.74	709,138	1.07%	26.15%
2024	0.20%	61,870	11.68	722,851	0.88%	2.72%
2023	0.20%	81,790	11.37	930,260	0.97%	15.33%
2022	0.20%	118,778	9.86	1,171,403	1.62%	-21.18%
2021	0.20%	87,532	12.51	1,095,195	2.84%	-1.91%
AMVNW4

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.20%	418,920	18.21	7,626,910	1.06%	27.67%
2024	0.20%	315,555	14.26	4,499,886	1.26%	6.12%
2023	0.20%	260,381	13.44	3,499,044	1.31%	15.44%
2022	0.20%	234,218	11.64	2,726,515	1.15%	-22.41%
2021	0.20%	215,450	15.00	3,232,334	0.74%	4.42%
AMVUA4
2025	0.20%	254,715	10.52	2,679,763	4.57%	7.32%
2024	0.20%	120,898	9.80	1,185,132	5.29%	0.24%
2023	0.20%	23,229	9.78	227,163	3.74%	2.42%
2022	0.20%	9,389	9.55	89,654	3.21%	-4.52%	*	****
BRVDA3
2025	0.20%	86,322	12.61	1,088,799	5.10%	15.14%
2024	0.20%	1,791	10.95	19,616	2.92%	9.54%	*	****
BRVHY3
2025	0.20%	48,727	14.36	699,950	7.19%	8.87%
2024	0.20%	127,493	13.19	1,682,220	6.33%	7.64%
2023	0.20%	68,506	12.26	839,769	6.24%	12.68%
2022	0.20%	61,492	10.88	668,978	4.98%	-10.73%
2021	0.20%	61,365	12.19	747,864	3.76%	5.00%
BRVTR3
2025	0.20%	356,290	11.10	3,956,183	4.48%	7.39%
2024	0.20%	565,483	10.34	5,847,119	4.08%	0.93%
2023	0.20%	524,262	10.24	5,370,853	3.55%	5.20%
2022	0.20%	510,053	9.74	4,967,153	1.88%	-14.44%
2021	0.20%	529,909	11.38	6,031,401	1.28%	-1.89%
CVN1IF
2024	0.20%	104,481	12.12	1,266,106	0.50%	21.18%	*	****
CVSBF
2025	0.20%	17,301	12.75	220,543	2.15%	11.45%
2024	0.20%	9,829	11.44	112,423	1.64%	14.38%	*	****
CLVGT2
2025	0.20%	132,351	16.43	2,174,379	0.00%	34.10%
2024	0.20%	22,124	12.25	271,038	0.00%	22.51%	*	****
CLVHY2
2025	0.20%	8,433	13.96	117,701	6.35%	8.28%
2024	0.20%	6,712	12.89	86,510	6.72%	6.66%
2023	0.20%	3,589	12.08	43,366	6.03%	11.65%

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.20%	2,324	10.82	25,153	5.14%	-10.96%
2021	0.20%	678	12.16	8,239	4.83%	4.58%	*	****
DFVEA
2025	0.55%	1,297,701	22.09	28,665,125	3.03%	19.29%
2024	0.55%	506,346	18.52	9,376,378	2.66%	14.46%
2023	0.55%	236,935	16.18	3,833,061	2.90%	19.49%
2022	0.55%	132,677	13.54	1,796,347	1.99%	-14.15%
2021	0.55%	115,442	15.77	1,820,688	2.99%	23.69%
DFVGB
2025	0.55%	488,777	10.78	5,267,794	4.06%	3.78%
2024	0.55%	405,072	10.39	4,206,699	6.14%	4.80%
2023	0.55%	249,056	9.91	2,467,916	4.35%	4.48%
2022	0.55%	186,743	9.48	1,771,135	1.63%	-6.85%
2021	0.55%	138,929	10.18	1,414,487	1.58%	-1.58%
DFVGMI
2025	0.55%	92,118	17.82	1,641,668	2.82%	14.05%
2024	0.55%	85,135	15.63	1,330,261	2.47%	11.37%
2023	0.55%	126,377	14.03	1,773,043	2.80%	14.10%
2022	0.55%	113,469	12.30	1,395,262	1.44%	-11.44%
2021	0.55%	121,774	13.89	1,690,905	2.06%	13.58%
DFVIS
2025	0.55%	271,168	18.48	5,010,731	4.79%	36.24%
2024	0.55%	99,949	13.56	1,355,652	3.63%	3.24%
2023	0.55%	85,140	13.14	1,118,494	3.37%	13.49%
2022	0.55%	91,868	11.58	1,063,465	2.81%	-18.09%
2021	0.55%	73,909	14.13	1,044,579	3.59%	13.94%
DFVIV
2025	0.55%	715,094	21.47	15,350,784	7.05%	44.84%
2024	0.55%	168,330	14.82	2,494,815	5.46%	6.03%
2023	0.55%	82,948	13.98	1,159,412	4.57%	17.21%
2022	0.55%	112,403	11.92	1,340,378	4.41%	-3.99%
2021	0.55%	88,704	12.42	1,101,679	6.16%	17.47%
DFVSTF
2025	0.55%	505,818	11.26	5,693,531	4.29%	3.76%
2024	0.55%	382,339	10.85	4,147,665	5.06%	4.90%
2023	0.55%	359,999	10.34	3,722,819	3.54%	4.41%
2022	0.55%	496,201	9.90	4,914,701	1.36%	-1.70%

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.55%	389,525	10.08	3,924,724	0.01%	-0.74%
DFVULV
2025	0.55%	571,073	19.33	11,040,693	2.52%	15.19%
2024	0.55%	330,770	16.78	5,551,471	2.26%	12.76%
2023	0.55%	316,526	14.88	4,711,307	2.61%	10.32%
2022	0.55%	285,784	13.49	3,855,982	2.27%	-5.40%
2021	0.55%	278,229	14.26	3,968,286	2.32%	26.34%
DFVUTV
2025	0.55%	327,797	20.73	6,793,870	2.13%	8.35%
2024	0.55%	202,876	19.13	3,880,824	1.74%	7.54%
2023	0.55%	155,628	17.79	2,768,244	1.66%	19.38%
2022	0.55%	160,671	14.90	2,394,061	1.26%	-4.74%
2021	0.55%	182,489	15.64	2,854,386	2.08%	38.92%
ETVFR
2025	0.20%	141,036	13.04	1,838,873	6.76%	3.75%
2024	0.20%	203,557	12.57	2,558,206	7.88%	7.46%
2023	0.20%	210,655	11.69	2,463,532	8.22%	10.99%
2022	0.20%	192,777	10.54	2,031,231	4.73%	-2.93%
2021	0.20%	97,821	10.85	1,061,829	2.81%	3.42%
FB2
2025	0.20%	688,042	21.54	14,822,876	1.85%	14.73%
2024	0.20%	450,773	18.78	8,464,687	2.74%	15.40%
2023	0.20%	60,074	16.27	977,568	2.01%	20.99%
2022	0.20%	27,944	13.45	375,826	1.06%	-18.35%
2021	0.20%	25,043	16.47	412,513	0.71%	17.76%
FC2
2025	0.20%	373,269	30.78	11,490,307	0.00%	20.95%
2024	0.20%	307,383	25.45	7,823,047	0.03%	33.18%
2023	0.20%	179,222	19.11	3,424,887	0.27%	32.85%
2022	0.20%	190,810	14.38	2,744,675	0.29%	-26.63%
2021	0.20%	161,002	19.61	3,156,681	0.02%	27.26%
FEMS2
2025	0.20%	263,483	12.42	3,271,857	2.45%	40.51%
2024	0.20%	64,996	8.84	574,414	1.08%	9.49%
2023	0.20%	71,423	8.07	576,524	2.46%	9.27%
2022	0.20%	35,271	7.39	260,548	1.71%	-20.53%
2021	0.20%	30,875	9.30	286,992	2.80%	-7.05%	*	****

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

FG2
2025	0.20%	313,620	17.04	5,345,542	0.06%	14.38%
2024	0.20%	238,939	14.90	3,560,612	0.00%	29.81%
2023	0.20%	156,386	11.48	1,795,215	0.00%	35.62%
2022	0.20%	34,295	8.46	290,294	0.26%	-24.79%
2021	0.20%	23,309	11.26	262,351	0.00%	12.55%	*	****
FGI2
2025	0.20%	298,627	26.03	7,772,150	1.65%	20.97%
2024	0.20%	152,075	21.51	3,271,878	1.64%	21.71%
2023	0.20%	95,399	17.68	1,686,340	1.68%	18.13%
2022	0.20%	78,868	14.96	1,180,169	1.83%	-5.36%
2021	0.20%	56,383	15.81	891,504	2.89%	25.39%
FGO2
2025	0.20%	239,796	15.57	3,733,811	0.00%	21.39%
2024	0.20%	94,608	12.83	1,213,525	0.00%	38.28%
2023	0.20%	41,783	9.28	387,582	0.00%	45.01%
2022	0.20%	33,600	6.40	214,930	0.00%	-38.44%
2021	0.20%	7,836	10.39	81,422	0.00%	3.91%	*	****
FIGBP2
2025	0.20%	534,974	11.43	6,114,302	3.42%	6.72%
2024	0.20%	455,667	10.71	4,880,173	3.52%	1.29%
2023	0.20%	476,861	10.57	5,041,903	2.78%	5.79%
2022	0.20%	313,407	9.99	3,132,344	2.24%	-13.39%
2021	0.20%	284,298	11.54	3,280,520	2.09%	-1.09%
FNRS2
2025	0.20%	66,663	33.65	2,243,499	2.17%	10.12%
2024	0.20%	48,783	30.56	1,490,879	2.33%	3.81%
2023	0.20%	31,753	29.44	934,803	2.68%	0.50%
2022	0.20%	19,532	29.29	572,147	1.94%	62.54%
2021	0.20%	13,452	18.02	242,427	2.95%	54.52%
FVFRHI
2025	0.20%	377,684	12.26	4,628,863	8.74%	5.12%
2024	0.20%	139,396	11.66	1,625,285	9.88%	8.28%
2023	0.20%	28,271	10.77	304,401	7.82%	7.67%	*	****
FVICA2
2025	0.20%	174,503	12.73	2,221,707	0.91%	18.12%
2024	0.20%	131,046	10.78	1,412,446	0.66%	7.71%

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.20%	84,134	10.01	841,938	0.20%	26.93%
2022	0.20%	55,143	7.88	434,759	0.10%	-26.72%
2021	0.20%	30,938	10.76	332,857	0.00%	7.59%	*	****
FVSIS2
2025	0.20%	531,459	12.94	6,876,246	3.76%	8.36%
2024	0.20%	481,893	11.94	5,753,776	4.35%	5.57%
2023	0.20%	428,412	11.31	4,845,486	5.30%	8.96%
2022	0.20%	278,770	10.38	2,893,714	3.36%	-11.70%
2021	0.20%	290,529	11.76	3,415,200	3.37%	3.33%
FVSS2
2025	0.20%	156,939	13.65	2,141,707	0.93%	7.49%
2024	0.20%	95,847	12.70	1,216,898	0.89%	8.94%
2023	0.20%	77,582	11.65	904,155	1.05%	20.37%
2022	0.20%	11,737	9.68	113,644	1.87%	-3.18%	*	****
FEOVF
2025	0.20%	255,728	17.46	4,465,372	1.99%	37.19%
2024	0.20%	209,447	12.73	2,665,793	1.82%	5.88%
2023	0.20%	191,223	12.02	2,298,637	0.00%	9.86%
2022	0.20%	214,089	10.94	2,342,595	2.21%	-8.35%
2021	0.20%	197,122	11.94	2,353,435	1.13%	4.23%
FTVGI2
2025	0.20%	829	8.85	7,337	0.00%	15.50%
2024	0.20%	781	7.66	5,988	0.00%	-11.55%
2023	0.20%	756	8.66	6,549	0.00%	2.68%
2022	0.20%	6,147	8.44	51,873	0.00%	-5.14%
2021	0.20%	750	8.90	6,673	0.00%	-5.18%	*	****
GVSSCS
2025	0.20%	109,945	19.25	2,116,363	0.46%	15.59%
2024	0.20%	132,641	16.65	2,208,973	1.19%	18.58%
2023	0.20%	50,545	14.04	709,870	0.80%	18.72%
2022	0.20%	44,449	11.83	525,833	0.10%	-19.80%
2021	0.20%	33,371	14.75	492,222	0.30%	23.25%
GVFRB
2025	0.20%	226,171	12.81	2,896,956	9.30%	3.37%
2024	0.20%	232,447	12.39	2,880,403	8.24%	6.61%
2023	0.20%	196,020	11.62	2,278,339	3.53%	10.90%
2022	0.20%	95,219	10.48	997,939	2.38%	-1.05%

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.20%	42,243	10.59	447,420	3.31%	2.30%
GVTRBE
2025	0.20%	374,457	11.58	4,336,943	4.35%	7.27%
2024	0.20%	216,468	10.80	2,337,273	4.12%	2.89%
2023	0.20%	374,804	10.49	3,933,331	3.75%	6.74%
2022	0.20%	246,112	9.83	2,419,667	2.91%	-16.31%
2021	0.20%	217,864	11.75	2,559,491	1.98%	-0.63%
RCPF
2025	0.20%	1,365	13.03	17,781	1.46%	-3.71%
2024	0.20%	1,185	13.53	16,024	1.55%	4.21%
2023	0.20%	1,122	12.98	14,564	1.33%	-3.49%
2022	0.20%	1,115	13.45	14,996	0.48%	-1.11%
2021	0.20%	2,368	13.60	32,209	0.60%	10.40%
RFSF
2025	0.20%	8,808	19.44	171,220	0.44%	10.54%
2024	0.20%	2,815	17.59	49,509	0.49%	22.02%
2023	0.20%	11,672	14.41	168,230	0.00%	13.68%
2022	0.20%	39,408	12.68	499,632	0.53%	-18.28%
2021	0.20%	16,270	15.51	252,412	0.33%	34.99%
RTEL
2025	0.20%	1,785	14.72	26,276	0.13%	30.87%
2024	0.20%	3,953	11.25	44,467	1.05%	15.49%
2023	0.20%	5,964	9.74	58,090	1.39%	6.09%
2022	0.20%	992	9.18	9,109	0.27%	-26.00%
2021	0.20%	247	12.41	3,061	0.79%	8.77%
SBLP
2025	0.20%	92	13.59	1,256	6.87%	6.62%
2024	0.20%	89	12.75	1,130	6.15%	7.41%
2023	0.20%	85	11.87	1,003	5.97%	11.80%
2022	0.20%	85	10.61	902	6.53%	-9.88%
2021	0.20%	97	11.78	1,142	5.10%	5.20%
IVRE
2025	0.20%	3,886	10.50	40,818	2.08%	7.63%
2024	0.20%	3,731	9.76	36,411	2.54%	-2.00%
2023	0.20%	3,863	9.96	38,474	1.01%	8.83%
2022	0.20%	9,446	9.15	86,439	3.24%	-25.08%
2021	0.20%	2,909	12.21	35,533	1.60%	25.46%	*	****

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

OVGIS
2025	0.20%	8,528	23.69	202,032	0.33%	15.41%
2024	0.20%	8,996	20.53	184,662	0.00%	23.14%
2023	0.20%	10,346	16.67	172,466	0.52%	22.58%
2022	0.20%	10,140	13.60	137,894	1.16%	-20.47%
2021	0.20%	9,119	17.10	155,913	0.65%	26.98%
OVGSS
2025	0.20%	10,928	20.51	224,115	0.00%	14.78%
2024	0.20%	12,682	17.87	226,585	0.00%	15.55%
2023	0.20%	14,407	15.46	222,757	0.00%	34.18%
2022	0.20%	17,152	11.52	197,647	0.00%	-32.07%
2021	0.20%	20,871	16.96	354,062	0.00%	14.94%
OVIG
2025	0.20%	26,286	15.75	413,895	0.35%	16.09%
2024	0.20%	28,657	13.56	388,690	0.64%	-1.87%
2023	0.20%	31,949	13.82	441,589	0.54%	20.82%
2022	0.20%	38,895	11.44	444,955	0.00%	-27.27%
2021	0.20%	38,231	15.73	601,401	0.00%	10.00%
JABS
2025	0.20%	112,545	19.20	2,160,934	1.78%	14.59%
2024	0.20%	98,359	16.76	1,648,071	1.89%	14.92%
2023	0.20%	64,251	14.58	936,837	1.77%	14.90%
2022	0.20%	70,039	12.69	888,766	0.90%	-16.78%
2021	0.20%	79,405	15.25	1,210,832	0.68%	16.68%
JAFBS
2025	0.20%	206,178	11.42	2,355,167	4.54%	7.01%
2024	0.20%	143,647	10.67	1,533,391	4.42%	1.42%
2023	0.20%	113,895	10.52	1,198,749	3.76%	5.08%
2022	0.20%	98,121	10.02	982,766	2.12%	-14.07%
2021	0.20%	81,171	11.66	946,145	1.88%	-1.31%
JAGSEI
2025	0.20%	12,472	14.53	181,236	0.37%	17.22%
2024	0.20%	7,552	12.40	93,619	0.27%	10.84%
2023	0.20%	2,331	11.18	26,071	0.51%	11.84%	*	****
JAGTS
2025	0.20%	386,177	35.01	13,519,910	0.00%	24.59%
2024	0.20%	322,251	28.10	9,055,063	0.00%	31.49%

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.20%	94,457	21.37	2,018,530	0.00%	53.97%
2022	0.20%	52,965	13.88	735,122	0.00%	-37.25%
2021	0.20%	47,187	22.12	1,043,685	0.11%	17.51%
JAIGS
2025	0.20%	30,203	13.70	413,836	1.41%	28.32%
2024	0.20%	28,187	10.68	300,972	1.32%	5.37%
2023	0.20%	16,881	10.13	171,073	0.88%	1.34%	*	****
JAMGS
2025	0.20%	96,843	19.66	1,903,744	0.17%	7.20%
2024	0.20%	77,157	18.34	1,414,886	0.49%	15.09%
2023	0.20%	32,439	15.93	516,865	0.11%	17.54%
2022	0.20%	33,336	13.56	451,895	0.09%	-16.32%
2021	0.20%	22,245	16.20	360,342	0.17%	16.31%
JAWGS
2025	0.20%	12,074	13.54	163,493	0.60%	20.36%
2024	0.20%	11,603	11.25	130,535	0.26%	12.50%	*	****
JHEMV2
2025	0.30%	9,021	15.37	138,699	1.02%	31.29%
2024	0.30%	10,818	11.71	126,681	3.68%	-2.94%
2023	0.30%	12,849	12.07	155,035	1.37%	14.51%
2022	0.30%	14,409	10.54	151,828	2.75%	-12.14%
2021	0.30%	32,066	11.99	384,550	2.67%	10.75%
JHEVTN
2025	0.30%	11,372	14.00	159,207	1.55%	31.60%
2024	0.30%	6,244	10.64	66,425	5.47%	-2.73%
2023	0.30%	2,399	10.94	26,235	1.71%	9.37%	*	****
LZREMS
2025	0.20%	3,416	18.17	62,051	2.70%	41.48%
2024	0.20%	4,131	12.84	53,046	3.34%	7.22%
2023	0.20%	4,134	11.98	49,513	4.84%	22.03%
2022	0.20%	4,554	9.81	44,694	3.27%	-15.28%
2021	0.20%	4,747	11.59	54,995	1.97%	5.26%
LVCLGI
2025	0.20%	35,226	25.32	891,814	0.00%	8.40%
2024	0.20%	41,981	23.36	980,464	0.00%	27.63%
2023	0.20%	33,369	18.30	610,620	0.00%	43.74%
2022	0.20%	17,751	12.73	225,995	0.00%	-32.38%

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.20%	23,499	18.83	442,412	0.00%	21.70%
SBVSG2
2025	0.20%	80,339	15.43	1,239,891	0.00%	8.75%
2024	0.20%	61,677	14.19	875,274	0.00%	4.03%
2023	0.20%	57,349	13.64	782,360	0.00%	7.91%
2022	0.20%	68,383	12.64	864,514	0.00%	-29.15%
2021	0.20%	57,135	17.84	1,019,501	0.00%	12.09%
LACIPS
2025	0.20%	14,644	10.95	160,301	6.53%	6.12%
2024	0.20%	19,450	10.32	200,637	2.89%	3.16%	*	****
LACMVS
2025	0.20%	37,022	11.58	428,568	1.57%	8.61%
2024	0.20%	44,558	10.66	474,899	1.96%	6.58%	*	****
LACVS
2025	0.20%	9,616	12.29	118,218	1.47%	15.62%
2024	0.20%	10,481	10.63	111,444	2.09%	6.33%	*	****
LOVBD
2025	0.20%	462,820	12.68	5,868,854	6.07%	8.11%
2024	0.20%	395,861	11.73	4,643,201	5.66%	6.50%
2023	0.20%	377,047	11.01	4,152,438	5.09%	6.34%
2022	0.20%	346,605	10.36	3,589,609	4.50%	-12.98%
2021	0.20%	320,966	11.90	3,819,703	3.66%	3.07%
LOVTRC
2025	0.20%	208,487	11.31	2,357,108	5.54%	6.97%
2024	0.20%	157,015	10.57	1,659,495	5.55%	2.45%
2023	0.20%	128,554	10.32	1,326,182	4.83%	6.12%
2022	0.20%	106,672	9.72	1,036,938	3.68%	-14.22%
2021	0.20%	164,084	11.33	1,859,425	2.39%	-0.44%
MEGSS
2025	0.20%	88,757	26.57	2,358,199	0.00%	11.68%
2024	0.20%	82,764	23.79	1,968,977	0.00%	30.89%
2023	0.20%	53,086	18.18	964,887	0.00%	35.24%
2022	0.20%	38,104	13.44	512,119	0.00%	-31.94%
2021	0.20%	38,309	19.75	756,506	0.00%	22.99%
MNDSC
2025	0.20%	96,092	11.88	1,141,716	0.00%	12.33%
2024	0.20%	64,952	10.58	686,999	0.00%	5.77%	*	****

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

MV2RIS
2025	0.20%	74,511	17.16	1,278,568	1.28%	21.51%
2024	0.20%	79,440	14.12	1,121,826	1.43%	2.58%
2023	0.20%	83,511	13.77	1,149,688	0.79%	12.60%
2022	0.20%	86,228	12.23	1,054,216	1.54%	-17.96%
2021	0.20%	103,718	14.90	1,545,734	0.89%	11.04%
MV3MVS
2025	0.20%	72,636	21.80	1,583,765	0.80%	5.54%
2024	0.20%	63,759	20.66	1,317,226	1.07%	13.29%
2023	0.20%	33,464	18.24	610,258	1.60%	12.16%
2022	0.20%	35,988	16.26	585,124	0.81%	-9.19%
2021	0.20%	38,114	17.90	682,371	0.77%	30.34%
MVFSC
2025	0.20%	260,736	19.01	4,956,082	1.49%	12.54%
2024	0.20%	133,011	16.89	2,246,550	1.36%	11.13%
2023	0.20%	104,867	15.20	1,593,797	1.53%	7.42%
2022	0.20%	78,057	14.15	1,104,403	1.27%	-6.33%
2021	0.20%	56,151	15.10	848,148	1.33%	24.91%
MVIGSC
2025	0.20%	88,667	14.69	1,302,319	0.85%	20.57%
2024	0.20%	35,461	12.18	431,990	1.09%	8.54%
2023	0.20%	5,335	11.22	59,873	0.79%	14.17%
MVUSC
2025	0.20%	43,271	17.01	736,257	2.71%	14.53%
2024	0.20%	34,276	14.86	509,216	1.74%	11.12%
2023	0.20%	32,528	13.37	434,892	4.22%	-2.52%
2022	0.20%	17,203	13.72	235,959	2.86%	0.28%
2021	0.20%	10,630	13.68	145,402	1.86%	13.60%
MGRFV
2025	0.20%	4,207	13.26	55,780	4.16%	8.42%
2024	0.20%	4,544	12.23	55,564	1.47%	3.23%
2023	0.20%	5,423	11.85	64,245	1.35%	4.14%
2022	0.20%	8,309	11.38	94,522	1.52%	0.68%
2021	0.20%	7,484	11.30	84,561	0.00%	0.88%
MSEMB
2025	0.20%	1,602	12.84	20,566	14.74%	15.01%
2024	0.20%	1,803	11.16	20,131	10.80%	11.06%

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.20%	3,270	10.05	32,862	8.92%	11.47%
2022	0.20%	3,570	9.02	32,188	7.67%	-18.97%
2021	0.20%	3,479	11.13	38,715	3.91%	-2.16%
MSVEG2
2025	0.20%	106,902	11.41	1,219,844	0.00%	35.11%
2024	0.20%	67,537	8.45	570,384	0.00%	45.91%
2023	0.20%	68,115	5.79	394,271	0.00%	48.02%
2022	0.20%	34,117	3.91	133,413	0.00%	-60.24%
2021	0.20%	11,492	9.84	113,030	0.00%	-1.64%	*	****
DTRTFY
2025	0.20%	360,884	11.06	3,991,560	4.92%	7.48%
2024	0.20%	249,455	10.29	2,567,088	9.20%	3.42%
2023	0.20%	248,003	9.95	2,467,686	4.15%	5.75%
2022	0.45%	180,014	9.41	1,693,782	3.04%	-13.23%
2021	0.45%	176,432	10.84	1,913,127	3.00%	-0.45%
EIF
2025	0.20%	167,789	20.77	3,485,629	2.07%	21.19%
2024	0.20%	61,851	17.14	1,060,199	2.40%	9.64%
2023	0.20%	47,900	15.63	748,896	1.78%	11.76%
2022	0.20%	45,054	13.99	630,269	1.54%	-4.18%
2021	0.20%	46,343	14.60	676,584	1.78%	20.05%
GBF
2025	0.20%	6,500	10.69	69,461	3.68%	6.79%
2024	0.20%	4,398	10.01	44,006	2.96%	0.82%
2023	0.20%	5,535	9.92	54,933	2.68%	4.49%
2022	0.20%	5,832	9.50	55,396	1.39%	-12.73%
2021	0.20%	7,813	10.88	85,036	1.21%	-2.28%
GEM
2025	0.20%	26,613	12.45	331,213	0.52%	24.45%	*	****
GEM2
2025	0.20%	12,974	13.46	174,641	0.25%	35.50%
2024	0.20%	6,635	9.93	65,910	1.56%	5.78%
2023	0.20%	2,938	9.39	27,595	2.12%	3.66%
2022	0.20%	346	9.06	3,136	0.82%	-9.40%	*	****
GIG
2025	0.20%	154,646	21.51	3,326,794	1.16%	39.01%
2024	0.20%	55,907	15.48	865,184	2.34%	11.08%

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.20%	61,980	13.93	863,480	2.85%	21.46%
2022	0.20%	65,695	11.47	753,533	3.87%	-14.29%
2021	0.20%	62,866	13.38	841,348	2.83%	12.43%
GVDMA
2025	0.20%	11,260	17.95	202,083	0.00%	17.14%
2024	0.20%	6,147	15.32	94,179	0.00%	10.99%
2023	0.20%	14,546	13.80	200,793	0.00%	17.69%
2022	0.20%	14,113	11.73	165,529	0.00%	-18.44%
2021	0.20%	11,580	14.38	166,536	0.19%	13.40%
GVDMC
2025	0.20%	200,347	14.05	2,814,776	0.00%	11.46%
2024	0.20%	203,768	12.61	2,568,550	0.00%	5.87%
2023	0.20%	247,615	11.91	2,948,098	0.00%	11.02%
2022	0.20%	233,395	10.72	2,502,878	0.00%	-14.56%
2021	0.20%	138,634	12.55	1,740,053	0.27%	6.49%
GVEXD
2025	0.20%	3,986,056	26.75	106,627,079	1.23%	17.47%
2024	0.20%	2,442,279	22.77	55,616,684	1.40%	24.63%
2023	0.20%	1,237,818	18.27	22,618,078	1.81%	25.58%
2022	0.55%	843,629	14.55	12,275,232	1.49%	-18.65%
2021	0.55%	644,516	17.89	11,527,661	2.63%	27.79%
GVIDA
2025	0.20%	60,443	19.07	1,152,706	0.00%	19.02%
2024	0.20%	77,007	16.02	1,233,925	0.00%	12.41%
2023	0.20%	65,609	14.25	935,242	0.00%	19.14%
2022	0.20%	57,989	11.96	693,806	0.00%	-19.05%
2021	0.20%	33,541	14.78	495,737	0.13%	15.27%	*	****
GVIDC
2025	0.20%	130,671	12.38	1,617,691	0.00%	8.68%
2024	0.20%	121,398	11.39	1,382,875	0.00%	3.61%
2023	0.20%	114,355	10.99	1,257,225	0.00%	7.81%
2022	0.20%	105,940	10.20	1,080,313	0.00%	-12.37%
2021	0.20%	78,075	11.64	908,525	0.25%	2.55%
GVIDM
2025	0.20%	287,997	15.95	4,592,441	0.00%	14.19%
2024	0.20%	79,263	13.96	1,106,845	0.00%	8.80%
2023	0.20%	76,616	12.83	983,360	0.00%	14.49%

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.20%	76,999	11.21	863,182	0.00%	-16.72%
2021	0.20%	147,020	13.46	1,979,020	0.20%	10.09%
GVIXY
2025	0.20%	855,504	17.98	15,384,833	5.13%	30.68%
2024	0.20%	445,659	13.76	6,132,936	4.43%	3.04%
2023	0.20%	229,052	13.36	3,059,007	4.74%	17.34%
2022	0.55%	49,560	11.38	564,064	4.78%	-14.61%
2021	0.55%	22,095	13.33	294,519	3.95%	10.38%
HIBF
2025	0.20%	45,541	13.29	605,425	7.96%	5.45%
2024	0.20%	27,202	12.61	342,947	8.67%	6.06%
2023	0.20%	5,413	11.89	64,343	0.00%	12.90%
IDPG2
2025	0.20%	987,543	15.09	14,905,968	0.00%	10.47%
2024	0.20%	1,088,731	13.66	14,875,693	0.00%	8.90%
2023	0.20%	1,093,264	12.55	13,717,053	0.00%	12.73%
2022	0.20%	1,061,925	11.13	11,819,064	0.00%	-15.33%
2021	0.20%	687,989	13.14	9,043,371	0.20%	11.79%
IDPGI2
2025	0.20%	278,519	13.78	3,836,848	0.00%	9.20%
2024	0.20%	206,111	12.62	2,600,113	0.00%	7.39%
2023	0.20%	207,028	11.75	2,432,045	0.00%	11.91%
2022	0.20%	163,944	10.50	1,720,989	0.00%	-14.34%
2021	0.20%	132,093	12.25	1,618,711	0.24%	7.36%
MCIFD
2025	0.20%	788,548	18.92	14,916,201	1.87%	7.06%
2024	0.20%	424,050	17.67	7,492,430	1.44%	13.42%
2023	0.20%	234,359	15.58	3,650,765	1.70%	15.87%
2022	0.55%	129,857	13.44	1,745,820	1.32%	-13.75%
2021	0.55%	136,498	15.59	2,127,578	1.68%	23.75%
MSBF
2025	0.20%	533,646	14.55	7,764,653	4.70%	7.35%
2024	0.20%	239,957	13.55	3,252,517	13.89%	10.12%
2023	0.20%	47,111	12.31	579,888	9.26%	8.48%
2022	0.20%	12,950	11.35	146,936	3.26%	-2.49%
2021	0.20%	19,674	11.64	228,933	4.96%	5.03%
NAMAA2

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.20%	4,399,451	17.54	77,176,635	0.00%	11.05%
2024	0.20%	3,754,207	15.80	59,304,843	0.00%	15.89%
2023	0.20%	3,080,110	13.63	41,984,006	0.00%	16.99%
2022	0.20%	3,242,922	11.65	37,784,992	0.00%	-14.47%
2021	0.20%	1,825,210	13.62	24,863,385	0.00%	12.48%
NAMGI2
2025	0.20%	24,004	20.95	503,005	0.00%	10.44%
2024	0.20%	15,672	18.97	297,353	0.00%	21.09%
2023	0.20%	8,863	15.67	138,867	0.00%	24.06%
2022	0.20%	9,607	12.63	121,334	0.00%	-15.58%
2021	0.20%	9,081	14.96	135,863	0.25%	22.21%
NCPG2
2025	0.20%	927,621	15.74	14,598,176	0.00%	9.80%
2024	0.20%	926,766	14.33	13,283,236	0.00%	10.86%
2023	0.20%	1,010,544	12.93	13,065,100	0.00%	12.20%
2022	0.20%	1,231,201	11.52	14,187,395	0.00%	-15.40%
2021	0.20%	986,931	13.62	13,442,793	0.16%	15.18%
NCPGI2
2025	0.20%	192,360	14.37	2,764,974	0.00%	8.95%
2024	0.20%	115,076	13.19	1,518,247	0.00%	8.49%
2023	0.20%	93,408	12.16	1,135,913	0.00%	12.26%
2022	0.20%	127,894	10.83	1,385,380	0.00%	-14.00%
2021	0.20%	127,010	12.60	1,599,709	0.17%	9.86%
NDES2
2025	0.20%	65,951	14.63	964,754	0.00%	46.28%	*	****
NFDIW2
2025	0.20%	2,397	12.67	30,359	0.18%	26.67%	*	****
NJMIM2
2025	0.20%	882	10.29	9,080	0.12%	2.90%	*	****
NNASD2
2025	0.20%	218,874	12.57	2,752,289	0.29%	25.75%	*	****
NVAMV2
2025	0.20%	124,173	22.84	2,835,980	1.03%	18.20%
2024	0.20%	67,620	19.32	1,306,599	2.24%	14.89%
2023	0.20%	30,442	16.82	511,980	1.94%	8.44%
2022	0.20%	18,368	15.51	284,884	0.98%	-1.49%
2021	0.20%	12,204	15.74	192,151	1.10%	34.05%	*	****

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

NVBXD
2025	0.20%	2,127,696	10.85	23,076,404	11.20%	6.85%
2024	0.20%	545,111	10.15	5,533,277	3.98%	0.94%
2023	0.20%	132,132	10.06	1,328,791	3.51%	5.05%
2022	0.55%	92,042	9.57	881,098	1.38%	-13.71%
2021	0.55%	343,428	11.09	3,809,827	2.33%	-2.47%
NVCBDY
2025	0.20%	74,907	10.40	779,113	3.19%	4.01%	*	****
NVCCA2
2025	0.20%	63,647	18.22	1,159,663	0.00%	14.71%
2024	0.20%	33,328	15.88	529,339	0.00%	12.31%
2023	0.20%	35,321	14.14	499,527	0.00%	16.05%
2022	0.20%	11,083	12.19	135,071	0.00%	-15.22%
2021	0.20%	10,881	14.37	156,409	0.17%	15.53%
NVCCN2
2025	0.20%	176,925	12.98	2,297,355	0.00%	8.48%
2024	0.20%	119,618	11.97	1,431,777	0.00%	4.89%
2023	0.20%	61,177	11.41	698,124	0.00%	8.61%
2022	0.20%	75,214	10.51	790,268	0.00%	-12.24%
2021	0.20%	69,644	11.97	833,843	0.24%	4.17%
NVCMA2
2025	0.20%	59,017	19.57	1,154,904	0.00%	16.19%
2024	0.20%	32,149	16.84	541,439	0.00%	13.48%
2023	0.20%	29,113	14.84	432,064	0.00%	17.67%
2022	0.20%	38,890	12.61	490,508	0.00%	-15.30%
2021	0.20%	39,406	14.89	586,776	0.15%	17.82%
NVCMC2
2025	0.20%	102,511	14.89	1,526,116	0.00%	10.87%
2024	0.20%	108,996	13.43	1,463,511	0.00%	7.60%
2023	0.20%	163,875	12.48	2,044,913	0.00%	11.48%
2022	0.20%	147,519	11.19	1,651,309	0.00%	-13.25%
2021	0.20%	54,120	12.90	698,318	0.15%	8.81%
NVCMD2
2025	0.20%	27,308	17.10	467,026	0.00%	13.29%
2024	0.20%	23,294	15.10	351,634	0.00%	10.73%
2023	0.20%	16,364	13.63	223,085	0.00%	14.69%

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.20%	40,682	11.89	483,574	0.00%	-14.30%
2021	0.20%	85,210	13.87	1,181,844	0.29%	13.24%	*	****
NVCRA2
2025	0.20%	111,707	21.00	2,345,988	0.00%	18.21%
2024	0.20%	88,662	17.77	1,575,146	0.00%	15.14%
2023	0.20%	15,911	15.43	245,508	0.00%	19.30%
2022	0.20%	13,889	12.93	179,650	0.00%	-15.39%
2021	0.20%	5,825	15.29	89,037	0.15%	19.86%	*	****
NVCRB2
2025	0.20%	429,213	15.88	6,815,513	0.00%	12.25%
2024	0.20%	419,965	14.15	5,940,929	0.00%	9.04%
2023	0.20%	359,704	12.97	4,666,776	0.00%	13.09%
2022	0.20%	364,188	11.47	4,177,877	0.00%	-13.87%
2021	0.20%	275,942	13.32	3,675,435	0.17%	10.77%
NVDBL2
2025	0.20%	157,384	15.03	2,364,774	0.00%	12.74%
2024	0.20%	222,013	13.33	2,958,793	0.00%	7.58%
2023	0.20%	335,017	12.39	4,150,392	0.00%	12.81%
2022	0.20%	311,772	10.98	3,423,699	0.00%	-15.16%
2021	0.20%	213,814	12.94	2,767,537	0.36%	8.03%
NVDCA2
2025	0.20%	13,901	17.02	236,540	0.00%	15.47%
2024	0.20%	1,583	14.74	23,332	0.00%	10.25%
2023	0.20%	2,975	13.37	39,760	0.00%	16.14%
2022	0.20%	5,120	11.51	58,921	0.00%	-17.73%
2021	0.20%	2,910	13.99	40,703	0.22%	11.94%
NVFIY
2025	0.20%	228,754	11.02	2,521,681	4.54%	6.67%
2024	0.20%	143,701	10.33	1,485,109	3.18%	1.16%
2023	0.20%	136,937	10.22	1,399,007	2.93%	5.43%
2022	0.55%	137,699	9.69	1,334,283	2.40%	-13.78%
2021	0.55%	106,239	11.24	1,194,038	1.83%	-2.13%
NVGEY
2025	0.20%	86,486	22.33	1,930,815	1.83%	18.33%
2024	0.20%	95,881	18.87	1,808,994	1.15%	15.95%
2023	0.20%	158,502	16.27	2,579,007	2.51%	20.67%
2022	0.55%	147,885	13.48	1,994,001	3.17%	-16.42%

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.55%	23,124	16.13	373,064	3.13%	21.75%
NVIE6
2025	0.20%	1,147	10.49	12,032	0.07%	4.93%	*	****
NVMGA2
2025	0.20%	28,039	15.34	430,058	0.00%	14.61%
2024	0.20%	18,206	13.38	243,654	0.00%	7.14%
2023	0.20%	13,956	12.49	174,324	0.00%	11.59%
2022	0.20%	17,724	11.19	198,397	0.00%	-15.01%
2021	0.20%	15,871	13.17	209,021	5.62%	4.22%
NVMIVZ
2025	0.20%	80,263	14.93	1,198,258	2.41%	34.68%
2024	0.20%	14,958	11.08	165,810	5.57%	3.89%
2023	0.20%	17,550	10.67	187,255	1.19%	15.14%
2022	0.20%	10,237	9.27	94,868	0.00%	-6.31%
NVMLG1
2025	0.20%	15,538	17.52	272,262	4.41%	13.97%
2024	0.20%	4,981	15.37	76,580	2.32%	25.81%
2023	0.20%	9,893	12.22	120,894	5.43%	22.20%	*	****
NVMMG2
2025	0.20%	952	16.46	15,674	0.00%	5.41%
2024	0.20%	16,963	15.62	264,939	0.00%	17.84%
2023	0.20%	25,840	13.25	342,482	0.00%	20.20%
2022	0.20%	28,325	11.03	312,312	0.00%	-37.94%
2021	0.20%	23,871	17.77	424,119	0.00%	-5.12%
NVMMV1
2025	0.20%	69,619	16.03	1,115,746	1.08%	2.19%
2024	0.20%	57,671	15.68	904,485	1.85%	8.32%
2023	0.20%	17,291	14.48	250,345	2.01%	8.60%
2022	0.20%	8,590	13.33	114,515	1.53%	-2.79%
2021	0.20%	11,137	13.71	152,739	1.22%	23.95%
NVNMO2
2025	0.20%	9,103	23.05	209,791	0.42%	11.44%
2024	0.20%	9,437	20.68	195,156	0.34%	21.24%
2023	0.20%	9,639	17.06	164,413	0.43%	22.95%
2022	0.20%	10,687	13.87	148,266	0.35%	-17.28%
2021	0.20%	6,239	16.77	104,635	0.33%	26.17%
NVNSR2

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.20%	66,185	16.97	1,122,948	1.02%	1.84%
2024	0.20%	64,959	16.66	1,082,262	0.19%	8.25%
2023	0.20%	59,713	15.39	919,010	0.28%	20.44%
2022	0.20%	77,836	12.78	994,615	0.54%	-23.10%
2021	0.20%	55,340	16.62	919,637	0.35%	26.50%
NVRE2
2025	0.20%	19,224	14.03	269,778	1.30%	0.13%
2024	0.20%	16,103	14.02	225,686	1.64%	10.27%
2023	0.20%	30,755	12.71	390,896	2.71%	12.42%
2022	0.20%	16,910	11.31	191,184	1.78%	-28.86%
2021	0.20%	8,069	15.89	128,246	1.22%	46.03%
NVSIXD
2025	0.20%	1,304,541	17.21	22,447,958	1.57%	12.32%
2024	0.20%	610,210	15.32	9,348,495	1.36%	11.13%
2023	0.20%	414,527	13.79	5,714,735	1.54%	16.33%
2022	0.55%	363,587	11.85	4,308,889	1.15%	-20.90%
2021	0.55%	330,193	14.98	4,946,789	1.36%	13.92%
NVSTB2
2025	0.20%	145,951	10.96	1,599,627	7.07%	5.22%
2024	0.20%	6,577	10.42	68,502	5.27%	4.16%	*	****
SAM
2025	0.20%	3,182,420	11.60	36,901,852	3.83%	3.70%
2024	0.20%	3,048,991	11.18	34,092,054	4.73%	4.67%
2023	0.20%	2,274,528	10.68	24,297,147	4.65%	4.54%
2022	0.20%	1,850,906	10.22	18,913,567	1.65%	1.09%
2021	0.20%	616,152	10.11	6,228,018	0.00%	-0.20%
SCF
2025	0.20%	11,159	20.10	224,342	0.99%	10.13%
2024	0.20%	13,881	18.26	253,409	0.13%	12.86%
2023	0.20%	14,396	16.18	232,858	0.57%	13.76%
2022	0.20%	11,898	14.22	169,183	0.51%	-18.93%
2021	0.20%	7,671	17.54	134,545	0.00%	30.57%
SCGF2
2025	0.20%	35,096	20.19	708,676	0.00%	15.84%
2024	0.20%	28,837	17.43	502,658	0.00%	20.68%
2023	0.20%	14,972	14.44	216,253	0.00%	16.93%
2022	0.20%	7,567	12.35	93,468	0.00%	-30.64%

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.20%	5,227	17.81	93,101	0.00%	9.83%
SCVF
2025	0.20%	32,137	16.35	525,596	1.39%	1.96%
2024	0.20%	27,699	16.04	444,285	0.72%	6.32%
2023	0.20%	21,976	15.09	331,538	0.54%	17.22%
2022	0.20%	10,177	12.87	130,982	0.41%	-13.09%
2021	0.20%	2,991	14.81	44,292	0.00%	31.78%
TRF2
2025	0.20%	30,057	20.15	605,714	0.44%	15.98%
2024	0.20%	24,424	17.37	424,358	0.97%	13.11%
2023	0.20%	14,180	15.36	217,830	1.07%	7.82%
2022	0.20%	16,099	14.25	229,368	0.33%	-8.84%
2021	0.20%	55,702	15.63	870,621	1.54%	21.33%
DWVSVS
2025	0.20%	107,642	16.72	1,800,175	0.96%	7.61%
2024	0.20%	103,223	15.54	1,604,162	0.55%	10.80%
2023	0.20%	60,607	14.03	850,099	0.54%	8.88%
2022	0.20%	63,300	12.88	815,476	0.48%	-12.53%
2021	0.20%	41,476	14.73	610,873	0.53%	33.75%
WRENG
2023	0.20%	1,713	13.34	22,858	5.94%	3.81%
2022	0.20%	320	12.85	4,110	13.72%	50.17%
WRMCG
2025	0.20%	111,260	17.37	1,932,657	0.00%	0.97%
2024	0.20%	94,767	17.20	1,630,266	0.00%	2.00%
2023	0.20%	98,066	16.87	1,653,981	0.00%	19.38%
2022	0.20%	100,487	14.13	1,419,722	0.00%	-30.93%
2021	0.20%	101,393	20.46	2,074,045	0.00%	16.12%
MNCPS2
2025	0.20%	15,873	19.23	305,182	4.30%	15.76%
2024	0.20%	36,859	16.61	612,162	3.12%	8.04%
2023	0.20%	31,828	15.37	489,248	1.82%	8.26%
2022	0.20%	13,018	14.20	184,844	2.66%	-13.14%
2021	0.20%	31,292	16.35	511,546	0.44%	8.65%
PMUBAM
2025	0.20%	91,909	12.37	1,137,142	5.50%	7.89%
2024	0.20%	76,321	11.47	875,221	4.78%	5.40%

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.20%	56,610	10.88	615,915	3.78%	6.87%
2022	0.20%	29,641	10.18	301,748	2.96%	-6.54%
2021	0.20%	17,267	10.89	188,093	2.11%	1.08%
PMVAAD
2025	0.20%	14,203	14.96	212,478	4.45%	13.96%
2024	0.20%	9,034	13.13	118,598	6.55%	3.37%
2023	0.20%	9,474	12.70	120,320	2.75%	7.80%
2022	0.20%	7,982	11.78	94,036	8.05%	-12.04%
2021	0.20%	2,822	13.39	37,791	2.12%	15.81%	*	****
PMVEBA
2025	0.20%	10,457	12.99	135,841	6.90%	14.75%
2024	0.20%	11,405	11.32	129,112	6.53%	7.31%
2023	0.20%	9,550	10.55	100,749	5.71%	10.88%
2022	0.20%	8,063	9.52	76,720	4.82%	-15.88%
2021	0.20%	7,539	11.31	85,279	4.49%	-2.76%
PMVFAD
2025	0.20%	10,879	9.67	105,183	3.27%	9.81%
2024	0.20%	2,517	8.80	22,160	3.48%	-3.69%
2023	0.20%	1,013	9.14	9,257	2.42%	5.89%
2022	0.20%	1,084	8.63	9,363	1.64%	-19.22%
PMVFHA
2025	0.20%	12,123	11.48	139,205	3.47%	3.74%
2024	0.20%	9,606	11.07	106,329	3.60%	5.25%
2023	0.20%	12,294	10.52	129,287	2.60%	8.79%
2022	0.20%	10,199	9.67	98,588	1.54%	-10.33%
2021	0.20%	3,833	10.78	41,324	1.76%	-2.15%
PMVHYA
2025	0.20%	17,860	13.73	245,273	6.28%	8.74%
2024	0.20%	11,063	12.63	139,723	5.84%	6.67%
2023	0.20%	7,399	11.84	87,607	5.65%	11.98%
2022	0.20%	6,510	10.57	68,838	5.07%	-10.46%
2021	0.20%	5,947	11.81	70,230	4.45%	3.42%
PMVID
2025	0.20%	1,482,325	13.17	19,514,817	5.17%	9.97%
2024	0.20%	1,270,358	11.97	15,207,851	5.86%	5.20%
2023	0.20%	940,827	11.38	10,706,303	5.29%	8.02%
2022	0.20%	796,923	10.53	8,395,434	3.73%	-7.96%

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.20%	747,585	11.45	8,556,822	2.90%	1.79%
PMVLDA
2025	0.20%	108,115	11.33	1,224,791	3.95%	5.31%
2024	0.20%	123,619	10.76	1,329,818	3.98%	4.29%
2023	0.20%	100,888	10.32	1,040,673	3.60%	4.75%
2022	0.20%	95,181	9.85	937,253	1.77%	-5.93%
2021	0.20%	64,335	10.47	673,439	0.59%	-1.13%
PMVLGA
2025	0.20%	113,905	9.16	1,043,666	3.27%	6.08%
2024	0.20%	100,225	8.64	865,722	2.75%	-6.20%
2023	0.20%	41,919	9.21	386,030	2.38%	3.77%
2022	0.20%	29,635	8.87	262,980	2.07%	-29.02%
2021	0.20%	16,896	12.50	211,221	1.50%	-4.97%
PMVRRA
2025	0.20%	198,864	12.44	2,473,294	3.20%	7.63%
2024	0.20%	17,147	11.56	198,143	2.62%	1.92%
2023	0.20%	17,165	11.34	194,608	2.96%	3.46%
2022	0.20%	15,563	10.96	170,544	7.01%	-12.08%
2021	0.20%	12,677	12.46	157,999	5.07%	5.38%
PMVRSA
2025	0.20%	18,271	17.12	312,753	2.81%	18.56%
2024	0.20%	21,483	14.44	310,170	2.12%	3.95%
2023	0.20%	24,870	13.89	345,428	14.99%	-8.04%
2022	0.20%	20,205	15.10	305,155	26.36%	8.40%
2021	0.20%	12,236	13.93	170,487	4.94%	33.08%
PMVTRA
2025	0.20%	722,642	11.42	8,254,965	4.10%	8.67%
2024	0.20%	615,062	10.51	6,465,429	4.05%	2.33%
2023	0.20%	487,451	10.27	5,007,542	3.56%	5.71%
2022	0.20%	377,574	9.72	3,669,176	2.61%	-14.47%
2021	0.20%	437,416	11.36	4,969,874	1.83%	-1.46%
PVSTA
2025	0.20%	572,671	12.04	6,893,476	4.46%	4.46%
2024	0.20%	467,840	11.52	5,390,963	5.01%	5.84%
2023	0.20%	432,164	10.89	4,705,088	4.50%	5.68%
2022	0.20%	284,941	10.30	2,935,503	1.88%	-0.35%
2021	0.20%	123,040	10.34	1,272,028	1.01%	-0.26%

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

PVDIB
2025	0.20%	41,650	11.46	477,319	6.21%	8.37%
2024	0.20%	48,507	10.58	512,981	5.97%	5.55%
2023	0.20%	54,510	10.02	546,161	7.11%	4.61%
2022	0.20%	71,965	9.58	689,292	4.82%	-2.54%
2021	0.20%	32,256	9.83	317,009	0.56%	-7.14%
PVGPB
2025	0.20%	82,832	12.78	1,058,252	1.55%	13.72%
2024	0.20%	1,459	11.23	16,396	0.00%	12.34%	*	****
PVIB
2025	0.20%	29,798	10.80	321,940	5.74%	7.04%
2024	0.20%	56,577	10.09	571,085	5.33%	2.11%
2023	0.20%	71,305	9.88	704,840	5.75%	4.49%
2022	0.20%	76,897	9.46	727,481	5.90%	-13.98%
2021	0.20%	92,463	11.00	1,016,937	1.06%	-4.78%
PVIGIB
2025	0.20%	40,303	24.26	977,786	0.53%	34.41%
2024	0.20%	9,820	18.05	177,256	1.86%	5.00%
2023	0.20%	12,726	17.19	218,767	1.16%	18.44%
2022	0.20%	6,194	14.51	89,896	1.96%	-6.99%
2021	0.20%	6,319	15.60	98,600	0.00%	14.71%	*	****
PVNOB
2025	0.20%	30,009	15.79	473,980	0.62%	10.47%
2024	0.20%	26,276	14.30	375,681	0.17%	22.78%
2023	0.20%	12,022	11.65	139,997	0.00%	16.45%	*	****
PVTIGB
2025	0.20%	23,665	14.36	339,928	0.01%	37.41%
2024	0.20%	6,018	10.45	62,914	1.94%	2.77%
2023	0.20%	2,457	10.17	24,995	0.03%	18.27%
2022	0.20%	1,836	8.60	15,794	0.00%	-14.94%
TRBCG2
2025	0.20%	228,764	26.17	5,985,632	0.00%	18.20%
2024	0.20%	180,188	22.14	3,988,782	0.00%	34.90%
2023	0.20%	200,216	16.41	3,285,533	0.00%	48.66%
2022	0.20%	184,381	11.04	2,035,295	0.00%	-38.79%
2021	0.20%	140,636	18.03	2,536,014	0.00%	17.10%
TRHS2

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.20%	165,138	17.76	2,932,759	0.00%	17.57%
2024	0.20%	132,963	15.11	2,008,476	0.00%	1.21%
2023	0.20%	121,592	14.92	1,814,690	0.00%	2.48%
2022	0.20%	116,072	14.56	1,690,378	0.00%	-12.86%
2021	0.20%	85,505	16.71	1,429,006	0.00%	12.60%
TRMCG2
2025	0.20%	58,593	12.60	738,451	0.00%	3.09%
2024	0.20%	24,014	12.23	293,589	0.00%	8.82%
2023	0.20%	4,854	11.24	54,536	0.00%	12.35%	*	****
VEEMS
2025	0.20%	2,359	12.84	30,292	0.42%	29.37%
2024	0.20%	3,134	9.93	31,110	1.02%	0.73%
2023	0.20%	18,129	9.86	178,674	3.16%	9.22%
2022	0.20%	20,740	9.02	187,147	0.00%	-24.88%
2021	0.20%	33,899	12.01	407,173	1.01%	-12.39%
VVGGS
2025	0.20%	62,360	44.03	2,745,994	1.02%	163.91%
2024	0.20%	25,737	16.69	429,440	3.52%	14.18%
2023	0.20%	20,891	14.61	305,280	0.00%	10.19%
2022	0.20%	12,771	13.26	169,367	0.00%	-13.53%
2021	0.20%	11,733	15.34	179,943	12.38%	-14.18%
VWHAS
2025	0.20%	41,435	20.00	828,512	2.45%	35.90%
2024	0.20%	29,412	14.71	432,762	2.84%	-3.28%
2023	0.20%	14,151	15.21	215,277	2.59%	-4.03%
2022	0.20%	10,671	15.85	169,158	0.56%	7.91%
2021	0.20%	11,717	14.69	172,129	0.42%	18.44%
VVB
2025	0.55%	764,434	18.41	14,069,587	1.76%	15.82%
2024	0.55%	547,112	15.89	8,693,932	1.95%	14.17%
2023	0.55%	352,415	13.92	4,905,050	1.99%	13.70%
2022	0.55%	386,129	12.24	4,726,717	1.55%	-14.77%
2021	0.55%	319,031	14.36	4,582,209	1.45%	18.36%
VVCG
2025	0.55%	148,397	24.38	3,618,667	1.03%	28.27%
2024	0.55%	139,156	19.01	2,645,415	1.09%	12.79%
2023	0.55%	129,320	16.86	2,179,738	0.96%	27.28%

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.55%	95,130	13.24	1,259,760	0.75%	-15.95%
2021	0.55%	93,868	15.76	1,478,896	0.66%	20.88%
VVDV
2025	0.55%	354,141	21.87	7,745,179	1.47%	16.19%
2024	0.55%	307,263	18.82	5,783,762	1.33%	14.25%
2023	0.55%	220,845	16.48	3,638,434	1.14%	19.47%
2022	0.55%	164,585	13.79	2,269,670	1.03%	-11.97%
2021	0.55%	178,241	15.67	2,792,333	0.39%	29.75%
VVEI
2025	0.55%	819,761	19.82	16,250,083	2.37%	16.16%
2024	0.55%	707,509	17.07	12,074,074	2.43%	14.49%
2023	0.55%	589,198	14.91	8,782,719	2.55%	7.51%
2022	0.55%	551,198	13.87	7,642,578	2.54%	-1.21%
2021	0.55%	546,815	14.03	7,674,306	1.44%	24.64%
VVEIX
2025	0.55%	2,709,833	24.84	67,314,973	1.03%	17.06%
2024	0.55%	2,192,764	21.22	46,533,920	0.83%	24.15%
2023	0.55%	696,162	17.09	11,899,569	1.30%	25.43%
2022	0.55%	471,126	13.63	6,420,574	1.23%	-18.68%
2021	0.55%	372,951	16.76	6,249,942	0.96%	27.84%
VVG
2025	0.55%	711,842	26.10	18,582,179	0.19%	16.24%
2024	0.55%	584,271	22.46	13,120,621	0.22%	32.40%
2023	0.55%	315,502	16.96	5,351,180	0.24%	39.37%
2022	0.55%	258,691	12.17	3,148,183	0.00%	-33.73%
2021	0.55%	255,905	18.36	4,699,433	0.02%	17.21%
VVGBI
2025	0.55%	85,603	10.60	907,139	2.77%	5.11%
2024	0.55%	63,460	10.08	639,783	1.78%	1.47%
2023	0.55%	25,520	9.94	253,553	1.81%	5.94%
2022	0.55%	28,279	9.38	265,224	3.17%	-13.60%
2021	0.55%	38,206	10.86	414,749	0.66%	-2.38%
VVHGB
2025	0.55%	4,432,774	10.67	47,300,079	3.07%	6.35%
2024	0.55%	3,249,273	10.03	32,600,995	2.49%	0.68%
2023	0.55%	2,580,149	9.97	25,711,382	2.33%	5.00%
2022	0.55%	2,164,356	9.49	20,540,940	2.02%	-13.69%

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.55%	1,930,266	11.00	21,224,698	1.42%	-2.26%
VVHYB
2025	0.55%	227,285	13.18	2,995,582	5.30%	8.58%
2024	0.55%	117,458	12.14	1,425,681	4.55%	5.86%
2023	0.55%	67,219	11.47	770,717	4.77%	11.06%
2022	0.55%	60,736	10.32	627,060	5.21%	-9.86%
2021	0.55%	89,411	11.45	1,024,076	2.87%	3.11%
VVI
2025	0.55%	401,367	17.21	6,906,680	0.79%	19.31%
2024	0.55%	314,445	14.42	4,535,184	0.96%	8.41%
2023	0.55%	207,950	13.30	2,766,548	1.51%	14.03%
2022	0.55%	196,856	11.67	2,296,787	1.21%	-30.50%
2021	0.55%	143,389	16.79	2,407,297	0.20%	-2.08%
VVMCI
2025	0.55%	889,614	18.67	16,607,065	0.96%	10.93%
2024	0.55%	474,715	16.83	7,988,775	1.16%	14.44%
2023	0.55%	432,708	14.71	6,362,978	1.51%	15.20%
2022	0.55%	432,691	12.77	5,523,349	1.06%	-19.27%
2021	0.55%	371,480	15.81	5,873,544	0.81%	23.67%
VVREI
2025	0.55%	343,145	12.56	4,309,223	1.95%	2.54%
2024	0.55%	149,788	12.25	1,834,372	2.96%	4.17%
2023	0.55%	141,252	11.76	1,660,655	2.26%	11.09%
2022	0.55%	115,001	10.58	1,217,089	1.70%	-26.70%
2021	0.55%	187,050	14.44	2,700,700	1.06%	39.44%
VVSCG
2025	0.55%	241,035	11.71	2,823,708	0.33%	5.53%
2024	0.55%	96,097	11.10	1,066,815	0.00%	11.01%	*	****
VVSTC
2025	0.55%	1,645,309	11.72	19,289,098	3.78%	6.27%
2024	0.55%	1,212,466	11.03	13,376,255	3.58%	4.31%
2023	0.55%	1,096,170	10.58	11,593,035	1.87%	5.58%
2022	0.55%	913,051	10.02	9,146,288	1.80%	-6.24%
2021	0.55%	873,565	10.68	9,332,957	1.41%	-1.00%
VVTISI
2025	0.55%	929,952	16.88	15,699,041	2.51%	31.32%
2024	0.55%	717,661	12.86	9,225,777	2.85%	4.48%

NATIONWIDE VARIABLE ACCOUNT-15

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.55%	639,535	12.30	7,869,134	2.75%	14.91%
2022	0.55%	602,021	10.71	6,446,365	3.21%	-16.47%
2021	0.55%	477,611	12.82	6,122,866	1.27%	7.93%
VVTSM
2025	0.55%	1,387,666	23.78	32,998,010	1.07%	16.29%
2024	0.55%	1,073,899	20.45	21,959,184	1.26%	23.03%
2023	0.55%	980,137	16.62	16,290,100	1.17%	25.26%
2022	0.55%	1,003,366	13.27	13,313,029	1.11%	-20.03%
2021	0.55%	698,860	16.59	11,595,557	0.88%	24.95%
PIVF2
2025	0.20%	72,812	13.88	1,010,675	0.19%	22.83%
2024	0.20%	110,470	11.30	1,248,390	0.37%	13.01%	*	****

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

***

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

*****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2025

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025 in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2025 and 2024, the permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 23, 2026

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2025	(As adjusted) 2024
Admitted assets
Invested assets
Bonds	$50,493	$45,802
Stocks	5,330	3,962
Mortgage loans, net of allowance	10,261	9,619
Policy loans	1,044	1,038
Derivative assets	85	194
Cash, cash equivalents and short-term investments	3,099	1,693
Securities lending collateral assets	295	247
Other invested assets	3,702	2,777
Total invested assets	$74,309	$65,332
Accrued investment income	790	699
Deferred federal income tax assets, net	938	660
Other assets	495	579
Separate account assets	133,243	123,292
Total admitted assets	$209,775	$190,562
Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$59,619	$51,794
Policyholders’ dividend accumulation	345	361
Asset valuation reserve	1,200	950
Payable for securities	1,262	845
Securities lending payable	295	247
Funds held under coinsurance	1,226	1,199
Other liabilities	1,113	1,018
Accrued transfers from separate accounts	(1,842)	(1,685)
Separate account liabilities	133,243	123,292
Total liabilities	$196,461	$178,021
Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	114	116
Additional paid-in capital	2,626	2,551
Unassigned surplus	9,470	8,770
Total capital and surplus	$13,314	$12,541
Total liabilities, capital and surplus	$209,775	$190,562

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
		(As adjusted)	(As adjusted)

(in millions)	2025	2024	2023
Revenues

Premiums and annuity considerations	$21,167	$16,493	$14,702

Net investment income	3,201	3,329	3,136

Other revenues	2,487	2,765	2,390

Total revenues	$26,855	$22,587	$20,228

Benefits and expenses

Benefits to policyholders and beneficiaries	$20,156	$20,861	$17,431

Increase in reserves for future policy benefits and claims	8,438	1,967	3,747

Net transfers from separate accounts	(4,518)	(3,401)	(3,725)

Commissions	972	843	766

Reserve adjustment on reinsurance assumed	(112)	(144)	(153)

Other expenses	783	766	702

Total benefits and expenses	$25,719	$20,892	$18,768

Income before federal income taxes and net realized capital losses on investments	$1,136	$1,695	$1,460

Federal income tax expense	65	68	108

Income before net realized capital losses on investments	$1,071	$1,627	$1,352

Net realized capital losses on investments, net of federal income tax expense (benefit) of $19, $1 and $(4) in 2025, 2024 and 2023, respectively, and excluding $(32), $(53) and $(30) of net realized capital losses transferred to the interest maintenance reserve in 2025, 2024 and 2023, respectively	(388)	(476)	(402)

Net income	$683	$1,151	$950

 See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2022 (As adjusted)	$4	$1,100	$-	$2,316	$6,774	$10,194

Net income	-	-	-	-	950	950

Change in asset valuation reserve	-	-	-	-	(103)	(103)

Change in deferred income taxes	-	-	-	-	132	132

Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)

Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	135	-	135

Other, net	-	-	-	-	35	35

Balance as of December 31, 2023 (As adjusted)	$4	$1,100	$93	$2,451	$7,585	$11,233

Net income	-	-	-	-	1,151	1,151

Change in asset valuation reserve	-	-	-	-	(109)	(109)

Change in deferred income taxes	-	-	-	-	28	28

Change in net unrealized capital gains and losses, net of tax expense of $53	-	-	-	-	32	32

Change in nonadmitted assets	-	-	-	-	66	66

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	100	-	100

Other, net	-	-	23	-	17	40

Balance as of December 31, 2024 (As adjusted)	$4	$1,100	$116	$2,551	$8,770	$12,541

Net income	-	-	-	-	683	683

Change in asset valuation reserve	-	-	-	-	(250)	(250)

Change in deferred income taxes	-	-	-	-	274	274

Change in net unrealized capital gains and losses, net of tax expense of $26	-	-	-	-	(36)	(36)

Change in nonadmitted assets	-	-	-	-	12	12

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	75	-	75

Other, net	-	-	(2)	-	17	15

Balance as of December 31, 2025	$4	$1,100	$114	$2,626	$9,470	$13,314

 See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
		(As adjusted)	(As adjusted)
(in millions)	2025	2024	2023
Cash flows from operating activities:
Premiums collected, net of reinsurance	$21,161	$16,486	$14,707
Net investment income	3,206	3,570	2,775
Other revenue	2,522	2,441	2,022
Policy benefits and claims paid	(20,146)	(20,874)	(17,582)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,642)	(1,455)	(1,268)
Net transfers from separate accounts	4,361	3,264	3,775
Policyholders’ dividends paid	(29)	(28)	(28)
Federal income taxes (paid) recovered	(126)	(93)	98
Net cash provided by operating activities	$9,307	$3,311	$4,499

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,397	$6,589	$2,595
Stocks	70	60	46
Mortgage loans	1,097	754	635
Other invested assets and other	877	769	467
Total investment proceeds	$8,441	$8,172	$3,743
Cost of investments acquired:
Bonds	$(11,022)	$(8,665)	$(6,256)
Stocks	(1,579)	(438)	(35)
Mortgage loans	(1,697)	(1,206)	(1,370)
Derivatives	(478)	(302)	(556)
Other invested assets and other	(1,332)	(862)	(766)
Total investments acquired	$(16,108)	$(11,473)	$(8,983)
Net increase in policy loans	(6)	(69)	(37)
Net cash used in investing activities	$(7,673)	$(3,370)	$(5,277)
Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$75	$100	$135
Net change in deposits on deposit-type contract funds and other insurance liabilities	(600)	499	271
Other cash provided (used)	297	(407)	311
Net cash (used in) provided by financing activities and miscellaneous	$(228)	$192	$717
Net increase (decrease) in cash, cash equivalents and short-term investments	$1,406	$132	$(63)
Cash, cash equivalents and short-term investments at beginning of year	1,693	1,561	1,624
Cash, cash equivalents and short-term investments at end of year	$3,099	$1,693	$1,561
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$459	$386	$385
Intercompany transfer of securities from merger	$-	$-	$203

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed, variable and registered index-linked annuities, public and private sector group retirement plans including retirement guarantee products, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include the agency distribution force of the Company’s ultimate majority parent company, NMIC, Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2025 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Nationwide Life and Benefits Insurance Company (“NLBIC”), Jefferson National Life Insurance Company (“JNL”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisors, LLC (“NIA”), The Association Benefits Solution, LLC (“TABS”) and NSM Sales Corporation (“NSM”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and a nonadmitted subsidiary. NWSBL is an Ohio limited liability company that offers a securities-backed consumer lending product and is a nonadmitted subsidiary. NLBIC primarily offers medical stop loss insurance. JNL primarily offers individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and a nonadmitted subsidiary. TABS is a program manager for self-funded group health programs. NSM is an agency and a nonadmitted subsidiary. See Note 3 for additional information on business combinations.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2025 and 2024, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Basis of Presentation

Effective July 1, 2025 and pursuant to a merger agreement, Jefferson National Life Insurance Company of New York (“JNLNY”), a New York stock life insurance company and previous subsidiary of JNL, was merged with and into the Company, with the Company continuing as the surviving entity. The merger was deemed a statutory merger. All shares of JNLNY were cancelled and the outstanding surplus balance was merged into the Company’s total capital and surplus. There was not a material impact on the Company’s capital and surplus as a result of the merger. All statutory financial statements and accompanying notes as of and for the years ended December 31, 2024 and 2023, have been adjusted to reflect this merger.

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving entity. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s capital and surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed annuity and fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital (“RBC”) would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	2025	December 31, (As adjusted) 2024	(As adjusted) 2023
Net Income
Statutory Net Income		OH	$683	$1,151	$950
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	231	270	110
Reserves for indexed annuities	51	OH	(240)	(308)	(75)
Tax impact	101	OH	2	8	(7)
NAIC SAP			$676	$1,121	$978

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

			As of December 31,
(in millions)	SSAP #	State of domicile	2025	(As adjusted) 2024
Surplus
Statutory Capital and Surplus		OH	$13,314	$12,541
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	584	350
Reserves for indexed annuities	51	OH	(631)	(389)
Tax impact	101	OH	10	8
Subsidiary Valuation - NLAIC	51, 86, 101	OH	417	227
Subsidiary valuation - Eagle	51	OH	(669)	(529)
State Permitted Practice:
Subsidiary valuation - Eagle	61R	OH	(895)	(861)
NAIC SAP			$12,130	$11,347

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	surplus notes are accounted for as a component of capital and surplus;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•

investments in redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding asset-backed securities, are measured based on fair value and are not reversible;

•	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds and other tax credit investments (“Tax Credit Funds”);

•	the allowable earned yield method is utilized to determine the value of residual interest securitizations;

•

admitted subsidiary, controlled and affiliated (“SCA”) entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

•	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

•

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

•	interest earned on derivatives is charged to net investment income; and

•	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

•	Goodwill is limited to 10% of the prior reporting period’s adjusted capital and surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

•	goodwill is amortized and charged to surplus.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of adjusted capital and surplus); and

•	unrecognized tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve or alternate methodology, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks and perpetual preferred stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Asset-backed securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in asset-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company periodically reviews asset-backed securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, NLBIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance SCA entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC, NIA and TABS, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance SCA entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, NLBIC, JNL and NISC are included in stocks, and the investments in Eagle and TABS are included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by first-priority liens on real estate, partnership equity interests and common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require an allowance for credit losses when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires an allowance for credit losses, a provision for losses is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Allowance for credit losses charges are recorded in net unrealized capital gains and losses. In the event an allowance for credit losses charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded allowance for credit losses is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of an allowance for credit losses, are collectible. This process identifies the risk profile and potential for loss individually for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months, outstanding unsecured promissory notes with initial maturity dates of less than three months with certain affiliates and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of outstanding unsecured promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, residuals, surplus notes, debt, joint ventures and the investments in Eagle and TABS. Except for investments in certain tax credit funds and residual interests, these investments are primarily recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.4 billion, $3.2 billion and $3.1 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2025, 2024 and 2023, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2043. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $2.4 billion as of December 31, 2025, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income in the statutory statements of operations and cash flow. Cash flows associated with the acquisition, maturity, and termination of derivative instruments are recorded as investing activities in derivative assets in the statutory statements of cash flow.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and asset-backed securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for asset-backed securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. See Note 3 for additional information on goodwill.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2025 and 2024, and 46% and 47% of the number of life insurance policies in force in 2025 and 2024, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2025 and 2024.

Recently Adopted Accounting Standards

Effective January 1, 2025, the Company adopted revisions to Statutory Statement of Accounting Principles (“SSAP”) No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and SSAP No. 21 – Other Admitted Assets (“SSAP No. 21”), in conformity with the NAIC’s revised guidance to develop a principles-based definition for debt securities qualifying for reporting as a bond. The adopted revisions require the assessment of securities to focus on their substance rather than legal form, updated the accounting and reporting guidance for debt securities that qualify for reporting as a bond, updated the accounting and reporting guidance for debt securities that do not qualify for reporting as a bond and updated guidance for the accounting and reporting of residual interests. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 21 for residual interests reported as Other Invested Assets. Residual interests, previously measured under the equity method of accounting, are now measured under the Allowable Earned Yield method with any unrealized gains and losses recognized as realized as of the date of adoption. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 93 – Investments in Tax Credit Structures and SSAP No. 94 –State and Federal Tax Credits. The revisions to SSAP No. 93 expand the scope of tax credit investments required to use the proportional amortization method and include additional annual disclosure requirements. The revisions to SSAP No. 94 require purchased tax credits to be recorded at face value with any discount deferred as other liabilities. Additional annual disclosures are also required as part of the revisions to SSAP No. 94. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that addresses accounting and reporting questions about a recent life reinsurer liquidation. On July 18, 2023, Scottish Re U.S. (“SRUS”) was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware, resulting in termination of the reinsurance agreements between the Company and SRUS on September 30, 2023, and recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, related to SRUS reinsurance recoverables. During 2024, the Company received a final payment from the assets previously held in a trust by SRUS that secured annuity reinsurance recoverables of $19 million in full satisfaction of the outstanding annuity reinsurance recoverables from SRUS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level RBC greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2025 and 2024, the Company has $114 million and $116 million, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through March 23, 2026, the date the statutory financial statements were issued.

(3)	Business Combinations and Goodwill

On July 1, 2025, the Company completed its acquisition of the group health business of The Allstate Corporation (“Allstate”), which comprises NLBIC, formerly known as Direct General Life Insurance Company, TABS and NSM, for $1.24 billion. As a result of the acquisition, NLBIC, TABS and NSM became wholly-owned subsidiaries of the Company. The acquisition of NLBIC resulted in goodwill of $844 million. Goodwill amortization for the year ended December 31, 2025 related to the purchase was $42 million. NLBIC, based in Charleston, South Carolina, assumes medical stop loss through reinsurance agreements with unaffiliated entities of Allstate that sells its products through a diverse distribution network. Additionally, NLBIC underwrites individual term life insurance policies that are 100% ceded to an unaffiliated entity of Allstate through a reinsurance agreement.

On, March 1, 2017, The Company purchased all of the stock of JNFC. See Note 2 for additional information regarding the merger of JNFC with and into the Company, resulting in JNL being the wholly-owned subsidiary acquired.

The following transactions were accounted for as statutory purchases:

(in millions)	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill

Jefferson National Life Insurance Company	3/1/2017	$203	$162	$162	$19	$16	$226	8%

Nationwide Life and Benefits Insurance Company	7/1/2025	$1,072	$844	$844	$802	$42	$1,056	76%

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(4)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$15,117	$33	$-	$15,150	16%

At book value less current surrender charge of 5% or more	3,566	-	-	3,566	4%

At fair value	-	-	68,407	68,407	73%

Total with market value adjustment or at fair value	$18,683	$33	$68,407	$87,123	93%

At book value without adjustment (minimal or no charge or adjustment)	3,416	-	6	3,422	4%

Not subject to discretionary withdrawal	3,065	-	57	3,122	3%

Total, gross	$25,164	$33	$68,470	$93,667	100%

Less: Reinsurance ceded	(81)	-	-	(81)

Total, net	$25,083	$33	$68,470	$93,586

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$615	$-	$-	$615

(As Adjusted)

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$7,075	$41	$-	$7,116	8%

At book value less current surrender charge of 5% or more	2,849	-	-	2,849	4%

At fair value	-	-	64,880	64,880	80%

Total with market value adjustment or at fair value	$9,924	$41	$64,880	$74,845	92%

At book value without adjustment (minimal or no charge or adjustment)	3,446	-	5	3,451	4%

Not subject to discretionary withdrawal	2,867	-	56	2,923	4%

Total, gross	$16,237	$41	$64,941	$81,219	100%

Less: Reinsurance ceded	(88)	-	-	(88)

Total, net	$16,149	$41	$64,941	$81,131

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$15,258	$1,681	$-	$16,939	40%

At book value less current surrender charge of 5% or more	-	-	-	-	0%

At fair value	-	-	20,217	20,217	48%

Total with market value adjustment or at fair value	$15,258	$1,681	$20,217	$37,156	88%

At book value without adjustment (minimal or no charge or adjustment)	3,366	-	-	3,366	8%

Not subject to discretionary withdrawal	1,102	508	2	1,612	4%

Total, gross	$19,726	$2,189	$20,219	$42,134	100%

Less: Reinsurance ceded	(4)	-	-	(4)

Total, net	$19,722	$2,189	$20,219	$42,130

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$16,049	$1,696	$-	$17,745	42%

At book value less current surrender charge of 5% or more	-	-	-	-	0%

At fair value	-	-	19,048	19,048	46%

Total with market value adjustment or at fair value	$16,049	$1,696	$19,048	$36,793	88%

At book value without adjustment (minimal or no charge or adjustment)	3,558	-	-	3,558	8%

Not subject to discretionary withdrawal	1,175	478	2	1,655	4%

Total, gross	$20,782	$2,174	$19,050	$42,006	100%

Less: Reinsurance ceded	(26)	-	-	(26)

Total, net	$20,756	$2,174	$19,050	$41,980

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$1	$-	$1	0%

At fair value	9	-	9	0%

Total with market value adjustment or at fair value	$10	$-	$10	0%

At book value without adjustment (minimal or no charge or adjustment)	833	1	834	19%

Not subject to discretionary withdrawal	3,517	19	3,536	81%

Total, gross	$4,360	$20	$4,380	100%

Less: Reinsurance ceded	-	-	-

Total, net	$4,360	$20	$4,380

(As adjusted)

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$1	$-	$1	0%

At fair value	10	-	10	0%

Total with market value adjustment or at fair value	$11	$-	$11	0%

At book value without adjustment (minimal or no charge or adjustment)	836	2	838	17%

Not subject to discretionary withdrawal	4,113	18	4,131	83%

Total, gross	$4,960	$20	$4,980	100%

Less: Reinsurance ceded	-	-	-

Total, net	$4,960	$20	$4,980

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2025	(As adjusted) 2024

Life, accident and health annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$44,793	$36,892

Supplemental contracts with life contingencies, net	12	13

Deposit-type contracts	4,360	4,960

Subtotal	$49,165	$41,865

Separate accounts annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$90,911	$86,206

Other contract deposit funds	20	20

Subtotal	$90,931	$86,226

Total annuity actuarial reserves and deposit fund liabilities, net	$140,096	$128,091

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2025

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$50	$50	$-	$-	$-

Universal life	2,526	2,520	2,699	-	-	-

Universal life with secondary guarantees	519	472	1,286	-	-	-

Indexed universal life with secondary guarantees	486	400	519	-	-	-

Other permanent cash value life insurance	-	1,765	2,225	-	-	-

Variable life	3,533	3,572	3,703	40,177	40,174	40,278

Subtotal	$7,064	$8,779	$10,482	$40,177	$40,174	$40,278

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	119	-	-	-

Accidental death benefits	-	-	1	-	-	-

Disability - active lives	-	-	20	-	-	-

Disability - disabled lives	-	-	60	-	-	-

Miscellaneous reserves	-	-	36	-	-	-

Total, gross	$7,064	$8,779	$10,718	$40,177	$40,174	$40,278

Less: Reinsurance ceded	(7)	(7)	(135)	-	-	-

Total, net	$7,057	$8,772	$10,583	$40,177	$40,174	$40,278

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2024

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$50	$50	$-	$-	$-

Universal life	2,560	2,568	2,729	-	-	-

Universal life with secondary guarantees	486	430	1,154	-	-	-

Indexed universal life with secondary guarantees	408	327	438	-	-	-

Other permanent cash value life insurance	-	1,838	2,305	-	-	-

Variable life	3,125	3,166	3,295	35,196	35,192	35,277

Subtotal	$6,579	$8,379	$9,971	$35,196	$35,192	$35,277

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	127	-	-	-

Accidental death benefits	-	-	1	-	-	-

Disability - active lives	-	-	18	-	-	-

Disability - disabled lives	-	-	60	-	-	-

Miscellaneous reserves	-	-	32	-	-	-

Total, gross	$6,579	$8,379	$10,209	$35,196	$35,192	$35,277

Less: Reinsurance ceded	(8)	(8)	(138)	-	-	-

Total, net	$6,571	$8,371	$10,071	$35,196	$35,192	$35,277

The following table is a reconciliation of life insurance actuarial reserves, as of the dates indicated:

	December 31,

(in millions)	2025	2024

Life, accident and health annual statement:

Life insurance, net	$10,477	$9,971

Accidental death benefits, net	1	1

Disability - active lives, net	20	18

Disability - disabled lives, net	54	54

Miscellaneous reserves, net	31	27

Subtotal	$10,583	$10,071

Separate accounts annual statement:

Life insurance[1]	$40,591	$35,585

Subtotal	$40,591	$35,585

Total life insurance actuarial reserves, net	$51,174	$45,656

1	Life insurance account value, cash value and reserve include separate accounts with guarantees of $313 million and $308 million for universal life as of December 31, 2025 and 2024, respectively.

The total direct premium written by managing general agents and third-party administrators was $536 million, $528 million and $451 million as of December 31, 2025, 2024 and 2023, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(5)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2025		(As adjusted) December 31, 2024
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$74,756	$-	$70,824	$-
Group annuities	17,164	-	16,203	-
Life insurance	40,806	-	35,783	-
Pension risk transfer group annuities	517	-	482	-
Total	$133,243	$-	$123,292	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2025	$21	$742
2024	$25	$741
2023	$78	$780
2022	$79	$722
2021	$12	$674

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in private placement separate accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a private placement separate account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2025
Premiums, considerations or deposits	$174	$-	$8,758	$8,932
Reserves
For accounts with assets at:
Fair value	$1,616	$99	$128,987	$130,702
Amortized cost	821	-	-	821
Total reserves[1]	$2,437	$99	$128,987	$131,523
By withdrawal characteristics:
With market value adjustment	$1,616	$99	$-	$1,715
At fair value	-	-	128,902	128,902
At book value without market value adjustment and with current surrender charge less than 5%	313	-	7	320
Subtotal	$1,929	$99	$128,909	$130,937
Not subject to discretionary withdrawal	508	-	78	586
Total reserves[1]	$2,437	$99	$128,987	$131,523

1

The total reserves balance does not equal the liabilities related to separate accounts of $133.2 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.7 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions) (As Adjusted)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$500	$-	$9,298	$9,798
Reserves
For accounts with assets at:
Fair value	$1,629	$108	$119,288	$121,025
Amortized cost	786	-	-	786
Total reserves[1]	$2,415	$108	$119,288	$121,811
By withdrawal characteristics:
With market value adjustment	$1,629	$108	$-	$1,737
At fair value	-	-	119,205	119,205
At book value without market value adjustment and with current surrender charge less than 5%	308	-	7	315
Subtotal	$1,937	$108	$119,212	$121,257
Not subject to discretionary withdrawal	478	-	76	554
Total reserves[1]	$2,415	$108	$119,288	$121,811

1

The total reserves balance does not equal the liabilities related to separate accounts of $123.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.5 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2025	(As adjusted) 2024	(As adjusted) 2023
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$8,932	$9,798	$6,300
Transfers from separate accounts	(12,987)	(12,882)	(9,461)
Net transfers from separate accounts	$(4,055)	$(3,084)	$(3,161)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(698)	(431)	(889)
Fees not included in general account transfers	71	57	41
Other miscellaneous adjustments not included in the general account balance	164	57	284
Net transfers as reported in the statutory statements of operations	$(4,518)	$(3,401)	$(3,725)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(6)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2025
Bonds:
Issuer credit obligations:
U.S. Government obligations	$24	$-	$-	$24
Other U.S. Government securities obligations	70	3	-	73
Non-U.S. Sovereign jurisdiction securities	1,251	29	38	1,242
Municipal bonds – general obligations (direct and guaranteed)	516	14	24	506
Municipal bonds – special revenue	3,177	32	307	2,902
Project finance bonds issued by operating entities (unaffiliated)	1,525	17	58	1,484
Corporate bonds (unaffiliated)	31,848	462	1,648	30,662
Mandatory convertible bonds (unaffiliated)	2	-	-	2
Single entity backed obligations (unaffiliated)	446	5	25	426
Bonds issued by funds representing operating entities	65	-	-	65
Bank loans – issued (unaffiliated)	733	4	12	725
Other issuer credit obligations (unaffiliated)	705	9	21	693
Total issuer credit obligations	$40,362	$575	$2,133	$38,804
Asset-backed securities:
Agency residential mortgage-backed securities – guaranteed	16	-	-	16
Agency residential mortgage-backed securities – not/partially guaranteed	699	7	55	651
Non-agency residential mortgage-backed securities (unaffiliated)	1,210	9	26	1,193
Non-agency commercial mortgage-backed securities (unaffiliated)	1,250	2	62	1,190
Non-agency – CLOs/CBOs/CDOs (unaffiliated)	4,193	24	7	4,210
Other financial – self-liquidating (unaffiliated)	886	6	-	892
Financial – not self-liquidating equity backed securities (unaffiliated)	932	8	1	939
Other financial – not self-liquidating (unaffiliated)	343	1	28	316
Non-financial – practical expedient lease-backed securities
(unaffiliated)	15	-	-	15
Other non-financial – full analysis (unaffiliated)	587	4	1	590
Total asset-backed securities	$10,131	$61	$180	$10,012
Total bonds	$50,493	$636	$2,313	$48,816
Common stocks unaffiliated	$272	$-	$-	$272
Preferred stocks unaffiliated	26	-	-	26
Total unaffiliated stocks[1]	$298	$-	$-	$298
Total bonds and unaffiliated stocks[1]	$50,791	$636	$2,313	$49,114

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024 (As adjusted)
Bonds:
U.S. Government	$68	$-	$1	$67
States, territories and possessions	823	4	69	758
Political subdivisions	289	5	22	272
Special revenues	2,893	23	317	2,599
Industrial and miscellaneous	32,850	191	2,484	30,557
Loan-backed and structured securities	8,879	50	257	8,672
Total bonds	$45,802	$273	$3,150	$42,925
Common stocks unaffiliated	$221	$-	$-	$221
Preferred stocks unaffiliated	42	-	-	42
Total unaffiliated stocks[1]	$263	$-	$-	$263
Total bonds and unaffiliated stocks[1]	$46,065	$273	$3,150	$43,188

1

Excludes affiliated common stocks with a carrying value of $5.0 billion and $3.7 billion as of December 31, 2025 and 2024, respectively. Affiliated common stocks include investment in NLAIC, NLBIC and JNL of $3.7 billion, $1.1 billion and $226 million as of December 31, 2025, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.5 billion and $209 million as of December 31, 2024, respectively.

The carrying value of bonds on deposit with various states as required by law was immaterial as of December 31, 2025 and 2024.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2025. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$2,127	$2,121
Due after one year through five years	12,502	12,461
Due after five years through ten years	13,550	13,473
Due after ten years through twenty years	12,653	12,199
Due after twenty years	9,661	8,562
Total bonds	$50,493	$48,816

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2025
Bonds:
Issuer credit obligations	$2,013	$53	$18,877	$2,141	$20,890	$2,193
Asset-backed securities	970	3	2,007	181	2,977	185
Total bonds	$2,983	$56	$20,884	$2,322	$23,867	$2,378

(As adjusted)
December 31, 2024
Bonds:
U.S. Government	$54	$1	$3	$-	$57	$1
States, territories and possessions	281	10	326	60	606	69
Political subdivisions	12	1	137	21	149	22
Special revenues	439	16	1,686	301	2,125	317
Industrial and miscellaneous	5,205	165	18,171	2,484	23,375	2,649
Loan-backed and structured securities	359	2	2,177	258	2,537	260
Total bonds	$6,350	$195	$22,500	$3,124	$28,849	$3,318
Common stocks unaffiliated	$-	$-	$-	$-	$-	$-
Preferred stocks unaffiliated	3	-	1	-	4	-
Total unaffiliated stocks	$3	$-	$1	$-	$4	$-
Total bonds and unaffiliated stocks	$6,353	$195	$22,501	$3,124	$28,853	$3,318

As of December 31, 2025, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

As of December 31, 2025 and 2024, the Company had no intent to sell asset-backed securities identified as having an other-than-temporary impairment.

Mortgage Loans, Net of Allowance

As of December 31, 2025 and 2024, the Company’s amortized cost of mortgage loans were $10.3 billion and $9.6 billion with no allowance for credit losses, respectively.

As of December 31, 2025 and 2024, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2025
Apartment	$3,772	$140	$3,912	$3,741	$171	$3,912
Industrial	2,533	87	2,620	2,555	65	2,620
Office	822	183	1,005	1,002	3	1,005
Retail	1,896	7	1,903	1,896	7	1,903
Other	238	8	246	201	45	246
Total[1]	$9,261	$425	$9,686	$9,395	$291	$9,686
Weighted average DSC ratio	2.07	1.68	2.05	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	62%	59%	62%

December 31, 2024
Apartment	$3,790	$58	$3,848	$3,771	$77	$3,848
Industrial	1,977	62	2,039	2,039	-	2,039
Office	902	178	1,080	1,046	34	1,080
Retail	1,974	12	1,986	1,978	8	1,986
Other	250	-	250	207	43	250
Total[1]	$8,893	$310	$9,203	$9,041	$162	$9,203
Weighted average DSC ratio	2.16	1.39	2.13	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	60%	72%	60%

1	Excludes $575 million and $416 million of commercial mortgage loans that were under development as of December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, the Company has a diversified mortgage loan portfolio with no more than 23% and 22%, respectively, in a geographic region in the U.S., no more than 43% and 44%, respectively, in a property type and no more than 2% and 1%, respectively, with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2025 were 13.0% and 4.5%, respectively, and for those originated or acquired during 2024 were 12.0% and 5.1%, respectively. As of December 31, 2025 and 2024, the maximum LTV ratio of any one loan at the time of loan origination was 99% and 89%, respectively. As of December 31, 2025 and 2024, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or amounts advanced and not included in the mortgage loan portfolio.

Securities Lending

The fair value of loaned securities was $1.6 billion and $1.1 billion as of December 31, 2025 and 2024, respectively. The Company held $295 million and $247 million of cash collateral on securities lending as of December 31, 2025 and 2024, respectively. The carrying value and fair value of reinvested collateral assets were $295 million and $247 million and had a contractual maturity of under 30 days as of December 31, 2025 and 2024, respectively. The fair value of bonds acquired with reinvested collateral assets was $300 million and $252 million as of December 31, 2025 and 2024, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $1.3 billion and $834 million of non-cash collateral on securities lending as of December 31, 2025 and 2024, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	2025	December 31, (As adjusted) 2024	(As adjusted) 2023
Bonds	$2,206	$2,151	$1,917
Mortgage loans	463	413	357
Other invested assets	474	740	868
Policy loans	47	46	43
Derivative instruments[1]	35	39	24
Other	122	83	62
Gross investment income	$3,347	$3,472	$3,271
Investment expenses	(146)	(143)	(135)
Net investment income	$3,201	$3,329	$3,136

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2025 and 2024 was immaterial. Investment income due and accrued as of December 31, 2025 and 2024 that was admitted was $790 million and $699 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

(in millions)	2025	December 31, 2024	2023
Net realized capital losses on sales and maturities	$(23)	$(47)	$(37)
Net realized derivative losses	(367)	(445)	(378)
Other-than-temporary impairments and other	(11)	(36)	(21)
Total net realized capital losses	$(401)	$(528)	$(436)
Tax expense (benefit) on net losses	19	1	(4)
Net realized capital (losses), net of tax	$(420)	$(529)	$(432)
Less: Net realized capital losses transferred to the IMR	(32)	(53)	(30)
Net realized capital losses, net of tax and transfers to the IMR	$(388)	$(476)	$(402)

For the year ended December 31, 2025, gross realized gains and gross realized losses on sales of bonds were $3 million and $15 million, respectively. For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $29 million and $97 million, respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales and of bonds were $25 million and $64 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2025, 2024 and 2023.

Investment Commitments

The Company had unfunded commitments related to other invested assets totaling $2.4 billion and $1.3 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, there were $941 million and $267 million of commitments to purchase private placement bonds, respectively. There were $347 million and $434 million of outstanding commitments to fund mortgage loans as of December 31, 2025 and 2024, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Restricted Assets

The following table summarizes the total nonadmitted restricted assets and total admitted restricted assets for the year ended December 31, 2025 and 2024.

	Total admitted restricted assets
(in millions)	2025	2024
Collateral held under security lending agreements[1]	$295	$247
Federal Home Loan Bank capital stock	155	182
Pledged as collateral to the Federal Home Loan Bank (including assets backing funding agreements)	5,392	5,442
Pledged as collateral not captured in other categories	293	298
Assets held under modified coinsurance reinsurance agreements	442	435
Assets held under funds withheld reinsurance agreements	1,229	1,199
Other restricted assets	3	3
Total restricted assets	$7,809	$7,807

1	Excludes $1.3 billion and $834 million of off-balance sheet securities as of December 31, 2025 and 2024, respectively.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps, bond forwards and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2025 and 2024, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2025
Interest rate swaps	$1,471	$-	$-	$-	$-
Options	282	3	8	-	-
Cross currency swaps	2,178	1	111	(66)	-
Futures	2,128	-	-	-	-
Total derivatives[1]	$6,059	$4	$119	$(66)	$-

December 31, 2024
Interest rate swaps	$2,483	$-	$-	$-	$-
Options	196	2	4	-	-
Cross currency swaps	1,748	170	172	(11)	1
Futures	1,852	-	-	-	-
Total return swaps	600	16	16	-	-
Total derivatives[1]	$6,879	$188	$192	$(11)	$1

1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2025 and 2024.

The Company received $966 million and $717 million of cash collateral and held $135 million and $125 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2025 and 2024, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2025 and 2024. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $35 million and $10 million as of December 31, 2025 and 2024, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $219 million and $229 million as of December 31, 2025 and 2024, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
(in millions)	2025	December 31, 2024	2023	2025	December 31, 2024	2023
Cross currency swaps	$-	$1	$-	$(169)	$78	$(43)
Futures	(392)	(446)	(378)	(35)	131	(173)
Total return swaps	25	-	-	(16)	16	-
Total	$(367)	$(445)	$(378)	$(220)	$225	$(216)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2025:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Issuer credit obligations	$-	$6	$-	$-	$6
Asset-backed securities	-	10	-	-	10
Total bonds	$-	$16	$-	$-	$16
Common stocks unaffiliated	79	155	-	38	272
Preferred stocks unaffiliated	-	18	8	-	26
Separate account assets	120,562	1,624	25	9,674	131,885
Assets at fair value	$120,641	$1,813	$33	$9,712	$132,199

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2025:

(in millions)	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2024	$-	$10	$35	$45
Net gains (losses):
In net income	5	-	-	5
In surplus	-	1	(5)	(4)
Purchases	-	3	-	3
Sales	(5)	(6)	(5)	(16)
Balance as of December 31, 2025	$-	$8	$25	$33

The following table summarizes assets and liabilities held at fair value as of December 31, 2024:

(in millions) (As adjusted)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	39	182	-	-	221
Preferred stocks unaffiliated	-	32	10	-	42
Derivative assets	-	16	-	-	16
Separate account assets	112,593	1,558	35	7,927	122,113
Assets at fair value	$112,632	$1,799	$45	$7,927	$122,403

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2024:

(in millions)	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2023	$-	$7	$51	$58
Net gains (losses):
In surplus	-	(1)	5	4
Purchases	-	4	-	4
Sales	-	-	(21)	(21)
Balance as of December 31, 2024	$-	$10	$35	$45

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value

(in millions)	Level 1	Level 2	Level 3	NAV	Total fair value	Carrying value
December 31, 2025
Assets:
Bonds:
Issuer credit obligations	$24	$30,310	$8,464	$-	$38,798	$40,357
Asset-backed securities	-	7,436	2,566	-	10,002	10,120
Total bonds	$24	$37,746	$11,030	$-	$48,800	$50,477
Mortgage loans, net of allowance	-	-	9,414	-	9,414	10,261
Policy loans	-	-	1,044	-	1,044	1,044
Derivative assets	-	111	8	-	119	85
Cash, cash equivalents and short-term investments	230	2,795	74	-	3,099	3,099
Securities lending collateral assets	294	-	-	-	294	294
Other invested assets	-	88	154	88	330	335
Separate account assets	-	683	646	-	1,329	1,359
Total assets	$548	$41,423	$22,370	$88	$64,429	$66,954
Liabilities:
Investment contracts	$-	$-	$3,003	$-	$3,003	$3,003
Derivative liabilities	-	66	-	-	66	81
Total liabilities	$-	$66	$3,003	$-	$3,069	$3,084

(As adjusted)
December 31, 2024
Assets:
Bonds	$67	$36,104	$6,743	$-	$42,914	$45,791
Mortgage loans, net of allowance	-	-	8,446	-	8,446	9,619
Policy loans	-	-	1,038	-	1,038	1,038
Derivative assets	-	172	4	-	176	178
Cash, cash equivalents and short-term investments	(61)	1,753	-	-	1,692	1,692
Securities lending collateral assets	247	-	-	-	247	247
Separate account assets	37	749	352	-	1,138	1,179
Total assets	$290	$38,778	$16,583	$-	$55,651	$59,744
Liabilities:
Investment contracts	$-	$-	$3,306	$-	$3,306	$3,605
Derivative liabilities	-	11	-	-	11	6
Total liabilities	$-	$11	$3,306	$-	$3,317	$3,611

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

(9)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

(in millions)	Ordinary	December 31, 2025 Capital	Total
Total gross deferred tax assets	$1,175	$6	$1,181
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$1,175	$6	$1,181
Less: Deferred tax assets nonadmitted	(139)	-	(139)
Net admitted deferred tax assets	$1,036	$6	$1,042
Less: Deferred tax liabilities	(59)	(45)	(104)
Net admitted deferred tax assets	$977	$(39)	$938

(in millions) (As adjusted)	Ordinary	December 31, 2024 Capital	Total
Total gross deferred tax assets	$951	$4	$955
Statutory valuation allowance adjustment	(1)	-	(1)
Adjusted gross deferred tax assets	$950	$4	$954
Less: Deferred tax assets nonadmitted	(169)	-	(169)
Net admitted deferred tax assets	$781	$4	$785
Less: Deferred tax liabilities	(103)	(22)	(125)
Net admitted deferred tax assets	$678	$(18)	$660

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2025	2024	Change
Adjusted gross deferred tax assets	$1,181	$954	$227
Total deferred tax liabilities	(104)	(125)	21
Net deferred tax assets	$1,077	$829	$248
Less: Tax effect of unrealized gains and losses			(26)
Change in deferred income tax			$274

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

(in millions)	Ordinary	December 31, 2025 Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	934	3	937
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	102	2	104
Admitted deferred tax assets	$1,036	$6	$1,042

(in millions)	Ordinary	December 31, 2024 Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	657	2	659
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	124	1	125
Admitted deferred tax assets	$781	$4	$785

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2025 and 2024, the threshold limitation for adjusted capital and surplus was $1.7 billion and $1.8 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $11.6 billion and $11.8 billion as of December 31, 2025 and 2024, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 973% and 1,108% as of December 31, 2025 and 2024, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	Ordinary	December 31, 2025 Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.57%	0.00%	25.57%

	Ordinary	December 31, 2024 Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	17.06%	0.33%	17.39%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2025 and 2024.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2025 and 2024.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
	(As adjusted)
(in millions)	2025	2024	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$368	$244	$124
Investments	99	114	(15)
Deferred acquisition costs	411	351	60
Tax credit carry-forward	239	180	59
Other	58	62	(4)
Subtotal	$1,175	$951	$224
Statutory valuation allowance adjustment	$-	$(1)	$1
Nonadmitted	(139)	(169)	30
Admitted ordinary deferred tax assets	$1,036	$781	$255
Capital:
Investments	6	4	2
Subtotal	$6	$4	$2
Admitted capital deferred tax assets	$6	$4	$2
Admitted deferred tax assets	$1,042	$785	$257

Deferred tax liabilities
Ordinary:
Investments	$(33)	$(70)	$37
Future policy benefits and claims	(7)	(15)	8
Other	(19)	(18)	(1)
Subtotal	$(59)	$(103)	$44
Capital:
Investments	(45)	(22)	(23)
Subtotal	$(45)	$(22)	$(23)
Deferred tax liabilities	$(104)	$(125)	$21
Net deferred tax assets	$938	$660	$278

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2025. JNLNY had a valuation allowance of $1 million as of December 31, 2024. Upon the effective date of JNLNY’s statutory merger into NLIC on July 1, 2025, this valuation allowance was released, as it is more likely than not that the Company will generate sufficient taxable income to realize all of JNLNY’s deferred tax assets.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
	(As adjusted)		(As adjusted)
(in millions)	2025	2024	2023
Current income tax expense	$84	$69	$104
Change in deferred income tax (without tax on unrealized gains and losses)	(274)	(29)	(132)
Total income tax (benefit) expense reported	$(190)	$40	$(28)

Income before income and capital gains taxes	$767	$1,219	$1,054
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$161	$256	$221
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(156)	(172)	(211)
Tax credits	(201)	(45)	(45)
Other	6	1	7
Total income tax (benefit) expense reported	$(190)	$40	$(28)

The Company incurred an immaterial amount in federal income tax expense in 2023, which is available for recoupment in the event of future net losses.

The following table summarizes tax credit carry-forwards available as of December 31, 2025:

(in millions)	Amount	Origination	Expiration
Business credits	$23	2022	2042
Business credits	$24	2023	2043
Business credits	$24	2024	2044
Business credits	$168	2025	2045

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial Services, Inc.
Allied Insurance Company of America	Nationwide General Insurance Company
Allied Property & Casualty Insurance Company	Nationwide GSC Holdings, Inc.
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life and Benefits Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Life Insurance Company
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Preferred Insurance Company	NBS Insurance Agency, Inc.
Harleysville Worcester Insurance Company	NFS Distributors, Inc.
Jefferson National Life Insurance Company	NSM Sales Corporation
Jefferson National Life Insurance Company of New York	Registered Investment Advisors Services, Inc.
Lone Star General Agency, Inc.	Retention Alternatives, Ltd.
National Casualty Company	Retention Alternatives Ltd. In Respect of Cell No. 1 Segregated Account
Nationwide Advantage Mortgage Company
Nationwide Affinity Insurance Company of America	Scottsdale Indemnity Company
Nationwide Agent Risk Purchasing Group. Inc.	Scottsdale Insurance Company
Nationwide Agribusiness Insurance Company	Scottsdale Surplus Lines Insurance Company
Nationwide Assurance Company	Titan Insurance Company
Nationwide Cash Management Company	Titan Insurance Services, Inc.
Nationwide Corporation	Veterinary Pet Insurance Company
Nationwide Financial Assignment Company	Victoria Fire & Casualty Company
Nationwide Financial General Agency, Inc.	Victoria Select Insurance Company
VPI Services, Inc.

The method of allocation among the companies is subject to the resolution approved by the Company’s Board of Directors. Allocation is based upon separate return or sub-group aggregated separate return calculations with the Company being reimbursed for the actual Federal income tax benefit of its net operating losses which are actually used to reduce the taxable income of other companies in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2025 and 2024.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

Beginning in 2023, the controlled-group of entities of which the Company is a member, has determined that it is an Applicable Reporting Entity for purposes of the Federal corporate alternative minimum tax (“CAMT”). Applicable Reporting Entities are reporting entities that reasonably expect to be Applicable Corporations for the taxable year, either individually as an unaffiliated corporation or as a member of a tax-controlled group of corporations. An entity is an Applicable Corporation if its rolling average pre-tax adjusted financial statement income over three prior years is greater than $1 billion. Except under limited circumstances, once an entity is an Applicable Corporation, it is an Applicable Corporation in all future years.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

On July 4, 2025, the legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was signed into law. The OBBBA includes various provisions that impact the timing and magnitude of certain tax deductions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework and the restoration of favorable tax treatment for certain business provisions. The OBBBA has multiple effective dates, with certain provisions effective in 2025 and others in later years. The Company has incorporated the provisions that were effective in the financial statements for the period ended December 31, 2025 and assessed that the impacts did not have a material impact on total tax. The Company will continue to assess any future impacts on the Company’s statutory financial statements and will recognize the income tax effects beginning in the period in which they are effective.

(10)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2025 and 2024.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2025 and 2024.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2025 and 2024.

The amount of interest paid on short-term debt was immaterial in 2025, 2024 and 2023.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 40% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2025 and 2024, none of which is eligible for redemption. As part of the agreement, the Company purchased and held an additional $133 million and $160 million in activity stock and an immaterial amount in excess stock as of December 31, 2025 and 2024, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.0 billion and $3.6 billion as of December 31, 2025 and 2024, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. Certain outstanding advances are subject to prepayment penalties under these agreements. The maximum amount of aggregate advances from the FHLB were $3.6 billion for the years ended December 31, 2025 and 2024.

The Company has agreements with the FHLB to provide short-term financing for operations. These agreements, which were renewed in June 2025 and expire June 2026, allow the Company access to borrow up to $1.1 billion. As of December 31, 2025 and 2024, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.4 billion (2.6% of total admitted assets) and fair value of $4.9 billion (2.3% of total admitted assets) as of December 31, 2025 and carrying value of $5.4 billion (2.9% of total admitted assets) and fair value of $4.8 billion (2.5% of total admitted assets) as of December 31, 2024 were pledged as collateral under FHLB agreements, as a condition for withdrawal, and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus. The maximum amount of collateral pledged to the FHLB had a carrying value of $5.5 billion and fair value of $5.0 billion for the year ended December 31, 2025, and a carrying value of $5.5 billion and fair value of $4.9 billion for the year ended December 31, 2024.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(11)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)

Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2025
12/19/2001	7.50%	$300	$300	$22	$540	$-	12/31/2031
6/27/2002	8.15%	300	300	25	570	-	6/27/2032
12/23/2003	6.75%	100	100	7	146	-	12/23/2033
12/20/2019	4.21%	400	400	17	101	-	12/19/2059
Total		$1,100	$1,100	$71	$1,357	$-

December 31, 2024
12/19/2001	7.50%	$300	$300	$23	$518	$-	12/31/2031
6/27/2002	8.15%	300	300	24	545	-	6/27/2032
12/23/2003	6.75%	100	100	7	139	-	12/23/2033
12/20/2019	4.21%	400	400	17	84	-	12/19/2059
Total		$1,100	$1,100	$71	$1,286	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(12)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2025, 2024 and 2023 included premiums of $656 million, $643 million and $635 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $18 million, $23 million, and $73 million respectively, net investment earnings on funds withheld assets of $47 million, $43 million and $55 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million in each year. As of December 31, 2025 and 2024, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.2 billion in each year. As of December 31, 2025 and 2024, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $40 million and $46 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $129 million and $116 million as of December 31, 2025 and 2024, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $386 million, $354 million and $307 million for the years ended December 31, 2025, 2024 and 2023, respectively, while benefits, claims and expenses ceded were $386 million, $341 million and $301 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2025, 2024 and 2023 and include considerations of $6 million, $4 million and $46 million, respectively, net investment income of $21 million, $25 million and $31 million, respectively, and benefits, claims and other expenses of $124 million, $145 million and $186 million, respectively. The reserve adjustment for 2025, 2024 and 2023 of $(111) million, $(143) million and $(153) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $516 million and $619 million as of 2025 and 2024, respectively, and amounts payable related to this agreement were $12 million and $2 million as of December 31, 2025 and 2024, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $33 million and $34 million as of December 31, 2025 and 2024, respectively. Total premiums assumed under this treaty were $18 million, $11 million and $12 million during 2025, 2024 and 2023, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $152 million and $154 million as of December 31, 2025 and 2024, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unaffiliated reinsurers. Total reserve credits taken as of December 31, 2025 and 2024 were $218 million and $252 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(13)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, and other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates for which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were $19 million and $40 million as of December 31, 2025 and 2024, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $52 million and $56 million as of December 31, 2025 and 2024, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. In addition, NMIC provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. The Company was allocated costs from NMIC totaling $303 million, $277 million and $245 million for the years ended December 31, 2025, 2024 and 2023, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2025 and 2024. Total revenues from these contracts were $118 million, $117 million and $125 million for the years ended December 31, 2025, 2024 and 2023, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $73 million, $76 million and $84 million for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2025, 2024 and 2023 were immaterial.

Funds of Nationwide Variable Insurance Trust Funds (“NVITF”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2025 and 2024, customer allocations to NVITF totaled $67.1 billion and $65.4 billion, respectively. For the years ended December 31, 2025, 2024 and 2023, NVITF paid the Company $249 million, $246 million and $234 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.7 billion and $1.0 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, amounts on deposit with NCMC were comprised of $1.3 billion and $938 million, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2025, 2024 and 2023 were $52 million, $53 million and $63 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC, with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2025 and 2024, the Company had $267 million and $286 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2025 and 2024, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2025, 2024 and 2023 were immaterial.

During 2025 and 2024, the Company received capital contributions of $75 million and $100 million, respectively, from NFS. During 2026, the Company received an additional capital contribution of $13 million from NFS as of the subsequent event date.

During 2025 and 2024, the Company paid capital contributions to NLAIC of $400 million. During 2026, the Company paid capital contributions to NLAIC of $100 million as of the subsequent event date.

On July 1, 2025, the Company received a dividend distribution from JNL that was declared on June 4, 2025. The distribution, which was recorded at a cost of $8 million, consisted of the outstanding common stock of JNLNY.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2025, the Company made a surplus contribution to Eagle of $40 million. During 2024, the Company made no surplus contributions to Eagle. During 2025 and 2024 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2026, the Company received a dividend distribution of $150 million that was declared on December 31, 2025. The dividend receivable was recorded in investment income due and accrued as of December 31, 2025. On November 10, 2025, the Company received a dividend distribution of $106 million that was declared on September 30, 2025. On August 8, 2025, the Company received a total distribution of $314 million that was declared on June 30, 2025 and consisted of a return of contributed surplus of $40 million and a dividend of $274 million. On February 11, 2025, the Company received a dividend distribution of $107 million that was declared on December 31, 2024. The dividend receivable was recorded in investment income due and accrued as of December 31, 2024. On November 8, 2024, the Company received a dividend distribution of $81 million that was declared on September 30, 2024. On August 9, 2024, the Company received a dividend distribution of $131 million that was declared on June 28, 2024. On May 10, 2024, the Company received a dividend distribution of $365 million that was declared on March 29, 2024. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million.

As of December 31, 2025, the Company and NLAIC, as co-lenders, have a $2.5 billion replacement unsecured promissory note and revolving line of credit agreement with NWSBL, an affiliate. This agreement has an interest rate of 1-month SOFR plus 0.92% and a maturity date of December 9, 2026. Under the agreement, NWSBL can borrow up to $2.5 billion from the co-lenders for up to 364 days after the date of the agreement. As of December 31, 2025, NWSBL had an outstanding balance of $1.1 billion being reported in cash, cash equivalents and short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. During 2026, additional draws increased the outstanding balance to $1.3 billion as of the subsequent event date. As of December 31, 2024, the Company had a $850 million replacement unsecured promissory note and revolving line of credit agreement with NWSBL. This agreement had an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. Under the agreement, NWSBL could have borrowed up to $850 million from the Company for up to 364 days after the date of the agreement. As of December 31, 2024, NWSBL had an outstanding balance of $706 million from the Company.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $207 million and $325 million as of December 31, 2025 and 2024, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NMIC sponsors multiple benefit plans for its current and former employees including two qualified defined benefit pension plans, the Nationwide Retirement Plan – Account Balance and the Nationwide Retirement Plan – Final Average Pay, collectively the “Pension Plans”. On December 10, 2024, the Pension Plans purchased group annuity contracts that transferred certain obligations to the Company and NLAIC. The impact of this transaction was immaterial to net income and capital and surplus.

(14)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2025 and 2024.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(15)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2025 and 2024. The Company’s surplus as regards policyholders as of December 31, 2025, was $13.3 billion and statutory net income for 2025 was $683 million. As of January 1, 2026, the Company has the ability to pay dividends to NFS totaling $1.3 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend or distribution paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholder.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I   Summary of Investments - Other Than Investments in Related Parties

As of December 31, 2025:

(in millions)	Column A	Column B	Column C	Column D

				Amount at which is
				shown in the statutory
				statements of admitted
				assets, liabilities, capital
	Type of investment	Cost	Fair value	and surplus

Fixed maturities:

Bonds:

U.S. Treasury securities and obligations of U.S. government corporations		$24	$24	$24

U.S. government and agencies		70	73	70

Obligations of states and political subdivisions		3,271	3,043	3,271

Foreign governments		1,056	1,045	1,057

Public utilities		5,414	5,167	5,416

All other corporate, mortgage-backed and asset-backed securities		40,670	39,464	40,655

Total fixed maturities		$50,505	$48,816	$50,493

Equity securities:

Common Stocks:

Banks, trust and insurance companies		29	44	44

Industrial, miscellaneous and all other		225	228	228

Nonredeemable preferred stocks		22	26	26

Total equity securities[1]		$276	$298	$298

Mortgage loans		10,261		10,261

Cash, cash equivalents and short-term investments		3,099		3,099

Policy loans		1,045		1,044

Other long-term investments[2]		3,646		3,645

Total invested assets		$68,832		$68,840

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $5.0 billion are excluded.

2

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $437 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV   Reinsurance

As of December 31, 2025, 2024 and 2023 and each of the years then ended:

(in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed to
	amount	companies	companies	amount	net

2025

Life insurance in force	$163,418	$(25,085)	$511	$138,844	0.4%

Premiums:

Life Insurance	$3,213	$(144)	$18	$3,087	0.6%

Accident and health insurance	537	(546)	9	-	0.0%

Total	$3,750	$(690)	$27	$3,087	0.9%

2024

Life insurance in force	$153,575	$(24,712)	$557	$129,420	0.4%

Premiums:

Life Insurance	$3,977	$(140)	$11	$3,848	0.3%

Accident and health insurance	531	(540)	9	-	0.0%

Total	$4,508	$(680)	$20	$3,848	0.5%

2023

Life insurance in force	$147,725	$(26,722)	$579	$121,582	0.5%

Premiums:

Life Insurance	$2,931	$(143)	$12	$2,800	0.4%

Accident and health insurance	457	(465)	9	-	0.0%

Total	$3,388	$(608)	$21	$2,800	0.8%

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V   Valuation and Qualifying Accounts

Years ended December 31, 2025, 2024 and 2023:

(in millions)

Column A	Column B	Column C	Column D	Column E

	Balance at the
	beginning of	Charged to costs		Balance at end
Description	period	and expenses	Deductions[1]	of period

2025

Valuation allowances - mortgage loans	$-	$-	$-	$-

Valuation allowances - net deferred tax assets	$1	$(1)	$-	$-

(As Adjusted) 2024

Valuation allowances - mortgage loans	$2	$-	$(2)	$-

Valuation allowances - net deferred tax assets	$1	$-	$-	$1

(As Adjusted) 2023

Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

Valuation allowances - net deferred tax assets	$1	$-	$-	$1

1	Amounts generally represent recoveries, payoffs and sales.

2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.